As filed with the Securities and Exchange Commission on March 28, 2008

Securities Act File No. 333-05173

Investment Company Act File No. 811-07651

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under The Securities Act Of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒

and/or

Registration Statement

Under The Investment Company Act Of 1940	☒
Amendment No. 39 (Check appropriate box or boxes)	☒

ING VARIABLE PORTFOLIOS, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq	With copies to:
ING Investments, LLC	Philip H. Newman, Esq.
7337 E. Doubletree Ranch Road	Goodwin Procter, LLP
Scottsdale, AZ 85258	Exchange Place
(Name and Address of Agent for Service)	53 State Street
Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (b)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING VARIABLE PORTFOLIOS, INC.

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

•	Cover Sheet

•	Contents of Registration Statement and Explanatory Note

•	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio ADV Class Prospectus dated May 27, 2008

•	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio Class I Prospectus dated May 27, 2008

•	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio Class S Prospectus dated May 27, 2008

•	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio Statement of Additional Information for ADV Class, Class I and Class S shares dated May 27, 2008

•	Part C

•	Signature Page

Explanatory Note

This Post-Effective Amendment No. 38 to the Registration Statement (“Amendment”) on Form N-1A for ING Variable Portfolios (“Registrant”) is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of adding past and hypothetical information for the ING WisdomTreeSM Global High-Yielding Equity Index.

Prospectus

Prospectus

May 27, 2008

Adviser Class (“ADV Class”)

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

This Prospectus contains important information about investing in ADV Class shares of ING WisdomTreeSM Global High-Yielding Equity Index Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective. As with all mutual funds, the U.S. Securities and Exchange Commission (‘‘SEC’’) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

WHAT’S INSIDE

INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

RISKS

WHAT YOU PAY TO INVEST

The Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies (“Variable Contracts”) to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”) and qualified pension or retirement plans (“Qualified Plans”).

Individual Variable Contract holders are not “shareholders” of the Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolio are not offered directly to the general public.

These pages contain a description of the Portfolio included in this Prospectus, including the Portfolio’s investment objective, principal investment strategies and risks.

You’ll also find:

What you pay to invest. Information about the management fees and expenses the Portfolio pays. You’ll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

Introduction to the Portfolio	1

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	2

What You Pay to Invest	4

Information for Investors	6

Management of the Portfolio	9

More Information About Risks	11

Dividends, Distributions and Taxes	13

Financial Highlights	16

Where To Go For More Information	Back Cover

INTRODUCTION TO THE PORTFOLIO

Risk is the potential that your investment will lose money or not earn as much as you hope. The Portfolio has varying degrees of risk, depending on the securities in which it invests. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with the Portfolio. You should consult the Statement of Additional Information (‘‘SAI’’) for a complete list of the investment strategies and risks.

If you have any questions about the Portfolio, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

GLOBAL DIVIDEND PORTFOLIO

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTreeSM Global High-Yielding Equity Index.

It may be a suitable investment if you:

•	are investing for the long-term — at least several years;
•	are looking for exposure to global and emerging securities markets; and
•	are willing to accept higher risk in exchange for the potential for long-term growth.

“WisdomTree” is a service mark of WisdomTree Investments, Inc. and has been licensed for use. WisdomTree does not make any express or implied representation or warranty regarding the performance or use of the Index or ING WisdomTreeSM Global High-Yielding Equity Index Portfolio or the advisability of investing in Portfolio shares and shall not have any liability in connection with an investment in Portfolio shares.

If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolio	1

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTreeSM Global High-Yielding Equity Index (“Index”). The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 95% of its net assets, plus borrowings for investment purposes, in equity securities of companies included in the Index and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the Index or its components. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests in equity securities of issuers in a number of different countries, including the U.S. The Portfolio may invest in companies located in countries with emerging securities markets.

The Portfolio employs a “passive management” approach that is designed to track the performance of the Index. The Portfolio generally uses a replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index. The Portfolio may not always hold all of the same securities as the Index. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage over the Index.

The Portfolio may also invest in shares of other investment companies, including exchange traded funds.

For additional information on the Index and the Portfolio’s investment strategies, please see the section entitled “More on the Portfolio.”

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Concentration — to the extent that the Portfolio’s Index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, there may be other risks involved such as those of immature economics, political instability and less developed and more thinly traded securities markets.

Index Strategy Risk — The Portfolio uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the Index performance may be affected by the Portfolio’s expenses, and the timing of purchases and redemptions of the Portfolio’s shares.

Interest Rate — The Index, and therefore the Portfolio, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Portfolio therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Portfolio.

Non-Correlation Risk — the performance of the Portfolio and the Index may vary somewhat for a variety of reasons. For example, the Portfolio incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Portfolio may not be fully invested in the securities of the Index at all times. The use of sampling techniques may affect the Portfolio’s ability to achieve close correlation with the Index.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in companies of all market capitalizations. Securities of small- and mid-sized companies may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversifications, and may be dependent on a few key managers.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the ‘‘More Information About Risks’’ section.

2	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

ING WISDOMTREESM G LOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED

Since the Portfolio had not commenced operations as of December 31, 2007, there is no performance information included in this Prospectus. However, hypothetical performance for the WisdomTreeSM Global High-Yielding Equity Index is included in this Prospectus beginning on page 14. Please visit the Portfolio’s website at www.ingfunds.com to obtain performance information once it is available.

If you have any questions, please call 1-800-992-0180.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	3

WHAT YOU PAY TO INVEST

The table that follows shows the estimated operating expenses paid each year by the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.
Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Portfolio is not a party to your Variable Contract or Qualified Plan but is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not applicable.

Operating Expenses Paid Each Year by the Portfolio(1)

(as a % of average net assets)

Portfolio		Management Fees	Distribution (12b-1) Fees	Shareholder Services Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Portfolio Operating Expenses		Waivers, Reimbursements and Recoupment(4)	Net Portfolio Operating Expenses

ING WisdomTreeSM Global High-Yielding Equity Index	%	0.46	0.25	0.25	0.39	0.00	1.35	(2)	(0.15)	1.20

(1)	This table shows the estimated operating expenses for ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. The Portfolio had not commenced operations as of December 31, 2007, therefore, “Other Expenses” are estimated for the current fiscal year.
(2)	ING Funds Services, LLC receives an annual administration fee equal to 0.10% of the Portfolio’s daily net assets. Includes an annual licensing fee of 0.18%. Also includes 0.01% of non-recurring offering expenses and excluding this amount, Total Portfolio Operating Expenses would have been 1.34%.
(3)	The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolio directly. These fees and expenses include the Portfolio’s pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolio invests. The fees and expenses will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in “Net Portfolio Operating Expenses.”
(4)	ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, brokerage, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio’s expenses proposed to be waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading ‘‘Waivers and Reimbursements.’’ The expense limits will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of an investment management agreement. In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days’ prior written notice to ING Investments, LLC. For more information regarding the Portfolio’s expense limitation agreement, please see the Statement of Additional Information.

4	What You Pay to Invest

WHAT YOU PAY TO INVEST

Examples
The Examples that follow are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other variable portfolios. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples assume that you invested $10,000, that you reinvested all your dividends, that the Portfolio earned an average annual return of 5.00%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.

Portfolio	1 Year	3 Years

ING WisdomTreeSM Global High-Yielding Equity Index(1)	$122	411

(1)	The Examples reflect the contractual expense limitations/waivers for the one-year period and the first year of the three-year period.

If you have any questions, please call 1-800-992-0180.

What You Pay to Invest	5

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolio are offered for purchase by separate accounts to serve as an investment option under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, (“Code”) and under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolio. You choose it as an investment option through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you’ve chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolio assumes no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, (‘‘ING Funds Distributor’’ or ‘‘Distributor’’) the Distributor for the Portfolio also offers directly to the public, other ING Funds that have similar names, investment objectives and strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans for which the Portfolio serves as an investment option and other permitted investors might, at some time, be in conflict because of differences in tax treatment or other considerations. The Portfolio’s Boards of Directors (‘‘Board’’) directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, a pension plan, investment company or other permitted investor which might force the Portfolio to sell securities at disadvantageous prices.

The Portfolio may discontinue offering shares at any time. If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for Variable Contracts issued by insurance companies and as an investment option for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. Such policies may be more or less restrictive than the Portfolio’s policy. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary, if the Portfolio determines that such purchase order is not to be in the best interest of the Portfolio. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

6	Information for Investors

INFORMATION FOR INVESTORS

When the Portfolio invests in foreign securities there may be greater opportunities for market timers and thus the Portfolio may be at a greater risk for excessive trading. If an event occurring after the close of a foreign market but before the time the Portfolio computes its current net asset value (‘‘NAV’’) causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as ‘‘price arbitrage.’’ Such price arbitrage opportunities may also occur in a portfolio which does not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such ‘‘stale pricing’’ presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Classes of Shares

The Portfolio also offers Class I and Class S shares. Class I and Class S shares are not offered in this Prospectus.

Shareholder Service and Distribution Plan Fees

The Company has adopted a shareholder services and distribution plan pursuant to Rule 12b-1 under the 1940 Act (“Shareholder Service and Distribution Plan”) for the ADV Class shares of the Portfolio. Under the Shareholder Service and Distribution Plan, the Distributor, the Portfolio’s principal underwriter, is paid an annual Shareholder Services Fee equal to 0.25% and an annual Distribution Fee equal to 0.25% in each case computed as a percentage of average daily net assets of the ADV Class shares of the Portfolio. The Shareholder Services Fee is paid for the shareholder services and account maintenance services provided by the Distributor to the Portfolio and could be used by the Distributor to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for servicing shareholder accounts. The Distribution Fee would be paid for the Distributor’s services as distributor of the Portfolio in connection with any activities or expenses primarily intended to result in the sale of ADV Class shares of the Portfolio. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Shareholder Service and Distribution Plan, the Portfolio’s Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company and thus, they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver and ING USA Annuity and Life Insurance Co. ING Groep N.V. (‘‘ING Groep’’) (NYSE: ING) uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, because the Portfolio is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount

If you have any questions, please call 1-800-992-0180.

Information for Investors	7

INFORMATION FOR INVESTORS

of investments in the Portfolio meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for the Portfolio is determined each business day as of the close of regular trading (‘‘Market Close’’) on the New York Stock Exchange (‘‘NYSE’’) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio’s assets, subtracting the Portfolio’s liabilities, and dividing by the number of shares that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the

Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•

Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;
•	Securities whose trading has been halted or suspended;
•	Fixed-income securities that have gone into default and for which there are no current market value quotations; and
•	Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company’s Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1.) The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

8	Information for Investors

ADVISER AND SUB-ADVISERS	MANAGEMENT OF THE PORTFOLIO

ADVISER

ING Investments, LLC (‘‘ING Investments’’ or ‘‘Adviser’’), an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments oversees all investment advisory and portfolio management services for the Portfolio.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April of 1995.

As of December 31, 2007, ING Investments managed approximately $54 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual management fees to be paid by the Portfolio during the current fiscal year as a percentage of the Portfolio’s average daily net assets:

Portfolio	Management Fees
ING WisdomTreeSM Global High-Yielding Equity Index	0.46	%(1)
(1)	Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2007, the management fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board’s approval of the following investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s semi-annual shareholder report to be dated June 30, 2008.

SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio. The sub-adviser is an affiliate of ING Investments.

ING Investments acts as a “manager-of-managers” for the Portfolio. ING Investments delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to ING Investment’s oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement sub-advisers to the Portfolio’s Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or replace a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Portfolio will notify shareholders of any change in the identity of a sub-adviser of the Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING lnvestments or the Fund’s Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING lnvestments may assume day-to-day investment management of the Fund.

ING Investment Management Co.

ING Investment Management Co., (‘‘ING IM’’ or “Sub-Adviser”), a Connecticut corporation, serves as Sub-Adviser to the Portfolio. ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep, and is an affiliate of ING Investments. ING IM has acted as Adviser or Sub-Adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed over $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

The following individuals jointly share responsibility for the day-to-day management of the Portfolio since inception:

Omar Aguilar, Ph.D. has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers’ quantitative research for its alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

Vincent Costa, CFA, Senior Vice President and Head of Portfolio Management of Quantitative Equity, joined ING IM in April 2006. Prior to joining ING IM he was with Merrill Lynch Investment Management where he worked for 7 years in quantitative equity leadership positions including managing director and head of their quantitative investment organization.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

If you have any questions, please call 1-800-992-0180.

Management of the Portfolio	9

MORE ON THE PORTFOLIO

What is indexing?

Indexing is an investment strategy for tracking the performance of a specified market index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market.

The common stocks for the Portfolio are selected from the Index only once annually (“Portfolio Construction Date”). The Portfolio will typically hold approximately 800 securities included in the Index which will be reconstituted each June. The initial Portfolio Construction Date will be on or about January 18, 2008. Thereafter, the Portfolio Construction Date will be following the Index reconstitution. During the rest of the year, the Sub-Adviser will not make changes in the Portfolio’s holdings except for extraordinary events such as a merger, acquisition, spin-off, bankruptcy or if a company in the Index cancels its dividend in its entirety. Under such circumstances, the Sub-Adviser will allocate the proceeds from the sale of common stock affected by an extraordinary event to a company in the same industry sector as the common stock being sold.

Throughout the year, the Sub-Adviser may also trade to invest cash inflows to the Portfolio and for dividend reinvestment. Purchases and sales of common stock at times other than the annual rebalancing will generally be made in approximately the same proportion that stocks are then held by the Portfolio.

Index Description

The Index is a dividend weighted global multi-capitalization index that measures the performance of the highest-yielding stocks within developed and emerging market countries, excluding Canada, and that meet specified Index inclusion requirements as of the Index measurement date. The Index is created by combining the WisdomTree Dividend Index, the WisdomTree DEFA Index and the WisdomTree Emerging Dividend Index and selecting all companies with market capitalizations of at least $2 billion as of the Index measurement date. Those passing these selection requirements are then ranked by trailing dividend yield and those ranking in the top 30% by dividend yield are included in the Index. Companies are weighted in the Index based on cash dividends paid in the prior 12 months.

The amount invested in any sector or country is determined by the contribution of all companies in that sector or country to the dividend stream of the Index.

The Index is “fundamentally weighted,” meaning that the proportion or “weighting” of the securities in the Index is based on a measure of fundamental value. The securities of companies in the Index that pay higher amounts of cash dividends generally will be more heavily weighted in the Index and, consequently, the Portfolio. Only regular dividends are included in the determination of cash dividends or dividend yield.

The Portfolio does not guarantee the accuracy, completeness or performance of the Index or the data included therein and shall have no liability in connection with any index or index calculation. WisdomTree Investments, Inc.’s only relationship to the Portfolio is that it has licensed the Index and certain service marks for use by the Portfolio. WisdomTree Investments, Inc. and its affiliates do not guarantee the accuracy, completeness or performance of the Index or any data therein. WisdomTree Investments, Inc. has contracted with Standard & Poor’s Rating Corporation (“S&P”) to calculate the Index. Neither WisdomTree Investments, Inc., S&P, or any of their affiliates shall have any liability for any errors or omissions in calculating the Index or in connection with any investment in a fund based on the Index.

Please see Appendix A for more information regarding the Index.

10	More on the Portfolio

MORE INFORMATION ABOUT RISKS

All investments involve risk — some more than others —and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolio, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolio may invest in these securities or use these techniques as part of the Portfolio’s principal investment strategies.

Principal Risks

The principal risks of the Portfolio are highlighted below. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.

Concentration.    To the extent that the Portfolio’s Index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Derivatives.    Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio to hold a security it might otherwise sell or, could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Emerging Markets Investments.    Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over- dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

Foreign Securities.    There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends.

The Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

The risks in investing in foreign securities may be greater for countries with an emerging securities market.

Index Strategy.    The Portfolio uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and an index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares.

If you have any questions, please call 1-800-992-0180.

More Information About Risks	11

MORE INFORMATION ABOUT RISKS

Other Investment Companies.    The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (‘‘ETFs’’) and Holding Company Depositary Receipts (‘‘HOLDRs’’), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depository Receipts (‘‘SPDRs’’), PowerShares QQQ™ (‘‘QQQQ’’), Dow Jones Industrial Average Tracking Stocks (‘‘Diamonds’’) and iShares exchange-traded funds (‘‘iShares’’). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide ‘‘circuit breakers’’ (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reason, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). The Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Small- and Mid-Capitalization Companies.    Investments in small-and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Other Risks

Borrowing.    The Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of the Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Investment by Funds-of-Funds.    The Portfolio’s shares may be purchased by other investment companies including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Management.    When the Portfolio holds securities not included in the Index it is subject to management risk. The Adviser, the Sub-Adviser, and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio but there can be no guarantee that these will produce the desired results.

Pairing Off Transactions.    A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

Temporary Defensive Strategies.    When the Adviser or Sub-Adviser to the Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, it likely will not achieve its investment objective.

Percentage and Rating Limitations.    Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

12	More Information About Risks

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

The Portfolio declares and pays dividends and capital gains distributions, if any, on an annual basis usually in June. To comply with federal tax regulations, the Portfolio, may also pay an additional capital gains distribution, usually in June.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

If you have any questions, please call 1-800-992-0180.

Dividends, Distributions and Taxes	13

WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX

PAST AND HYPOTHETICAL INFORMATION FOR THE WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX

The following bar chart and table provide the hypothetical, computer-generated results for the WisdomTreeSM Global High-Yielding Equity Index (the “Index”), constructed by using a back-test (i.e. the retroactive application of the quantitative selection criteria used by the Index to periods prior to December 1, 2007, the inception date of the Index), as well as past performance of the Index since December 1, 2007, the inception date of the Index. The Index was not designed, and was not calculated, prior to December 1, 2007.

The past and hypothetical performance of the Index presented in the chart and table is not the performance of the Portfolio and should not be interpreted as the performance that would have been achieved by the Portfolio if the Portfolio had been in existence during these periods. The performance of the Portfolio would have been lower than the past and hypothetical performance of the Index because, among other reasons, the past and hypothetical performance of the Index, unlike the performance of a mutual fund, do not reflect fees and operating expenses or transaction costs associated with investing in securities.

The back-tested performance information is purely hypothetical and is provided solely for informational purposes. Back-tested performance results have many inherent limitations. Among other things, back-tested performance differs from actual performance because it is achieved through the retroactive application of data that is designed with the benefit of hindsight. Rules used to calculate “prior performance” are not changed; however, back-tested performance results do not reflect the impact that material economic and market factors might have on the decisions an investment adviser managing an investment strategy based on the Index might make if the adviser were actually managing client assets.

In addition, the Index past and hypothetical performance do not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The past and hypothetical performance of the Index also do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past and hypothetical performance of the Index are no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

14	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX

The bar chart below shows the changes in the past and hypothetical performance of the Index from year to year and the table below shows past and hypothetical average annual total returns for the Index over the periods indicated, as of December 31, 2007. These past and hypothetical returns reflect reinvestment of dividends and other earnings. Also included for comparison purposes is the MSCI All Country World IndexSM.

Past and hypothetical performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term past and hypothetical performance of the Index coincides with a long bull stock market.

MOST OF THE DATA BELOW IS HYPOTHETICAL AND THE RESULT OF THE RETROACTIVE APPLICATION OF SELECTION CRITERIA OF THE WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX. THE HYPOTHETICAL RETURNS FOR THE INDEX DO NOT REPRESENT THE ACTUAL PERFORMANCE OF EITHER THE PORTFOLIO OR THE INDEX BUT ARE DESIGNED TO ILLUSTRATE THE MATHEMATICAL BASIS FOR THE INDEX.

Year-by-Year Total Returns(*)

(For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2007)

	One Year	Three Year	Five Year	Ten Year

WisdomTreeSM Global High-Yielding Equity Index* (Hypothetical)	11.13%	16.93%	22.29%	13.32%

MSCI All Country World IndexSM(1) (Actual)	11.66%	14.39%	18.24%	—

(1)

The MSCI All Country World IndexSM is a free-floating adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

*

The performance data above describes the hypothetical results of the WisdomTreeSM Global High-Yielding Equity Index. Any reference to the Index is to illustrate the Index strategy and does not represent actual performance of the Portfolio or any investment or strategy. Performance information prior to December 1, 2007 for the Index is based on hypothetical back-tested data calculated by WisdomTree Investments, Inc. for the specified time periods shown and was not calculated in real time by an independent calculation agent. A back test is an indication of how an index might have performed in the past if it had existed. Beginning December 1, 2007, the Index has been calculated in real time by an independent calculation agent.

As stated above, the past and hypothetical performance of the WisdomTreeSM Global High-Yielding Equity Index does not represent the performance of the Portfolio and does not reflect the impact on performance of management fees, operating expenses and transaction costs. The performance of the Portfolio, had it been in existence, would have been lower than the past and hypothetical performance of the Index during the same periods shown.

For periods prior to December 1, 2007, the past and hypothetical performance information of the Index was calculated by WisdomTree Investments, Inc. based upon sources of information believed to be accurate. However, such performance information has not been audited or independently verified.

If you have any questions, please call 1-800-992-0180.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	15

FINANCIAL HIGHLIGHTS

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, financial highlights are not available.

16	Financial Highlights

APPENDIX A

WISDOMTREE RULES-BASED METHODOLOGY

Overview and Description of Methodology Guide for WisdomTreeSM Global High-Yielding Equity Index

WisdomTreeSM Global High-Yielding Equity Index (“Index”) was developed by WisdomTree Investments, Inc. to measure the performance of relatively high dividend-yielding stocks in the global markets. The WisdomTreeSM Global High-Yielding Equity Index comprises the top 30% of the companies ranked by dividend yield from a universe consisting of companies included in WisdomTree’s three primary dividend indexes: in the United States, the WisdomTree Dividend Index, in the developed world, the WisdomTree DEFA Index, and in the emerging markets the WisdomTree Emerging Markets Dividend Index. In addition to being a member of one of these three primary WisdomTree indexes, companies must also have a market capitalization of at least $2 billion as of the Screening Point (defined below). The resulting universe of companies after the market cap screen is applied is ranked by dividend yield and the top 30% of companies are selected for the WisdomTreeSM Global High-Yielding Equity Index.

Each index is reconstituted annually, at which time each component’s weight is adjusted to reflect its dividend-weighting in the Index. Dividend weighting is defined as each component’s cash dividends paid over the prior year divided by the sum of the cash dividends paid by all the components in the Index over the same period. This quotient is the percentage weight assigned to each component in the Index at the annual reconstitution. Cash dividends paid is calculated by multiplying the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company. Each of the indexes is calculated to capture price appreciation and total return, which assumes dividends are reinvested into the indexes. The indexes are calculated using primary market prices.

Key Features

Membership Criteria

To be included in the WisdomTree SM Global High-Yielding Equity Index, companies must have a $2 billion market capitalization and be included in one of WisdomTree’s three primary regional indexes that cover the world markets:

1)	The WisdomTree Dividend Index: (United States)

2)	The WisdomTree DEFA Index: (International Developed World)

3)	The WisdomTree Emerging Markets Dividend Index: (Emerging Markets)

The selection methodologies for these indexes are listed below.

WisdomTree Dividend Index:

To be eligible for inclusion in the Domestic Dividend Indexes, a company must list its shares on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX) or the NASDAQ Global Market (together, the “three major exchanges”), be incorporated in the United States and pay regular cash dividends on shares of its common stock in the 12 months preceeding the annual reconstitution, which takes place in December. Companies need to have a market capitalization of at least $100 million by the “Screening Point” (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day) and shares of such companies need to have had an average daily dollar volume of at least $100,000 for three months preceding the Screening Point. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion. ADRs, GDRs and EDRs are excluded, as are limited partnerships, limited liability companies, royalty trusts and companies that are not incorporated in the United States (“United States”

A-1

is defined herein as the 50 U.S. states plus the Commonwealth of Puerto Rico). Preferred stocks, closed-end funds, exchange-traded funds, and derivative securities such as warrants and rights are not eligible.1

WisdomTree DEFA Index:

Component companies must list their shares on one of the major stock exchanges in Europe (i.e., Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), the Tokyo Stock Exchange, or on the major stock exchanges in Australia, New Zealand, Hong Kong, or Singapore. Companies must be incorporated in Europe, Japan, Australia, New Zealand, Hong Kong, or Singapore and have paid at least $5 million in cash dividends on shares of their common stock in the 12 months prior to the annual reconstitution. Companies must have a market capitalization of at least $100 million on the International Screening Point and shares of such companies must have had an average daily dollar volume of at least $100,000 for three months preceding the International Screening Point. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion. Companies that are not incorporated in Europe, Japan, Australia, New Zealand, Hong Kong, or Singapore are excluded. ADRs, GDRs and EDRs, limited partnerships, royalty trusts, passive foreign investment companies, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities such as warrants and rights are not eligible. Shares of such component securities need to have traded at least 250,000 shares per month for each of the six months preceding the International Screening Point.

WisdomTree Emerging Markets Dividend Index:

Component companies must have their shares listed on a stock exchange in one of the following countries: Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Securities must be incorporated in one of these Emerging Market Countries and have paid at least $5 million in cash dividends on shares of their common stock in the 12 months prior to the annual reconstitution in June. In India, only securities whose foreign ownership restriction limits have yet to be breached are eligible for inclusion in the index. Local exchange shares are included in the index for all countries with the exception of Argentina and Russia, which include only American Depository Receipts (ADRs) or Global Depositary Receipts (GDRs). Securities need to have a market capitalization of at least $200 million on the “Emerging Market Screening Point” (the duration of time after the close of trading on the last trading day in May and before the open of trading on the next trading day) and securities need to have had an average daily dollar volume of at least $200,000 for each of the six months preceding the Emerging Market Screening Point. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion. ADRs or GDRs are eligible in Russia and Argentina but no other country. Security types that are excluded from the index are: Limited partnerships, royalty trusts, passive foreign investment companies, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities such as warrants and rights. Shares of such component securities need to have traded at least 250,000 shares per month for each of the six months preceding the International Screening Point.

Base Date and Base Value

The Index was established with a base value of 200 on November 30, 2007.

[1]	Mortgage REITs are not eligible for inclusion in the WisdomTree Domestic and International Dividend Indexes.

A-2

Calculation and Dissemination

The following formula is used to calculate the index levels for the International Sector Indexes:

Si{SiPiEi}

D

Si = Number of shares in the index for security i.

P i = Price of security i

Ei = Cross rate of currency of Security i vs. USD. If security price in USD, Ei = 1

D = Divisor

The WisdomTreeSM Global High-Yielding Equity Yield Index is calculated whenever the major exchanges in the US and international markets are open for trading.

If trading is suspended while one of the major exchanges is still open, the last traded price for that stock is used for all subsequent Index computations until trading resumes. If trading is suspended before the opening, the stock’s adjusted closing price from the previous day is used to calculate the Index. Until a particular stock opens, its adjusted closing price from the previous day is used in the Index computation. Index values are calculated on both a price and total-return basis, in U.S. dollars. The price index and the return indexes are calculated and disseminated on an end-of-day basis.

Weighting

The WisdomTreeSM Global High-Yielding Equity Index is a modified capitalization-weighted Index that employs a transparent weighting formula to magnify the effect that dividends play in the total return of the indexes. The initial weight of a component in the Index at the annual reconstitution is equal to the dollar value of the company’s cash dividends paid in the prior twelve months. To calculate the weighting factor—Cash Dividends Paid—gross annual dividend per share is multiplied by common shares outstanding.2 Thus, each component’s weight in the Index at the “Weighting Date” (defined below) reflects its share of the total Dividend Stream paid in the prior 12 months by all of the component companies in the Index in U.S. dollars. The Weighting Date is when component weights are set, and it occurs immediately after the close of trading on the third Wednesday of June. New components and component weights take effect before the opening of trading on the first Monday following the third Friday of June the “Reconstitution Date.”

Should any company achieve a weighting equal to or greater than 24.0% of the Index, its weighting will be reduced to 20.0% at the close of the current calendar quarter, and all other components in the Index will be rebalanced. Moreover, should the “collective weight” of Index component securities whose individual current weights equal or exceed 5.0% of the Index, when added together, equal or exceed 50.0% of the Index, the weightings in those component securities will be reduced so that their collective weight equals 40.0% of the Index at the close of the current calendar quarter, and other components in the Index will be rebalanced to reflect their relative weights before the adjustment. Further iterations of these adjustments may occur until no company or group of companies violates these rules.

Dividend Treatment

Normal dividend payments are not taken into account in the price index, whereas they are reinvested and accounted for in the total return index. However, special dividends that are not reinvested in the total return index require index divisor adjustments to prevent the distribution from distorting the price index.

[2]	Special Dividends are not included in the computation of Index weights.

A-3

Multiple Share Classes

In the event a component company issues multiple classes of shares of common stock, the share class of that company with the greater liquidity would be selected for inclusion. Conversion of a share class into another share class results in the deletion of the share class being phased out and an increase in shares of the surviving share class, provided that the surviving share class is in the Index.

Index Maintenance

Index maintenance includes monitoring and implementing the adjustments for company deletions, stock splits, stock dividends, spins-offs, or other corporate actions. Some corporate actions, such as stock splits, stock dividends, and rights offerings require changes in the Index shares and the stock prices of the component companies in the WisdomTreeSM Global High-Yielding Equity Index. Some corporate actions, such as stock issuances, stock buybacks, warrant issuances, increases or decreases in dividend per share between reconstitutions, do not require changes in the Index shares or the stock prices of the component companies in the WisdomTreeSM Global High-Yielding Equity Index. Other corporate actions, such as special dividends, may require index divisor adjustments. Any corporate action, whether it requires divisor adjustments or not, will be implemented after the close of trading on the day prior to the ex-date of such corporate actions. Whenever possible, changes to the Index’s components, such as deletions as a result of corporate actions, will be announced at least two business days prior to their implementation date.

Component Changes

•	Additions

Additions to the WisdomTreeSM Global High-Yielding Equity Index are made at the annual reconstitution according to the inclusion criteria defined above. Changes are implemented before the opening of trading on the first Monday following the close of trading on the third Friday in June. With the exception of a certain type of spin-off, no additions are made to the WisdomTreeSM Global High-Yielding Equity Index between annual reconstitutions.

•	Deletions

Shares of companies that are de-listed or acquired by a company outside of the Index are deleted from the Index and the weights of the remaining components are adjusted proportionately to reflect the change in composition of the Index. A component company that cancels its dividend payment is deleted from the Index and the weights of the remaining components are adjusted proportionately to reflect the change in the composition of the Index. A component company that files for bankruptcy is deleted from the Index and the weights of the remaining components are adjusted proportionately to reflect the change in the composition of the Index. If a component company is acquired by another company in the Index for stock, the acquiring company’s shares and weight in the Index are adjusted to reflect the transaction after the close of trading on the day prior to the execution date.3 A component company that re-incorporates outside of the defined domiciles identified above is deleted from the Index and the weights of the remaining components are adjusted proportionately to reflect the change in the composition of the Index. Component companies that reclassify their shares (i.e. that convert multiple share classes into a single share class) remain in the Index, although index shares are adjusted to reflect the reclassification.

[3]

Companies being acquired will be deleted from the WisdomTree indexes immediately before the effective date of the acquisition or upon notice of a suspension of trading in the stock of the company that is being acquired. In cases where an effective date is not publicly announced in advance, or where a notice of suspension of trading in connection with an acquisition is not announced in advance, WisdomTree Investments, Inc. reserves the right to delete the company being acquired based on best available market information.

A-4

Spin-Offs and IPOs

Should a company be spun-off from an existing component company and pay a regular cash dividend, it is not allowed into the Index until the next annual reconstitution, provided it meets all other Index inclusion requirements. Spin-off shares of publicly traded companies that are included in the same Index as their parent company are increased to reflect the spin-off and the weights of the remaining components are adjusted proportionately to reflect the change in the composition of the Index. Companies that go public in an Initial Public Offering (IPO) and that pay a regular cash dividend and that meet all other inclusion requirements must wait until the next annual reconstitution to be included in the Index.

Index Divisor Adjustments

Changes in the Index’s market capitalization due to changes in composition, weighting or corporate actions result in a divisor change to maintain the Index’s continuity. By adjusting the divisor, the index value retains its continuity before and after the event. Corporate actions that require divisor adjustments will be implemented prior to the opening of trading on the effective date. In certain instances where information is incomplete, or the completion of an event is announced too late to be implemented prior to the ex-date, the implementation will occur as of the close of the following day or as soon as practicable thereafter. For corporate actions not described herein, or combinations of different types of corporate events and other exceptional cases, WisdomTree Investments, Inc. reserves the right to determine the appropriate implementation method.

Companies that are acquired, de-listed, file for bankruptcy, re-incorporate outside of a defined domicile or that cancel their dividends in the intervening weeks between the Screening Point and the reconstitution date are not included in the Domestic Dividend Indexes, and the weights of the remaining components are adjusted accordingly.

Selection Parameters for the Domestic Dividend Indexes

Selection parameters for the WisdomTreeSM Global High-Yielding Equity Index are defined above. Companies that pass this selection criteria as of the Screening Point are included in the Index. The component companies are assigned weights in the Index as defined above and annual reconstitution of the Index takes effect as defined above.

A-5

WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Portfolio in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolio’s annual/semi-annual shareholder report, when available, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries:

ING Variable Portfolios, Inc.

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549-0102

Or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the ING Variable Portfolios, Inc. SEC file number. The file number is as follows:

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	811-7651

PRO.WISEA-08 (0108-012808)

Prospectus

Prospectus

May 27, 2008

Class I

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

This Prospectus contains important information about investing in Class I shares of ING WisdomTreeSM Global High-Yielding Equity Index Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective. As with all mutual funds, the U.S. Securities and Exchange Commission (‘‘SEC’’) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

WHAT’S INSIDE

INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

RISKS

WHAT YOU PAY TO INVEST

The Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies (“Variable Contracts”) to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”) and qualified pension or retirement plans (“Qualified Plans”).

Individual Variable Contract holders are not “shareholders” of the Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolio are not offered directly to the general public.

These pages contain a description of the Portfolio included in this Prospectus, including the Portfolio’s investment objective, principal investment strategies and risks.

You’ll also find:

What you pay to invest. Information about the management fees and expenses the Portfolio pays. You’ll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

Introduction to the Portfolio	1

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	2

What You Pay to Invest	4

Information for Investors	6

Management of the Portfolio	9

More Information About Risks	11

Dividends, Distributions and Taxes	13

Financial Highlights	16

Where To Go For More Information	Back Cover

INTRODUCTION TO THE PORTFOLIO

Risk is the potential that your investment will lose money or not earn as much as you hope. The Portfolio has varying degrees of risk, depending on the securities in which it invests. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with the Portfolio. You should consult the Statement of Additional Information (‘‘SAI’’) for a complete list of the investment strategies and risks.

If you have any questions about the Portfolio, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

GLOBAL DIVIDEND PORTFOLIO

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTreeSM Global High-Yielding Equity Index.

It may be a suitable investment if you:

•	are investing for the long-term — at least several years;
•	are looking for exposure to global and emerging securities markets; and
•	are willing to accept higher risk in exchange for the potential for long-term growth.

“WisdomTree” is a service mark of WisdomTree Investments, Inc. and has been licensed for use. WisdomTree does not make any express or implied representation or warranty regarding the performance or use of the Index or ING WisdomTreeSM Global High-Yielding Equity Index Portfolio or the advisability of investing in Portfolio shares and shall not have any liability in connection with an investment in Portfolio shares.

If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolio	1

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTreeSM Global High-Yielding Equity Index (“Index”). The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 95% of its net assets, plus borrowings for investment purposes, in equity securities of companies included in the Index and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the Index or its components. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests in equity securities of issuers in a number of different countries, including the U.S. The Portfolio may invest in companies located in countries with emerging securities markets.

The Portfolio employs a “passive management” approach that is designed to track the performance of the Index. The Portfolio generally uses a replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index. The Portfolio may not always hold all of the same securities as the Index. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the

Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage over the Index.

The Portfolio may also invest in shares of other investment companies, including exchange traded funds.

For additional information on the Index and the Portfolio’s investment strategies, please see the section entitled “More on the Portfolio.”

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Concentration — to the extent that the Portfolio’s Index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, there may be other risks involved such as those of immature economics, political instability and less developed and more thinly traded securities markets.

Index Strategy Risk — The Portfolio uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the Index performance may be affected by the Portfolio’s expenses, and the timing of purchases and redemptions of the Portfolio’s shares.

Interest Rate — The Index, and therefore the Portfolio, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Portfolio therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Portfolio.

Non-Correlation Risk — the performance of the Portfolio and the Index may vary somewhat for a variety of reasons. For example, the Portfolio incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Portfolio may not be fully invested in the securities of the Index at all times. The use of sampling techniques may affect the Portfolio’s ability to achieve close correlation with the Index.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in companies of all market capitalizations. Securities of small- and mid-sized companies may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversifications, and may be dependent on a few key managers.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the ‘‘More Information About Risks’’ section.

2	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED

Since the Portfolio had not commenced operations as of December 31, 2007, there is no performance information included in this Prospectus. However, hypothetical performance for the WisdomTreeSM Global High-Yielding Equity Index is included in this Prospectus beginning on page 14. Please visit the Portfolio’s website at www.ingfunds.com to obtain performance information once it is available.

If you have any questions, please call 1-800-992-0180.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	3

WHAT YOU PAY TO INVEST

The table that follows shows the estimated operating expenses paid each year by the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.
Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Portfolio is not a party to your Variable Contract or Qualified Plan but is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not applicable.

Operating Expenses Paid Each Year by the Portfolio(1)

(as a % of average net assets)

Portfolio		Management Fees	Distribution (12b-1) Fees	Shareholder Services Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Portfolio Operating Expenses		Waivers, Reimbursements and Recoupment(4)	Net Portfolio Operating Expenses

ING WisdomTreeSM Global High-Yielding Equity Index	%	0.46	N/A	N/A	0.39	0.00	0.85	(2)	(0.15)	0.70

(1)	This table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. The Portfolio had not commenced operations as of December 31, 2007, therefore, “Other Expenses” are estimated for the current fiscal year.
(2)	ING Funds Services, LLC receives an annual administration fee equal to 0.10% of the Portfolio’s daily net assets. Includes an annual licensing fee of 0.18%. Also includes 0.01% of non-recurring offering expenses and excluding this amount, Total Portfolio Operating Expenses would have been 0.84%.
(3)	The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolio directly. These fees and expenses include the Portfolio’s pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolio invests. The fees and expenses will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in “Net Portfolio Operating Expenses.”
(4)	ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, brokerage, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio’s expenses proposed to be waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading ‘‘Waivers and Reimbursements.’’ The expense limits will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of an investment management agreement. In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days’ prior written notice to ING Investments, LLC. For more information regarding the Portfolio’s expense limitation agreement, please see the Statement of Additional Information.

4	What You Pay to Invest

WHAT YOU PAY TO INVEST

Examples
The Examples that follow are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other variable portfolios. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples assume that you invested $10,000, that you reinvested all your dividends, that the Portfolio earned an average annual return of 5.00%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.

Portfolio	1 Year	3 Years

ING WisdomTreeSM Global High-Yielding Equity Index(1)	$72	254

(1)	The Examples reflect the contractual expense limitations/waivers for the one-year period and the first year of the three-year period.

If you have any questions, please call 1-800-992-0180.

What You Pay to Invest	5

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolio are offered for purchase by separate accounts to serve as an investment option under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, (“Code”) and under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolio. You choose it as an investment option through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you’ve chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolio assumes no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, (‘‘ING Funds Distributor’’ or ‘‘Distributor’’) the Distributor for the Portfolio also offers directly to the public, other ING Funds that have similar names, investment objectives and strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans for which the Portfolio serves as an investment option and other permitted investors might, at some time, be in conflict because of differences in tax treatment or other considerations. The Portfolio’s Boards of Directors (‘‘Board’’) directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, a pension plan, investment company or other permitted investor which might force the Portfolio to sell securities at disadvantageous prices.

The Portfolio may discontinue offering shares at any time. If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for Variable Contracts issued by insurance companies and as an investment option for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. Such policies may be more or less restrictive than the Portfolio’s policy. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary, if the Portfolio determines that such purchase order is not to be in the best interest of the Portfolio. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

6	Information for Investors

INFORMATION FOR INVESTORS

When the Portfolio invests in foreign securities there may be greater opportunities for market timers and thus the Portfolio may be at a greater risk for excessive trading. If an event occurring after the close of a foreign market but before the time the Portfolio computes its current net asset value (‘‘NAV’’) causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as ‘‘price arbitrage.’’ Such price arbitrage opportunities may also occur in a portfolio which does not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such ‘‘stale pricing’’ presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Classes of Shares

The Portfolio also offers Adviser Class (“ADV Class”) and Class S shares. ADV Class and Class S shares are not offered in this Prospectus.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Shareholder Service and Distribution Plan, the Portfolio’s Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company and thus, they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver and ING USA Annuity and Life Insurance Co. ING Groep N.V. (‘‘ING Groep’’) (NYSE: ING) uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, because the Portfolio is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the Portfolio meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for the Portfolio is determined each business day as of the close of regular trading (‘‘Market Close’’) on the New York Stock Exchange (‘‘NYSE’’) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed

If you have any questions, please call 1-800-992-0180.

Information for Investors	7

INFORMATION FOR INVESTORS

on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio’s assets, subtracting the Portfolio’s liabilities, and dividing by the number of shares that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•

Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;
•	Securities whose trading has been halted or suspended;
•	Fixed-income securities that have gone into default and for which there are no current market value quotations; and
•	Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company’s Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1.) The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

8	Information for Investors

ADVISER AND SUB-ADVISERS	MANAGEMENT OF THE PORTFOLIO

ADVISER

ING Investments, LLC (‘‘ING Investments’’ or ‘‘Adviser’’), an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments oversees all investment advisory and portfolio management services for the Portfolio.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April of 1995.

As of December 31, 2007, ING Investments managed approximately $54 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual management fees to be paid by the Portfolio during the current fiscal year as a percentage of the Portfolio’s average daily net assets:

Portfolio	Management Fees
ING WisdomTreeSM Global High-Yielding Equity Index	0.46	%(1)
(1)	Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2007, the management fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board’s approval of the following investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s semi-annual shareholder report to be dated June 30, 2008.

SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio. The sub-adviser is an affiliate of ING Investments.

ING Investments acts as a “manager-of-managers” for the Portfolio. ING Investments delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to ING Investment’s oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement sub-advisers to the Portfolio’s Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The

Portfolio and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or replace a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Portfolio will notify shareholders of any change in the identity of a sub-adviser of the Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING lnvestments or the Fund’s Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING lnvestments may assume day-to-day investment management of the Fund.

ING Investment Management Co.

ING Investment Management Co., (‘‘ING IM’’ or “Sub-Adviser”), a Connecticut corporation, serves as Sub-Adviser to the Portfolio. ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep, and is an affiliate of ING Investments. ING IM has acted as Adviser or Sub-Adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed over $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

The following individuals jointly share responsibility for the day-to-day management of the Portfolio since inception:

Omar Aguilar, Ph.D. has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers’ quantitative research for its alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

Vincent Costa, CFA, Senior Vice President and Head of Portfolio Management of Quantitative Equity, joined ING IM in April 2006. Prior to joining ING IM he was with Merrill Lynch Investment Management where he worked for 7 years in quantitative equity leadership positions including managing director and head of their quantitative investment organization.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

If you have any questions, please call 1-800-992-0180.

Management of the Portfolio	9

MORE ON THE PORTFOLIO

What is indexing?

Indexing is an investment strategy for tracking the performance of a specified market index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market.

The common stocks for the Portfolio are selected from the Index only once annually (“Portfolio Construction Date”). The Portfolio will typically hold approximately 800 securities included in the Index which will be reconstituted each June. The initial Portfolio Construction Date will be on or about January 18, 2008. Thereafter, the Portfolio Construction Date will be following the Index reconstitution. During the rest of the year, the Sub-Adviser will not make changes in the Portfolio’s holdings except for extraordinary events such as a merger, acquisition, spin-off, bankruptcy or if a company in the Index cancels its dividend in its entirety. Under such circumstances, the Sub-Adviser will allocate the proceeds from the sale of common stock affected by an extraordinary event to a company in the same industry sector as the common stock being sold.

Throughout the year, the Sub-Adviser may also trade to invest cash inflows to the Portfolio and for dividend reinvestment. Purchases and sales of common stock at times other than the annual rebalancing will generally be made in approximately the same proportion that stocks are then held by the Portfolio.

Index Description

The Index is a dividend weighted global multi-capitalization index that measures the performance of the highest-yielding stocks within developed and emerging market countries, excluding Canada, and that meet specified Index inclusion requirements as of the Index measurement date. The Index is created by combining the WisdomTree Dividend Index, the WisdomTree DEFA Index and the WisdomTree Emerging Dividend Index and selecting all those companies with market capitalizations of at least $2 billion as of the Index measurement date. Those passing these selection requirements are then ranked by trailing dividend yield and those ranking in the top 30% by dividend yield are included in the Index. Companies are weighted in the Index based on cash dividends paid in the prior 12 months.

The amount invested in any sector or country is determined by the contribution of all companies in that sector or country to the dividend stream of the Index.

The Index is “fundamentally weighted,” meaning that the proportion or “weighting” of the securities in the Index is based on a measure of fundamental value. The securities of companies in the Index that pay higher amounts of cash dividends generally will be more heavily weighted in the Index and, consequently, the Portfolio. Only regular dividends are included in the determination of cash dividends or dividend yield.

The Portfolio does not guarantee the accuracy, completeness or performance of the Index or the data included therein and shall have no liability in connection with any index or index calculation. WisdomTree Investments, Inc.’s only relationship to the Portfolio is that it has licensed the Index and certain service marks for use by the Portfolio. WisdomTree Investments, Inc. and its affiliates do not guarantee the accuracy, completeness or performance of the Index or any data therein. WisdomTree Investments, Inc. has contracted with Standard & Poor’s Rating Corporation (“S&P”) to calculate the Index. Neither WisdomTree Investments, Inc., S&P, or any of their affiliates shall have any liability for any errors or omissions in calculating the Index or in connection with any investment in a fund based on the Index.

Please see Appendix A for more information regarding the Index.

10	More on the Portfolio

MORE INFORMATION ABOUT RISKS

All investments involve risk — some more than others —and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolio, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolio may invest in these securities or use these techniques as part of the Portfolio’s principal investment strategies.

Principal Risks

The principal risks of the Portfolio are highlighted below. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.

Concentration.    To the extent that the Portfolio’s Index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Derivatives.    Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio to hold a security it might otherwise sell or, could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Emerging Markets Investments.    Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over- dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

Foreign Securities.    There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends.

The Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

The risks in investing in foreign securities may be greater for countries with an emerging securities market.

Index Strategy.    The Portfolio uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and an index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares.

Other Investment Companies.    The Portfolio may invest in other investment companies to the extent permitted by the 1940

If you have any questions, please call 1-800-992-0180.

More Information About Risks	11

MORE INFORMATION ABOUT RISKS

Act and the rules and regulations thereunder. These may include exchange-traded funds (‘‘ETFs’’) and Holding Company Depositary Receipts (‘‘HOLDRs’’), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depository Receipts (‘‘SPDRs’’), PowerShares QQQ™ (‘‘QQQQ’’), Dow Jones Industrial Average Tracking Stocks (‘‘Diamonds’’) and iShares exchange-traded funds (‘‘iShares’’). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide ‘‘circuit breakers’’ (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reason, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). The Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Small- and Mid-Capitalization Companies.    Investments in small-and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Other Risks

Borrowing.    The Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of the Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Investment by Funds-of-Funds.    The Portfolio’s shares may be purchased by other investment companies including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Management.    When the Portfolio holds securities not included in the Index it is subject to management risk. The Adviser, the Sub-Adviser, and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio but there can be no guarantee that these will produce the desired results.

Pairing Off Transactions.    A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

Temporary Defensive Strategies.    When the Adviser or Sub-Adviser to the Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, it likely will not achieve its investment objective.

Percentage and Rating Limitations.    Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

12	More Information About Risks

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

The Portfolio declares and pays dividends and capital gains distributions, if any, on an annual basis usually in June. To comply with federal tax regulations, the Portfolio, may also pay an additional capital gains distribution, usually in June.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

If you have any questions, please call 1-800-992-0180.

Dividends, Distributions and Taxes	13

WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX

PAST AND HYPOTHETICAL INFORMATION FOR THE WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX

The following bar chart and table provide the hypothetical, computer-generated results for the WisdomTreeSM Global High-Yielding Equity Index (the “Index”), constructed by using a back-test (i.e. the retroactive application of the quantitative selection criteria used by the Index to periods prior to December 1, 2007, the inception date of the Index), as well as past performance of the Index since December 1, 2007, the inception date of the Index. The Index was not designed, and was not calculated, prior to December 1, 2007.

The past and hypothetical performance of the Index presented in the chart and table is not the performance of the Portfolio and should not be interpreted as the performance that would have been achieved by the Portfolio if the Portfolio had been in existence during these periods. The performance of the Portfolio would have been lower than the past and hypothetical performance of the Index because, among other reasons, the past and hypothetical performance of the Index, unlike the performance of a mutual fund, do not reflect fees and operating expenses or transaction costs associated with investing in securities.

The back-tested performance information is purely hypothetical and is provided solely for informational purposes. Back-tested performance results have many inherent limitations. Among other things, back-tested performance differs from actual performance because it is achieved through the retroactive application of data that is designed with the benefit of hindsight. Rules used to calculate “prior performance” are not changed; however, back-tested performance results do not reflect the impact that material economic and market factors might have on the decisions an investment adviser managing an investment strategy based on the Index might make if the adviser were actually managing client assets.

In addition, the Index past and hypothetical performance do not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The past and hypothetical performance of the Index also do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past and hypothetical performance of the Index are no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

14	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX

The bar chart below shows the changes in the past and hypothetical performance of the Index from year to year and the table below shows past and hypothetical average annual total returns for the Index over the periods indicated, as of December 31, 2007. These past and hypothetical returns reflect reinvestment of dividends and other earnings. Also included for comparison purposes is the MSCI All Country World IndexSM.

Past and hypothetical performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term past and hypothetical performance of the Index coincides with a long bull stock market.

MOST OF THE DATA BELOW IS HYPOTHETICAL AND THE RESULT OF THE RETROACTIVE APPLICATION OF SELECTION CRITERIA OF THE WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX. THE HYPOTHETICAL RETURNS FOR THE INDEX DO NOT REPRESENT THE ACTUAL PERFORMANCE OF EITHER THE PORTFOLIO OR THE INDEX BUT ARE DESIGNED TO ILLUSTRATE THE MATHEMATICAL BASIS FOR THE INDEX.

Year-by-Year Total Returns(*)

(For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2007)

	One Year	Three Year	Five Year	Ten Year

WisdomTreeSM Global High-Yielding Equity Index* (Hypothetical)	11.13%	16.93%	22.29%	13.32%

MSCI All Country World IndexSM(1) (Actual)	11.66%	14.39%	18.24%	—

(1)

The MSCI All Country World IndexSM is a free-floating adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

*

The performance data above describes the hypothetical results of the WisdomTreeSM Global High-Yielding Equity Index. Any reference to the Index is to illustrate the Index strategy and does not represent actual performance of the Portfolio or any investment or strategy. Performance information prior to December 1, 2007 for the Index is based on hypothetical back-tested data calculated by WisdomTree Investments, Inc. for the specified time periods shown and was not calculated in real time by an independent calculation agent. A back test is an indication of how an index might have performed in the past if it had existed. Beginning December 1, 2007, the Index has been calculated in real time by an independent calculation agent.

As stated above, the past and hypothetical performance of the WisdomTreeSM Global High-Yielding Equity Index does not represent the performance of the Portfolio and does not reflect the impact on performance of management fees, operating expenses and transaction costs. The performance of the Portfolio, had it been in existence, would have been lower than the past and hypothetical performance of the Index during the same periods shown.

For periods prior to December 1, 2007, the past and hypothetical performance information of the Index was calculated by WisdomTree Investments, Inc. based upon sources of information believed to be accurate. However, such performance information has not been audited or independently verified.

If you have any questions, please call 1-800-992-0180.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	15

FINANCIAL HIGHLIGHTS

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, financial highlights are not available.

16	Financial Highlights

APPENDIX A

WISDOMTREE RULES-BASED METHODOLOGY

Overview and Description of Methodology Guide for WisdomTreeSM Global High-Yielding Equity Index

WisdomTreeSM Global High-Yielding Equity Index (“Index”) was developed by WisdomTree Investments, Inc. to measure the performance of relatively high dividend-yielding stocks in the global markets. The WisdomTreeSM Global High-Yielding Equity Index comprises the top 30% of the companies ranked by dividend yield from a universe consisting of companies included in WisdomTree’s three primary dividend indexes: in the United States, the WisdomTree Dividend Index, in the developed world, the WisdomTree DEFA Index, and in the emerging markets the WisdomTree Emerging Markets Dividend Index. In addition to being a member of one of these three primary WisdomTree indexes, companies must also have a market capitalization of at least $2 billion as of the Screening Point (defined below). The resulting universe of companies after the market cap screen is applied is ranked by dividend yield and the top 30% of companies are selected for the WisdomTreeSM Global High-Yielding Equity Index.

Each index is reconstituted annually, at which time each component’s weight is adjusted to reflect its dividend-weighting in the Index. Dividend weighting is defined as each component’s cash dividends paid over the prior year divided by the sum of the cash dividends paid by all the components in the Index over the same period. This quotient is the percentage weight assigned to each component in the Index at the annual reconstitution. Cash dividends paid is calculated by multiplying the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company. Each of the indexes is calculated to capture price appreciation and total return, which assumes dividends are reinvested into the indexes. The indexes are calculated using primary market prices.

Key Features

Membership Criteria

To be included in the WisdomTree SM Global High-Yielding Equity Index, companies must have a $2 billion market capitalization and be included in one of WisdomTree’s three primary regional indexes that cover the world markets:

1)	The WisdomTree Dividend Index: (United States)

2)	The WisdomTree DEFA Index: (International Developed World)

3)	The WisdomTree Emerging Markets Dividend Index: (Emerging Markets)

The selection methodologies for these indexes are listed below.

WisdomTree Dividend Index:

To be eligible for inclusion in the Domestic Dividend Indexes, a company must list its shares on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX) or the NASDAQ Global Market (together, the “three major exchanges”), be incorporated in the United States and pay regular cash dividends on shares of its common stock in the 12 months preceeding the annual reconstitution, which takes place in December. Companies need to have a market capitalization of at least $100 million by the “Screening Point” (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day) and shares of such companies need to have had an average daily dollar volume of at least $100,000 for three months preceding the Screening Point. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion. ADRs, GDRs and EDRs are excluded, as are limited partnerships, limited liability companies, royalty trusts and companies that are not incorporated in the United States (“United States”

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is defined herein as the 50 U.S. states plus the Commonwealth of Puerto Rico). Preferred stocks, closed-end funds, exchange-traded funds, and derivative securities such as warrants and rights are not eligible.1

WisdomTree DEFA Index:

Component companies must list their shares on one of the major stock exchanges in Europe (i.e., Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), the Tokyo Stock Exchange, or on the major stock exchanges in Australia, New Zealand, Hong Kong, or Singapore. Companies must be incorporated in Europe, Japan, Australia, New Zealand, Hong Kong, or Singapore and have paid at least $5 million in cash dividends on shares of their common stock in the 12 months prior to the annual reconstitution. Companies must have a market capitalization of at least $100 million on the International Screening Point and shares of such companies must have had an average daily dollar volume of at least $100,000 for three months preceding the International Screening Point. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion. Companies that are not incorporated in Europe, Japan, Australia, New Zealand, Hong Kong, or Singapore are excluded. ADRs, GDRs and EDRs, limited partnerships, royalty trusts, passive foreign investment companies, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities such as warrants and rights are not eligible. Shares of such component securities need to have traded at least 250,000 shares per month for each of the six months preceding the International Screening Point.

WisdomTree Emerging Markets Dividend Index:

Component companies must have their shares listed on a stock exchange in one of the following countries: Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Securities must be incorporated in one of these Emerging Market Countries and have paid at least $5 million in cash dividends on shares of their common stock in the 12 months prior to the annual reconstitution in June. In India, only securities whose foreign ownership restriction limits have yet to be breached are eligible for inclusion in the index. Local exchange shares are included in the index for all countries with the exception of Argentina and Russia, which include only American Depository Receipts (ADRs) or Global Depositary Receipts (GDRs). Securities need to have a market capitalization of at least $200 million on the “Emerging Market Screening Point” (the duration of time after the close of trading on the last trading day in May and before the open of trading on the next trading day) and securities need to have had an average daily dollar volume of at least $200,000 for each of the six months preceding the Emerging Market Screening Point. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion. ADRs or GDRs are eligible in Russia and Argentina but no other country. Security types that are excluded from the index are: Limited partnerships, royalty trusts, passive foreign investment companies, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities such as warrants and rights. Shares of such component securities need to have traded at least 250,000 shares per month for each of the six months preceding the International Screening Point.

Base Date and Base Value

The Index was established with a base value of 200 on November 30, 2007.

[1]	Mortgage REITs are not eligible for inclusion in the WisdomTree Domestic and International Dividend Indexes.

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Calculation and Dissemination

The following formula is used to calculate the index levels for the International Sector Indexes:

Si{SiPiEi}

D

Si = Number of shares in the index for security i.

P i = Price of security i

Ei = Cross rate of currency of Security i vs. USD. If security price in USD, Ei = 1

D = Divisor

The WisdomTreeSM Global High-Yielding Equity Yield Index is calculated whenever the major exchanges in the US and international markets are open for trading.

If trading is suspended while one of the major exchanges is still open, the last traded price for that stock is used for all subsequent Index computations until trading resumes. If trading is suspended before the opening, the stock’s adjusted closing price from the previous day is used to calculate the Index. Until a particular stock opens, its adjusted closing price from the previous day is used in the Index computation. Index values are calculated on both a price and total-return basis, in U.S. dollars. The price index and the return indexes are calculated and disseminated on an end-of-day basis.

Weighting

The WisdomTreeSM Global High-Yielding Equity Index is a modified capitalization-weighted Index that employs a transparent weighting formula to magnify the effect that dividends play in the total return of the indexes. The initial weight of a component in the Index at the annual reconstitution is equal to the dollar value of the company’s cash dividends paid in the prior twelve months. To calculate the weighting factor—Cash Dividends Paid—gross annual dividend per share is multiplied by common shares outstanding.2 Thus, each component’s weight in the Index at the “Weighting Date” (defined below) reflects its share of the total Dividend Stream paid in the prior 12 months by all of the component companies in the Index in U.S. dollars. The Weighting Date is when component weights are set, and it occurs immediately after the close of trading on the third Wednesday of June. New components and component weights take effect before the opening of trading on the first Monday following the third Friday of June the “Reconstitution Date.”

Should any company achieve a weighting equal to or greater than 24.0% of the Index, its weighting will be reduced to 20.0% at the close of the current calendar quarter, and all other components in the Index will be rebalanced. Moreover, should the “collective weight” of Index component securities whose individual current weights equal or exceed 5.0% of the Index, when added together, equal or exceed 50.0% of the Index, the weightings in those component securities will be reduced so that their collective weight equals 40.0% of the Index at the close of the current calendar quarter, and other components in the Index will be rebalanced to reflect their relative weights before the adjustment. Further iterations of these adjustments may occur until no company or group of companies violates these rules.

Dividend Treatment

Normal dividend payments are not taken into account in the price index, whereas they are reinvested and accounted for in the total return index. However, special dividends that are not reinvested in the total return index require index divisor adjustments to prevent the distribution from distorting the price index.

[2]	Special Dividends are not included in the computation of Index weights.

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Multiple Share Classes

In the event a component company issues multiple classes of shares of common stock, the share class of that company with the greater liquidity would be selected for inclusion. Conversion of a share class into another share class results in the deletion of the share class being phased out and an increase in shares of the surviving share class, provided that the surviving share class is in the Index.

Index Maintenance

Index maintenance includes monitoring and implementing the adjustments for company deletions, stock splits, stock dividends, spins-offs, or other corporate actions. Some corporate actions, such as stock splits, stock dividends, and rights offerings require changes in the Index shares and the stock prices of the component companies in the WisdomTreeSM Global High-Yielding Equity Index. Some corporate actions, such as stock issuances, stock buybacks, warrant issuances, increases or decreases in dividend per share between reconstitutions, do not require changes in the Index shares or the stock prices of the component companies in the WisdomTreeSM Global High-Yielding Equity Index. Other corporate actions, such as special dividends, may require index divisor adjustments. Any corporate action, whether it requires divisor adjustments or not, will be implemented after the close of trading on the day prior to the ex-date of such corporate actions. Whenever possible, changes to the Index’s components, such as deletions as a result of corporate actions, will be announced at least two business days prior to their implementation date.

Component Changes

•	Additions

Additions to the WisdomTreeSM Global High-Yielding Equity Index are made at the annual reconstitution according to the inclusion criteria defined above. Changes are implemented before the opening of trading on the first Monday following the close of trading on the third Friday in June. With the exception of a certain type of spin-off, no additions are made to the WisdomTreeSM Global High-Yielding Equity Index between annual reconstitutions.

•	Deletions

Shares of companies that are de-listed or acquired by a company outside of the Index are deleted from the Index and the weights of the remaining components are adjusted proportionately to reflect the change in composition of the Index. A component company that cancels its dividend payment is deleted from the Index and the weights of the remaining components are adjusted proportionately to reflect the change in the composition of the Index. A component company that files for bankruptcy is deleted from the Index and the weights of the remaining components are adjusted proportionately to reflect the change in the composition of the Index. If a component company is acquired by another company in the Index for stock, the acquiring company’s shares and weight in the Index are adjusted to reflect the transaction after the close of trading on the day prior to the execution date.3 A component company that re-incorporates outside of the defined domiciles identified above is deleted from the Index and the weights of the remaining components are adjusted proportionately to reflect the change in the composition of the Index. Component companies that reclassify their shares (i.e. that convert multiple share classes into a single share class) remain in the Index, although index shares are adjusted to reflect the reclassification.

[3]

Companies being acquired will be deleted from the WisdomTree indexes immediately before the effective date of the acquisition or upon notice of a suspension of trading in the stock of the company that is being acquired. In cases where an effective date is not publicly announced in advance, or where a notice of suspension of trading in connection with an acquisition is not announced in advance, WisdomTree Investments, Inc. reserves the right to delete the company being acquired based on best available market information.

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Spin-Offs and IPOs

Should a company be spun-off from an existing component company and pay a regular cash dividend, it is not allowed into the Index until the next annual reconstitution, provided it meets all other Index inclusion requirements. Spin-off shares of publicly traded companies that are included in the same Index as their parent company are increased to reflect the spin-off and the weights of the remaining components are adjusted proportionately to reflect the change in the composition of the Index. Companies that go public in an Initial Public Offering (IPO) and that pay a regular cash dividend and that meet all other inclusion requirements must wait until the next annual reconstitution to be included in the Index.

Index Divisor Adjustments

Changes in the Index’s market capitalization due to changes in composition, weighting or corporate actions result in a divisor change to maintain the Index’s continuity. By adjusting the divisor, the index value retains its continuity before and after the event. Corporate actions that require divisor adjustments will be implemented prior to the opening of trading on the effective date. In certain instances where information is incomplete, or the completion of an event is announced too late to be implemented prior to the ex-date, the implementation will occur as of the close of the following day or as soon as practicable thereafter. For corporate actions not described herein, or combinations of different types of corporate events and other exceptional cases, WisdomTree Investments, Inc. reserves the right to determine the appropriate implementation method.

Companies that are acquired, de-listed, file for bankruptcy, re-incorporate outside of a defined domicile or that cancel their dividends in the intervening weeks between the Screening Point and the reconstitution date are not included in the Domestic Dividend Indexes, and the weights of the remaining components are adjusted accordingly.

Selection Parameters for the Domestic Dividend Indexes

Selection parameters for the WisdomTreeSM Global High-Yielding Equity Index are defined above. Companies that pass this selection criteria as of the Screening Point are included in the Index. The component companies are assigned weights in the Index as defined above and annual reconstitution of the Index takes effect as defined above.

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WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Portfolio in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolio’s annual/semi-annual shareholder report, when available, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries:

ING Variable Portfolios, Inc.

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549-0102

Or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the ING Variable Portfolios, Inc. SEC file number. The file number is as follows:

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	811-7651

PRO.WISEI-08 (0108-012808)

Prospectus

Prospectus

May 27, 2008

Class S

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

This Prospectus contains important information about investing in Class S shares of ING WisdomTreeSM Global High-Yielding Equity Index Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective. As with all mutual funds, the U.S. Securities and Exchange Commission (‘‘SEC’’) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

WHAT’S INSIDE

INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

RISKS

WHAT YOU PAY TO INVEST

The Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies (“Variable Contracts”) to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”) and qualified pension or retirement plans (“Qualified Plans”).

Individual Variable Contract holders are not “shareholders” of the Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolio are not offered directly to the general public.

These pages contain a description of the Portfolio included in this Prospectus, including the Portfolio’s investment objective, principal investment strategies and risks.

You’ll also find:

What you pay to invest. Information about the management fees and expenses the Portfolio pays. You’ll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

Introduction to the Portfolio	1

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	2

What You Pay to Invest	4

Information for Investors	6

Management of the Portfolio	9

More Information About Risks	11

Dividends, Distributions and Taxes	13

Financial Highlights	16

Where To Go For More Information	Back Cover

INTRODUCTION TO THE PORTFOLIO

Risk is the potential that your investment will lose money or not earn as much as you hope. The Portfolio has varying degrees of risk, depending on the securities in which it invests. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with the Portfolio. You should consult the Statement of Additional Information (‘‘SAI’’) for a complete list of the investment strategies and risks.

If you have any questions about the Portfolio, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

GLOBAL DIVIDEND PORTFOLIO

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTreeSM Global High-Yielding Equity Index.

It may be a suitable investment if you:

•	are investing for the long-term — at least several years;
•	are looking for exposure to global and emerging securities markets; and
•	are willing to accept higher risk in exchange for the potential for long-term growth.

“WisdomTree” is a service mark of WisdomTree Investments, Inc. and has been licensed for use. WisdomTree does not make any express or implied representation or warranty regarding the performance or use of the Index or ING WisdomTreeSM Global High-Yielding Equity Index Portfolio or the advisability of investing in Portfolio shares and shall not have any liability in connection with an investment in Portfolio shares.

If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolio	1

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	Adviser ING Investments, LLC Sub-Adviser ING Investment Management Co.

INVESTMENT

OBJECTIVE

The Portfolio seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTreeSM Global High-Yielding Equity Index (“Index”). The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 95% of its net assets, plus borrowings for investment purposes, in equity securities of companies included in the Index and derivatives (including futures) whose economic returns are, by design, closely equivalent to the returns of the Index or its components. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests in equity securities of issuers in a number of different countries, including the U.S. The Portfolio may invest in companies located in countries with emerging securities markets.

The Portfolio employs a “passive management” approach that is designed to track the performance of the Index.

The Portfolio generally uses a replication strategy to achieve its investment objective and generally will hold each stock in approximately the same proportion as its weighting in the Index. The Portfolio may not always hold all of the same securities as the Index. Although the Portfolio attempts to track, as closely as possible, the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore, has a performance disadvantage over the Index.

The Portfolio may also invest in shares of other investment

companies, including exchange traded funds.

For additional information on the Index and the Portfolio’s investment strategies, please see the section entitled “More on the Portfolio.”

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Concentration — to the extent that the Portfolio’s Index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio in countries with emerging securities markets, there may be other risks involved such as those of immature economics, political instability and less developed and more thinly traded securities markets.

Index Strategy Risk — The Portfolio uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the Index performance may be affected by the Portfolio’s expenses, and the timing of purchases and redemptions of the Portfolio’s shares.

Interest Rate — The Index, and therefore the Portfolio, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Portfolio therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Portfolio.

Non-Correlation Risk — the performance of the Portfolio and the Index may vary somewhat for a variety of reasons. For example, the Portfolio incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Portfolio may not be fully invested in the securities of the Index at all times. The use of sampling techniques may affect the Portfolio’s ability to achieve close correlation with the Index.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio may invest in companies of all market capitalizations. Securities of small- and mid-sized companies may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversifications, and may be dependent on a few key managers.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the ‘‘More Information About Risks’’ section.

2	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

ING WISDOMTREESM G LOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED

Since the Portfolio had not commenced operations as of December 31, 2007, there is no performance information included in this Prospectus. However, hypothetical performance for the WisdomTreeSM Global High-Yielding Equity Index is included in this Prospectus beginning on page 14. Please visit the Portfolio’s website at www.ingfunds.com to obtain performance information once it is available.

If you have any questions, please call 1-800-992-0180.

NG WisdomTreeSM Global High-Yielding Equity Index Portfolio	3

WHAT YOU PAY TO INVEST

The table that follows shows the estimated operating expenses paid each year by the Portfolio. Actual expenses paid by the Portfolio may vary from year to year.
Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Portfolio is not a party to your Variable Contract or Qualified Plan but is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not applicable.

Operating Expenses Paid Each Year by the Portfolio(1)

(as a % of average net assets)

Portfolio		Management Fees	Distribution (12b-1) Fees		Shareholder Services Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Portfolio Operating Expenses		Waivers, Reimbursements and Recoupment(4)	Net Portfolio Operating Expenses

ING WisdomTreeSM Global High-Yielding Equity Index	%	0.46	0.25	(5)	N/A	0.39	0.00	1.10	(2)	(0.21)	0.89

(1)	This table shows the estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. The Portfolio had not commenced operations as of December 31, 2007, therefore, “Other Expenses” are estimated for the current fiscal year.
(2)	ING Funds Services, LLC receives an annual administration fee equal to 0.10% of the Portfolio’s daily net assets. Includes an annual licensing fee of 0.18%. Also includes 0.01% of non-recurring offering expenses and excluding this amount, Total Portfolio Operating Expenses would have been 1.09%.
(3)	The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolio directly. These fees and expenses include the Portfolio’s pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolio invests. The fees and expenses will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in “Net Portfolio Operating Expenses.”

(4)	ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, brokerage, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio’s expenses proposed to be waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading ‘‘Waivers and Reimbursements.’’ The expense limits will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of an investment management agreement. In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days’ prior written notice to ING Investments, LLC. For more information regarding the Portfolio’s expense limitation agreement, please see the Statement of Additional Information.

(5)	ING Investments, LLC has contractually agreed to waive 0.06% of the Distribution Fee for Class S shares of the Portfolio so that the actual fee paid by the Portfolio is at an annual rate of 0.19%.

4	What You Pay to Invest

WHAT YOU PAY TO INVEST

Examples
The Examples that follow are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other variable portfolios. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples assume that you invested $10,000, that you reinvested all your dividends, that the Portfolio earned an average annual return of 5.00%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.

Portfolio	1 Year	3 Years

ING WisdomTreeSM Global High-Yielding Equity Index(1)	$91	327

(1)	The Examples reflect the contractual expense limitations/waivers for the one-year period and the first year of the three-year period.

If you have any questions, please call 1-800-992-0180.

What You Pay to Invest	5

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolio are offered for purchase by separate accounts to serve as an investment option under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, (“Code”) and under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolio. You choose it as an investment option through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you’ve chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolio assumes no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, (‘‘ING Funds Distributor’’ or ‘‘Distributor’’) the Distributor for the Portfolio also offers directly to the public, other ING Funds that have similar names, investment objectives and strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans for which the Portfolio serves as an investment option and other permitted investors might, at some time, be in conflict because of differences in tax treatment or other considerations. The Portfolio’s Boards of Directors (‘‘Board’’) directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, a pension plan, investment company or other permitted investor which might force the Portfolio to sell securities at disadvantageous prices.

The Portfolio may discontinue offering shares at any time. If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for Variable Contracts issued by insurance companies and as an investment option for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. Such policies may be more or less restrictive than the Portfolio’s policy. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary, if the Portfolio determines that such purchase order is not to be in the best interest of the Portfolio. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

6	Information for Investors

INFORMATION FOR INVESTORS

When the Portfolio invests in foreign securities there may be greater opportunities for market timers and thus the Portfolio may be at a greater risk for excessive trading. If an event occurring after the close of a foreign market but before the time the Portfolio computes its current net asset value (‘‘NAV’’) causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as ‘‘price arbitrage.’’ Such price arbitrage opportunities may also occur in a portfolio which does not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such ‘‘stale pricing’’ presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Classes of Shares

The Portfolio also offers Adviser Class (“ADV Class”) and Class I shares. ADV Class and Class I shares are not offered in this Prospectus.

Distribution Plan Fees

The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940, Act (‘‘Distribution Plan’’) for the Class S shares of the Portfolio. Under the Distribution Plan, the Distributor, the Portfolio’s principal underwriter, is paid an annual distribution fee equal to 0.25% of the average daily net assets of the Class S shares of the Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares of the Portfolio. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Shareholder Service and Distribution Plan, the Portfolio’s Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company and thus, they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver and ING USA Annuity and Life Insurance Co. ING Groep N.V. (‘‘ING Groep’’) (NYSE: ING) uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, because the Portfolio is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the Portfolio meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

If you have any questions, please call 1-800-992-0180.

Information for Investors	7

INFORMATION FOR INVESTORS

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for the Portfolio is determined each business day as of the close of regular trading (‘‘Market Close’’) on the New York Stock Exchange (‘‘NYSE’’) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio’s assets, subtracting the Portfolio’s liabilities, and dividing by the number of shares that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•

Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;
•	Securities whose trading has been halted or suspended;
•	Fixed-income securities that have gone into default and for which there are no current market value quotations; and
•	Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company’s Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1.) The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

8	Information for Investors

ADVISER AND SUB-ADVISERS	MANAGEMENT OF THE PORTFOLIO

ADVISER

ING Investments, LLC (‘‘ING Investments’’ or ‘‘Adviser’’), an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments oversees all investment advisory and portfolio management services for the Portfolio.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April of 1995.

As of December 31, 2007, ING Investments managed approximately $54 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual management fees to be paid by the Portfolio during the current fiscal year as a percentage of the Portfolio’s average daily net assets:

Portfolio	Management Fees
ING WisdomTreeSM Global High-Yielding Equity Index	0.46	%(1)
(1)	Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2007, the management fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board’s approval of the following investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s semi-annual shareholder report to be dated June 30, 2008.

SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio. The sub-adviser is an affiliate of ING Investments.

ING Investments acts as a “manager-of-managers” for the Portfolio. ING Investments delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to ING Investment’s oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement sub-advisers to the Portfolio’s Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The

Portfolio and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or replace a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Portfolio will notify shareholders of any change in the identity of a sub-adviser of the Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING lnvestments or the Fund’s Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING lnvestments may assume day-to-day investment management of the Fund.

ING Investment Management Co.

ING Investment Management Co., (‘‘ING IM’’ or “Sub-Adviser”), a Connecticut corporation, serves as Sub-Adviser to the Portfolio. ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep, and is an affiliate of ING Investments. ING IM has acted as Adviser or Sub-Adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed over $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

The following individuals jointly share responsibility for the day-to-day management of the Portfolio since inception:

Omar Aguilar, Ph.D. has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers’ quantitative research for its alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

Vincent Costa, CFA, Senior Vice President and Head of Portfolio Management of Quantitative Equity, joined ING IM in April 2006. Prior to joining ING IM he was with Merrill Lynch Investment Management where he worked for 7 years in quantitative equity leadership positions including managing director and head of their quantitative investment organization.

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

If you have any questions, please call 1-800-992-0180.

Management of the Portfolio	9

MORE ON THE PORTFOLIO

What is indexing?

Indexing is an investment strategy for tracking the performance of a specified market index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market.

The common stocks for the Portfolio are selected from the Index only once annually (“Portfolio Construction Date”). The Portfolio will typically hold approximately 800 securities included in the Index which will be reconstituted each June. The initial Portfolio Construction Date will be on or about January 18, 2008. Thereafter, the Portfolio Construction Date will be following the Index reconstitution. During the rest of the year, the Sub-Adviser will not make changes in the Portfolio’s holdings except for extraordinary events such as a merger, acquisition, spin-off, bankruptcy or if a company in the Index cancels its dividend in its entirety. Under such circumstances, the Sub-Adviser will allocate the proceeds from the sale of common stock affected by an extraordinary event to a company in the same industry sector as the common stock being sold.

Throughout the year, the Sub-Adviser may also trade to invest cash inflows to the Portfolio and for dividend reinvestment. Purchases and sales of common stock at times other than the annual rebalancing will generally be made in approximately the same proportion that stocks are then held by the Portfolio.

Index Description

The Index is a dividend weighted global multi-capitalization index that measures the performance of the highest-yielding stocks within developed and emerging market countries, excluding Canada, and that meet specified Index inclusion requirements as of the Index measurement date. The Index is created by combining the WisdomTree Dividend Index, the WisdomTree DEFA Index and the WisdomTree Emerging Dividend Index and selecting all companies with market capitalizations of at least $2 billion as of the Index measurement date. Those passing these selection requirements are then ranked by trailing dividend yield and those ranking in the top 30% by dividend yield are included in the Index. Companies are weighted in the Index based on cash dividends paid in the prior 12 months.

The amount invested in any sector or country is determined by the contribution of all companies in that sector or country to the dividend stream of the Index.

The Index is “fundamentally weighted,” meaning that the proportion or “weighting” of the securities in the Index is based on a measure of fundamental value. The securities of companies in the Index that pay higher amounts of cash dividends generally will be more heavily weighted in the Index and, consequently, the Portfolio. Only regular dividends are included in the determination of cash dividends or dividend yield.

The Portfolio does not guarantee the accuracy, completeness or performance of the Index or the data included therein and shall have no liability in connection with any index or index calculation. WisdomTree Investments, Inc.’s only relationship to the Portfolio is that it has licensed the Index and certain service marks for use by the Portfolio. WisdomTree Investments, Inc. and its affiliates do not guarantee the accuracy, completeness or performance of the Index or any data therein. WisdomTree Investments, Inc. has contracted with Standard & Poor’s Rating Corporation (“S&P”) to calculate the Index. Neither WisdomTree Investments, Inc., S&P, or any of their affiliates shall have any liability for any errors or omissions in calculating the Index or in connection with any investment in a fund based on the Index.

Please see Appendix A for more information regarding the Index.

10	More on the Portfolio

MORE INFORMATION ABOUT RISKS

All investments involve risk — some more than others —and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolio, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolio may invest in these securities or use these techniques as part of the Portfolio’s principal investment strategies.

Principal Risks

The principal risks of the Portfolio are highlighted below. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.

Concentration.    To the extent that the Portfolio’s Index concentrates in the securities of a particular industry or group of industries or a single country or region, the Portfolio will concentrate its investments to approximately the same extent as the Index. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Derivatives.    Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio to hold a security it might otherwise sell or, could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Emerging Markets Investments.    Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over- dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

Foreign Securities.    There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends.

The Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

The risks in investing in foreign securities may be greater for countries with an emerging securities market.

Index Strategy.    The Portfolio uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and an index performance may be affected by the Portfolio’s expenses and the timing of purchases and redemptions of the Portfolio’s shares.

If you have any questions, please call 1-800-992-0180.

More Information About Risks	11

MORE INFORMATION ABOUT RISKS

Other Investment Companies.    The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (‘‘ETFs’’) and Holding Company Depositary Receipts (‘‘HOLDRs’’), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depository Receipts (‘‘SPDRs’’), PowerShares QQQ™ (‘‘QQQQ’’), Dow Jones Industrial Average Tracking Stocks (‘‘Diamonds’’) and iShares exchange-traded funds (‘‘iShares’’). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide ‘‘circuit breakers’’ (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reason, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). The Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Small- and Mid-Capitalization Companies.    Investments in small-and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Other Risks

Borrowing.    The Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits.

Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of the Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Investment by Funds-of-Funds.    The Portfolio’s shares may be purchased by other investment companies including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Management.    When the Portfolio holds securities not included in the Index it is subject to management risk. The Adviser, the Sub-Adviser, and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio but there can be no guarantee that these will produce the desired results.

Pairing Off Transactions.    A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

Temporary Defensive Strategies.    When the Adviser or Sub-Adviser to the Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, it likely will not achieve its investment objective.

Percentage and Rating Limitations.    Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

12	More Information About Risks

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

The Portfolio declares and pays dividends and capital gains distributions, if any, on an annual basis usually in June. To comply with federal tax regulations, the Portfolio, may also pay an additional capital gains distribution, usually in June.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

If you have any questions, please call 1-800-992-0180.

Dividends, Distributions and Taxes	13

WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX

PAST AND HYPOTHETICAL INFORMATION FOR THE WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX

The following bar chart and table provide the hypothetical, computer-generated results for the WisdomTreeSM Global High-Yielding Equity Index (the “Index”), constructed by using a back-test (i.e. the retroactive application of the quantitative selection criteria used by the Index to periods prior to December 1, 2007, the inception date of the Index), as well as past performance of the Index since December 1, 2007, the inception date of the Index. The Index was not designed, and was not calculated, prior to December 1, 2007.

The past and hypothetical performance of the Index presented in the chart and table is not the performance of the Portfolio and should not be interpreted as the performance that would have been achieved by the Portfolio if the Portfolio had been in existence during these periods. The performance of the Portfolio would have been lower than the past and hypothetical performance of the Index because, among other reasons, the past and hypothetical performance of the Index, unlike the performance of a mutual fund, do not reflect fees and operating expenses or transaction costs associated with investing in securities.

The back-tested performance information is purely hypothetical and is provided solely for informational purposes. Back-tested performance results have many inherent limitations. Among other things, back-tested performance differs from actual performance because it is achieved through the retroactive application of data that is designed with the benefit of hindsight. Rules used to calculate “prior performance” are not changed; however, back-tested performance results do not reflect the impact that material economic and market factors might have on the decisions an investment adviser managing an investment strategy based on the Index might make if the adviser were actually managing client assets.

In addition, the Index past and hypothetical performance do not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. The past and hypothetical performance of the Index also do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of variable contracts. You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing variable contracts for information pertaining to these insurance fees or charges. If the insurance fees or charges were included, the performance would be lower. Past and hypothetical performance of the Index are no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

14	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX

The bar chart below shows the changes in the past and hypothetical performance of the Index from year to year and the table below shows past and hypothetical average annual total returns for the Index over the periods indicated, as of December 31, 2007. These past and hypothetical returns reflect reinvestment of dividends and other earnings. Also included for comparison purposes is the MSCI All Country World IndexSM.

Past and hypothetical performance is not indicative of future results and, as with any investment, there is always a potential for loss as well as profit. It should be noted that the long-term past and hypothetical performance of the Index coincides with a long bull stock market.

MOST OF THE DATA BELOW IS HYPOTHETICAL AND THE RESULT OF THE RETROACTIVE APPLICATION OF SELECTION CRITERIA OF THE WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX. THE HYPOTHETICAL RETURNS FOR THE INDEX DO NOT REPRESENT THE ACTUAL PERFORMANCE OF EITHER THE PORTFOLIO OR THE INDEX BUT ARE DESIGNED TO ILLUSTRATE THE MATHEMATICAL BASIS FOR THE INDEX.

Year-by-Year Total Returns*

(For the periods ended December 31 of each year)

Average Annual Total Returns

(For the periods ended December 31, 2007)

	One Year	Three Year	Five Year	Ten Year

WisdomTreeSM Global High-Yielding Equity Index* (Hypothetical)	11.13%	16.93%	22.29%	13.32%

MSCI All Country World IndexSM(1) (Actual)	11.66%	14.39%	18.24%	—

(1)

The MSCI All Country World IndexSM is a free-floating adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

*

The performance data above describes the hypothetical results of the WisdomTreeSM Global High-Yielding Equity Index. Any reference to the Index is to illustrate the Index strategy and does not represent actual performance of the Portfolio or any investment or strategy. Performance information prior to December 1, 2007 for the Index is based on hypothetical back-tested data calculated by WisdomTree Investments, Inc. for the specified time periods shown and was not calculated in real time by an independent calculation agent. A back test is an indication of how an index might have performed in the past if it had existed. Beginning December 1, 2007, the Index has been calculated in real time by an independent calculation agent.

As stated above, the past and hypothetical performance of the WisdomTreeSM Global High-Yielding Equity Index does not represent the performance of the Portfolio and does not reflect the impact on performance of management fees, operating expenses and transaction costs. The performance of the Portfolio, had it been in existence, would have been lower than the past and hypothetical performance of the Index during the same periods shown.

For periods prior to December 1, 2007, the past and hypothetical performance information of the Index was calculated by WisdomTree Investments, Inc. based upon sources of information believed to be accurate. However, such performance information has not been audited or independently verified.

If you have any questions, please call 1-800-992-0180.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	15

FINANCIAL HIGHLIGHTS

Because the Portfolio did not commence operations as of the fiscal year ended December 31, 2007, financial highlights are not available.

16	Financial Highlights

APPENDIX A

WISDOMTREE RULES-BASED METHODOLOGY

Overview and Description of Methodology Guide for WisdomTreeSM Global High-Yielding Equity Index

WisdomTreeSM Global High-Yielding Equity Index (“Index”) was developed by WisdomTree Investments, Inc. to measure the performance of relatively high dividend-yielding stocks in the global markets. The WisdomTreeSM Global High-Yielding Equity Index comprises the top 30% of the companies ranked by dividend yield from a universe consisting of companies included in WisdomTree’s three primary dividend indexes: in the United States, the WisdomTree Dividend Index, in the developed world, the WisdomTree DEFA Index, and in the emerging markets the WisdomTree Emerging Markets Dividend Index. In addition to being a member of one of these three primary WisdomTree indexes, companies must also have a market capitalization of at least $2 billion as of the Screening Point (defined below). The resulting universe of companies after the market cap screen is applied is ranked by dividend yield and the top 30% of companies are selected for the WisdomTreeSM Global High-Yielding Equity Index.

Each index is reconstituted annually, at which time each component’s weight is adjusted to reflect its dividend-weighting in the Index. Dividend weighting is defined as each component’s cash dividends paid over the prior year divided by the sum of the cash dividends paid by all the components in the Index over the same period. This quotient is the percentage weight assigned to each component in the Index at the annual reconstitution. Cash dividends paid is calculated by multiplying the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company. Each of the indexes is calculated to capture price appreciation and total return, which assumes dividends are reinvested into the indexes. The indexes are calculated using primary market prices.

Key Features

Membership Criteria

To be included in the WisdomTree SM Global High-Yielding Equity Index, companies must have a $2 billion market capitalization and be included in one of WisdomTree’s three primary regional indexes that cover the world markets:

1)	The WisdomTree Dividend Index: (United States)

2)	The WisdomTree DEFA Index: (International Developed World)

3)	The WisdomTree Emerging Markets Dividend Index: (Emerging Markets)

The selection methodologies for these indexes are listed below.

WisdomTree Dividend Index:

To be eligible for inclusion in the Domestic Dividend Indexes, a company must list its shares on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX) or the NASDAQ Global Market (together, the “three major exchanges”), be incorporated in the United States and pay regular cash dividends on shares of its common stock in the 12 months preceeding the annual reconstitution, which takes place in December. Companies need to have a market capitalization of at least $100 million by the “Screening Point” (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day) and shares of such companies need to have had an average daily dollar volume of at least $100,000 for three months preceding the Screening Point. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion. ADRs, GDRs and EDRs are excluded, as are limited partnerships, limited liability companies, royalty trusts and companies that are not incorporated in the United States (“United States”

is defined herein as the 50 U.S. states plus the Commonwealth of Puerto Rico). Preferred stocks, closed-end funds, exchange-traded funds, and derivative securities such as warrants and rights are not eligible.1

WisdomTree DEFA Index:

Component companies must list their shares on one of the major stock exchanges in Europe (i.e., Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), the Tokyo Stock Exchange, or on the major stock exchanges in Australia, New Zealand, Hong Kong, or Singapore. Companies must be incorporated in Europe, Japan, Australia, New Zealand, Hong Kong, or Singapore and have paid at least $5 million in cash dividends on shares of their common stock in the 12 months prior to the annual reconstitution. Companies must have a market capitalization of at least $100 million on the International Screening Point and shares of such companies must have had an average daily dollar volume of at least $100,000 for three months preceding the International Screening Point. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion. Companies that are not incorporated in Europe, Japan, Australia, New Zealand, Hong Kong, or Singapore are excluded. ADRs, GDRs and EDRs, limited partnerships, royalty trusts, passive foreign investment companies, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities such as warrants and rights are not eligible. Shares of such component securities need to have traded at least 250,000 shares per month for each of the six months preceding the International Screening Point.

WisdomTree Emerging Markets Dividend Index:

Component companies must have their shares listed on a stock exchange in one of the following countries: Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Securities must be incorporated in one of these Emerging Market Countries and have paid at least $5 million in cash dividends on shares of their common stock in the 12 months prior to the annual reconstitution in June. In India, only securities whose foreign ownership restriction limits have yet to be breached are eligible for inclusion in the index. Local exchange shares are included in the index for all countries with the exception of Argentina and Russia, which include only American Depository Receipts (ADRs) or Global Depositary Receipts (GDRs). Securities need to have a market capitalization of at least $200 million on the “Emerging Market Screening Point” (the duration of time after the close of trading on the last trading day in May and before the open of trading on the next trading day) and securities need to have had an average daily dollar volume of at least $200,000 for each of the six months preceding the Emerging Market Screening Point. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion. ADRs or GDRs are eligible in Russia and Argentina but no other country. Security types that are excluded from the index are: Limited partnerships, royalty trusts, passive foreign investment companies, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities such as warrants and rights. Shares of such component securities need to have traded at least 250,000 shares per month for each of the six months preceding the International Screening Point.

Base Date and Base Value

The Index was established with a base value of 200 on November 30, 2007.

[1]	Mortgage REITs are not eligible for inclusion in the WisdomTree Domestic and International Dividend Indexes.

Calculation and Dissemination

The following formula is used to calculate the index levels for the International Sector Indexes:

Si{SiPiEi}

D

Si = Number of shares in the index for security i.

P i = Price of security i

Ei = Cross rate of currency of Security i vs. USD. If security price in USD, Ei = 1

D = Divisor

The WisdomTreeSM Global High-Yielding Equity Yield Index is calculated whenever the major exchanges in the US and international markets are open for trading.

If trading is suspended while one of the major exchanges is still open, the last traded price for that stock is used for all subsequent Index computations until trading resumes. If trading is suspended before the opening, the stock’s adjusted closing price from the previous day is used to calculate the Index. Until a particular stock opens, its adjusted closing price from the previous day is used in the Index computation. Index values are calculated on both a price and total-return basis, in U.S. dollars. The price index and the return indexes are calculated and disseminated on an end-of-day basis.

Weighting

The WisdomTreeSM Global High-Yielding Equity Index is a modified capitalization-weighted Index that employs a transparent weighting formula to magnify the effect that dividends play in the total return of the indexes. The initial weight of a component in the Index at the annual reconstitution is equal to the dollar value of the company’s cash dividends paid in the prior twelve months. To calculate the weighting factor—Cash Dividends Paid—gross annual dividend per share is multiplied by common shares outstanding.2 Thus, each component’s weight in the Index at the “Weighting Date” (defined below) reflects its share of the total Dividend Stream paid in the prior 12 months by all of the component companies in the Index in U.S. dollars. The Weighting Date is when component weights are set, and it occurs immediately after the close of trading on the third Wednesday of June. New components and component weights take effect before the opening of trading on the first Monday following the third Friday of June the “Reconstitution Date.”

Should any company achieve a weighting equal to or greater than 24.0% of the Index, its weighting will be reduced to 20.0% at the close of the current calendar quarter, and all other components in the Index will be rebalanced. Moreover, should the “collective weight” of Index component securities whose individual current weights equal or exceed 5.0% of the Index, when added together, equal or exceed 50.0% of the Index, the weightings in those component securities will be reduced so that their collective weight equals 40.0% of the Index at the close of the current calendar quarter, and other components in the Index will be rebalanced to reflect their relative weights before the adjustment. Further iterations of these adjustments may occur until no company or group of companies violates these rules.

Dividend Treatment

Normal dividend payments are not taken into account in the price index, whereas they are reinvested and accounted for in the total return index. However, special dividends that are not reinvested in the total return index require index divisor adjustments to prevent the distribution from distorting the price index.

[2]	Special Dividends are not included in the computation of Index weights.

Multiple Share Classes

In the event a component company issues multiple classes of shares of common stock, the share class of that company with the greater liquidity would be selected for inclusion. Conversion of a share class into another share class results in the deletion of the share class being phased out and an increase in shares of the surviving share class, provided that the surviving share class is in the Index.

Index Maintenance

Index maintenance includes monitoring and implementing the adjustments for company deletions, stock splits, stock dividends, spins-offs, or other corporate actions. Some corporate actions, such as stock splits, stock dividends, and rights offerings require changes in the Index shares and the stock prices of the component companies in the WisdomTreeSM Global High-Yielding Equity Index. Some corporate actions, such as stock issuances, stock buybacks, warrant issuances, increases or decreases in dividend per share between reconstitutions, do not require changes in the Index shares or the stock prices of the component companies in the WisdomTreeSM Global High-Yielding Equity Index. Other corporate actions, such as special dividends, may require index divisor adjustments. Any corporate action, whether it requires divisor adjustments or not, will be implemented after the close of trading on the day prior to the ex-date of such corporate actions. Whenever possible, changes to the Index’s components, such as deletions as a result of corporate actions, will be announced at least two business days prior to their implementation date.

Component Changes

•	Additions

Additions to the WisdomTreeSM Global High-Yielding Equity Index are made at the annual reconstitution according to the inclusion criteria defined above. Changes are implemented before the opening of trading on the first Monday following the close of trading on the third Friday in June. With the exception of a certain type of spin-off, no additions are made to the WisdomTreeSM Global High-Yielding Equity Index between annual reconstitutions.

•	Deletions

Shares of companies that are de-listed or acquired by a company outside of the Index are deleted from the Index and the weights of the remaining components are adjusted proportionately to reflect the change in composition of the Index. A component company that cancels its dividend payment is deleted from the Index and the weights of the remaining components are adjusted proportionately to reflect the change in the composition of the Index. A component company that files for bankruptcy is deleted from the Index and the weights of the remaining components are adjusted proportionately to reflect the change in the composition of the Index. If a component company is acquired by another company in the Index for stock, the acquiring company’s shares and weight in the Index are adjusted to reflect the transaction after the close of trading on the day prior to the execution date.3 A component company that re-incorporates outside of the defined domiciles identified above is deleted from the Index and the weights of the remaining components are adjusted proportionately to reflect the change in the composition of the Index. Component companies that reclassify their shares (i.e. that convert multiple share classes into a single share class) remain in the Index, although index shares are adjusted to reflect the reclassification.

[3]

Companies being acquired will be deleted from the WisdomTree indexes immediately before the effective date of the acquisition or upon notice of a suspension of trading in the stock of the company that is being acquired. In cases where an effective date is not publicly announced in advance, or where a notice of suspension of trading in connection with an acquisition is not announced in advance, WisdomTree Investments, Inc. reserves the right to delete the company being acquired based on best available market information.

Spin-Offs and IPOs

Should a company be spun-off from an existing component company and pay a regular cash dividend, it is not allowed into the Index until the next annual reconstitution, provided it meets all other Index inclusion requirements. Spin-off shares of publicly traded companies that are included in the same Index as their parent company are increased to reflect the spin-off and the weights of the remaining components are adjusted proportionately to reflect the change in the composition of the Index. Companies that go public in an Initial Public Offering (IPO) and that pay a regular cash dividend and that meet all other inclusion requirements must wait until the next annual reconstitution to be included in the Index.

Index Divisor Adjustments

Changes in the Index’s market capitalization due to changes in composition, weighting or corporate actions result in a divisor change to maintain the Index’s continuity. By adjusting the divisor, the index value retains its continuity before and after the event. Corporate actions that require divisor adjustments will be implemented prior to the opening of trading on the effective date. In certain instances where information is incomplete, or the completion of an event is announced too late to be implemented prior to the ex-date, the implementation will occur as of the close of the following day or as soon as practicable thereafter. For corporate actions not described herein, or combinations of different types of corporate events and other exceptional cases, WisdomTree Investments, Inc. reserves the right to determine the appropriate implementation method.

Companies that are acquired, de-listed, file for bankruptcy, re-incorporate outside of a defined domicile or that cancel their dividends in the intervening weeks between the Screening Point and the reconstitution date are not included in the Domestic Dividend Indexes, and the weights of the remaining components are adjusted accordingly.

Selection Parameters for the Domestic Dividend Indexes

Selection parameters for the WisdomTreeSM Global High-Yielding Equity Index are defined above. Companies that pass this selection criteria as of the Screening Point are included in the Index. The component companies are assigned weights in the Index as defined above and annual reconstitution of the Index takes effect as defined above.

WHERE TO GO FOR MORE INFORMATION

You’ll find more information about the Portfolio in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolio’s annual/semi-annual shareholder report, when available, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio’s performance during the last fiscal year, the financial statements and the independent registered public accounting firm’s reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries:

ING Variable Portfolios, Inc.

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC’s Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section

100 F Street, N.E.

Washington, D.C. 20549-0102

Or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC’s internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the ING Variable Portfolios, Inc. SEC file number. The file number is as follows:

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	811-7651

PRO.WISES-08 (0108-012808)

STATEMENT OF ADDITIONAL INFORMATION

May 27, 2008

ING VARIABLE PORTFOLIOS, INC.

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

(800) 992-0180

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

Adviser Class (“ADV Class”), Class I

And Class S Shares

This Statement of Additional Information (“SAI”) relates to ING WisdomTreeSM Global High-Yielding Equity Index Portfolio (“Portfolio”), a series of ING Variable Portfolios, Inc. A prospectus or prospectuses (each a “Prospectus” and collectively, “Prospectuses”) for the Portfolio dated May 27, 2008 which provides the basic information you should know before investing in the Portfolio, may be obtained without charge from the Portfolio or the Portfolio’s principal underwriter, ING Funds Distributor, LLC (“Distributor”) at the address listed above. This SAI is not a prospectus but is incorporated herein by reference in and should be read in conjunction with the Prospectuses each dated May 27, 2008 which have been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized terms not defined in this SAI are used as defined in the Prospectuses.

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. Copies of the Prospectuses and annual or semi-annual shareholder reports, when available, may be obtained upon request and without charge by contacting the Portfolio at the address and phone number written above.

Shares of the Portfolio are sold to insurance company separate accounts so that the Portfolio may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”). The Portfolio also may sell its shares to certain other investors such as qualified pension and retirement plans, insurance companies and any adviser to the Portfolio as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolio. Shares of the Portfolio are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”) as well as non-affiliated insurance companies. Shares of the Portfolio also may be made available to affiliated investment companies under the fund-of-funds arrangements, consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (“1940 Act”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

ING Variable Portfolios, Inc. is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions.

“WisdomTree” is a service mark of WisdomTree Investments, Inc. and has been licensed for use. WisdomTree does not make any express or implied representation or warranty regarding the performance or use of the Index or ING WisdomTreeSM Global High-Yielding Equity Index Portfolio or the advisability of investing in Portfolio shares and shall not have any liability in connection with an investment in Portfolio shares.

1

2

GENERAL INFORMATION

Organization - ING Variable Portfolios, Inc. was incorporated in Maryland in 1996.

Classes - The Board of Directors of the Portfolio (the “Board”) has the authority to subdivide the Portfolio into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the Portfolio equal to each other share in the Portfolio. Shares of the Portfolio currently are classified into three classes. ADV Class, Class I and Class S shares are offered through this SAI and the corresponding Prospectuses. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the distribution fees borne by ADV Class and Class S shares; (b) the expenses allocated exclusively to each class; and (c) the voting rights on matters exclusively affecting a single class.

Capital Stock - Shares of the Portfolio have no preemptive or conversion rights. Each share of the Portfolio has the same rights to share in dividends declared by the Portfolio. Upon liquidation of the Portfolio, shareholders in the Portfolio are entitled to share, pro rata, in the net assets of the Portfolio available for distribution to shareholders. Shares of the Portfolio are fully paid and non-assessable.

Voting Rights - Shareholders of the Portfolio are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Participants who select the Portfolio for investment through their variable annuity contract (“VA Contract”) or variable life insurance policy (“VLI Policy”) are not the shareholders of the Portfolio. The insurance companies that issue the separate accounts are the true shareholders but generally pass through voting to Participants as described in the prospectus for the applicable VA Contract or VLI Policy. Once the initial Board is elected, no meetings of the shareholders for the purpose of electing Directors will be held unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders or, shareholders holding 10% or more of the outstanding shares request such a vote. The Directors then in office will call a shareholder meeting for election of Directors. Vacancies occurring between any such meetings shall be filled as allowed by law provided that immediately after filling any such vacancy, at least two-thirds of the Directors holding office have been elected by the shareholders. Except as set forth above, the Directors shall continue to hold office and may appoint successor Directors. Directors of the Company may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Director may also voluntarily resign from office. Voting rights are not cumulative so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Portfolio in which event, the holders of the remaining shares will be unable to elect any person as a Director.

1940 Act Classification - The Portfolio is an open-end management investment company, as that term is defined under the 1940 Act. The Portfolio is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental which means they may be changed only with the approval of the holders of a majority of the Portfolio’s outstanding voting securities as defined in the 1940 Act as the lesser of: (1) 67% or more of the Portfolio’s shares present at a shareholders’ meeting at which the holders of more than 50% of the Portfolio’s outstanding shares of the Portfolio are present in person or by proxy; or (2) more than 50% of the Portfolio’s outstanding voting securities are present in person or by proxy. All other investment policies or practices are considered by the Portfolio to be non-fundamental and accordingly may be changed without shareholders approval. All percentage limitations set forth below apply immediately after a purchase or initial investment. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment in net or total assets in the securities rating of the investment or any other change.

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As a matter of fundamental policy, the Portfolio may not:

1.	purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio, and further provided that the Portfolio will concentrate to approximately the same extent that its underlying Index concentrates in the stock of such particular industry or industries;

2.	purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3.	borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4.	make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.	underwrite any issue of securities within the meaning of the Securities Act of 1933, as amended (“1933 Act”) except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of the Portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;

6.	purchase or sell real estate, except that the Portfolio may (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein, (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (d) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7.	issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8.	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions including, without limitation, forward currency contracts.

With respect to fundamental policy number (1), industry classifications are determined in accordance with the classifications established by the Global Industrial Classification (“GIC”) Standards. Industry classifications may be changed at any time to reflect changes in the market place.

The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest,

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under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies included in the WisdomTreeSM Global High-Yielding Equity Index. The Portfolio also has a policy to provide its shareholders with at least 60 days’ prior notice of any change in such investment policy. If subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS, INVESTMENT

STRATEGIES AND RISKS

The table that follows identifies various securities and investment techniques used by ING Investments, LLC (“Adviser” or “ING Investments”) and the sub-adviser in managing the Portfolio. The table has been marked to indicate those securities and investment techniques that ING Investments and the sub-adviser may use to manage the Portfolio. The Portfolio may use any or all of these techniques at any one time and the fact that the Portfolio may use a technique does not mean that the technique will be used. The securities and investment techniques are subject to the limitations explained elsewhere in this SAI or the accompanying Prospectuses. The Portfolio's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectuses and/or this SAI, as well as federal securities laws. There can be no assurance that the Portfolio will achieve its investment objective. The Portfolio’s policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses. Where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

Asset Classes/ Investment Techniques
Equities
Common Stocks	X
Convertible Securities	X
IPOs	X
Preferred Stocks	X
Synthetic Convertible Securities[1]	X
Unseasoned Companies	X
Foreign and Emerging Market Investments[2]
ADRs/EDRs/GDRs	X
Eurodollar Convertible Securities[3]	X
Eurodollar/ Yankee Dollar Instruments[3]	X
Foreign and Emerging Market Securities[4]
Foreign Bank Obligations[4]	X
Foreign Currency Exchange Transactions[5]	X
Foreign Mortgage-Related Securities[4]	X
International Debt Securities[4]	X
Sovereign Debt Securities[4]	X
Supranational Agencies[4,6]	X
Fixed-Income
ARMS[3]	X
Asset-Backed Securities (non-mortgage)[3]	X
Banking Industry Obligations/Short-Term Investments[3]	X
Corporate Debt Securities[3]	X
Credit-Linked Notes[3]	X
Floating or Variable Rate Instruments[3]	X
GICs[3]	X
GNMA Certificates[3]	X
Government Trust Certificates[3]	X
High-Yield Securities[7]	X
Interest-only/ Principal-only Stripped Mortgage-Backed Securities[3]	X

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Asset Classes/ Investment Techniques
Mortgage-Related Securities[3]	X
Municipal Securities[3]	X
Moral Obligations Securities	X
Municipal Lease Obligations[3]	X
Savings Association Obligations[3,8]	X
Subordinated Mortgage Securities[3]	X
Tax Exempt Industrial Development Bonds & Pollution Control Bonds[3]	X
U.S. Government Securities[3]	X
Zero-Coupon and Pay-In-Kind[3]	X
Other Investments
Derivatives	X
Financial Futures Contracts and Related Options[9]	X
Forward Foreign Currency Contracts[9]	X
Foreign Currency Options[5]	X
Foreign Futures Contracts and Foreign Options[5]	X
Index-, Currency-, and Equity-Linked Securities[9]	X
Options on Futures[9]	X
Over-the-Counter Options[9]	X
Put and Call Options[9,10]	X
Stock Index Options[9]	X
Straddles[9]	X
Warrants	X
Other Investment Companies	X
Private Funds	X
Real Estate Securities	X
Restricted and Illiquid Securities	X
TBA Sale Commitments	X
Investment Techniques
Borrowing	X
Lending of Portfolio Securities	X
Repurchase Agreements[3]	X
Reverse Repurchase Agreements and Dollar Rolls	X
Securities, Interest Rate and Currency Swaps[11]	X
Swap Transactions	X
Temporary Defensive Positions	X
Short Sales[12]	X
When-Issued Securities and Delayed-Delivery Transactions	X
Trust-Preferred Securities	X
Portfolio Turnover	X

1	The Portfolio may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s Investors Services Inc. (“Moody’s”) or “A” or higher by Standard & Poor’s Rating Corporation (“S&P”) and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.
2	Investments in emerging market equity securities will not exceed 5% of the Portfolio’s total assets.
3	The Portfolio may only invest in such instruments (which must be of high quality and short duration) for temporary and defensive or cash management purposes.
4	The Portfolio may invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof).
5	The Portfolio may only invest in such instruments for the purposes of hedging.
6	Other than for temporary and defensive or cash management purposes, the Portfolio may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. government.
7	The Portfolio will not invest more than 15% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody’s or, if unrated, considered by the Adviser to be of comparable quality).
8	The certificates of deposit (interest-bearing time deposits) in which the Portfolio may invest are issued by savings banks or savings and loan associations that have capital surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.
9	For purposes other than hedging, the Portfolio will invest no more than 5% of its assets in such instruments with respect to the purchase or sale of put and call options on securities. With respect to futures, the 5% limit is calculated with reference to the notional value of the futures contract.

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10	The Portfolio is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. The Portfolio will not write a put if it will require more than 50% of the Portfolio’s net assets to be designated to cover all put obligations. The Portfolio may not buy options if more than 3% of its assets immediately following such purchase would consist of put options. The Portfolio may purchase call and sell put options on equity securities only to close out positions previously opened. The Portfolio will not write a call option on a security unless the call is “covered” (i.e. it already owns the underlying security). The Portfolio may purchase put options when ING Investments believes that a temporary defensive position is desirable in light of market conditions but does not desire to sell the Portfolio security.
11	The Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio’s total assets.
12	The Portfolio may make short sales of Exchange Traded Funds for the purposes of hedging.

EQUITY INVESTMENTS

Common Stock, Preferred Stock, Convertible Securities and Other Equity Securities

Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives the Portfolio the right to vote on issues affecting the company’s organization and operations. Such investments may be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

Other types of equity securities may also be purchased such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock.

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation and may be “participating” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible while investing at a better price than may be available

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on the common stock or obtaining a higher fixed-rate of return than is available on common stocks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth at market value if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Portfolio is called for redemption, the Portfolio must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Portfolio because the Portfolio purchases such securities for their equity characteristics.

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Portfolio may purchase a non-convertible debt security and a warrant or option which enables the Portfolio to have a convertible-like position with respect to a company, group of companies, or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Initial Public Offerings

Initial Public Offerings (“IPOs”) occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise which may result in a significant gain or loss and greater transaction costs to the Portfolio. Any gains from shares held for twelve (12) months or less will be treated as short-term gains, taxable as ordinary income to the Portfolio’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Portfolio’s performance when the Portfolio’s asset base is small. Consequently, IPOs may constitute a significant portion of the Portfolio’s returns particularly when the Portfolio is small. Since the number of securities issued in IPO securities is limited, it is likely that IPOs will represent a smaller component of the Portfolio’s assets as it increases in size and therefore, have a more limited effect on the Portfolio’s performance.

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There can be no assurance that IPOs will continue to be available for the Portfolio to purchase. The number or quality of IPOs available for purchase by the Portfolio may vary, decrease or entirely disappear. In some cases, the Portfolio may not be able to purchase IPOs at the offering price but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price and making it more difficult for the Portfolio to realize a profit.

Unseasoned Companies

The Portfolio considers securities of companies with limited operating histories to be securities of companies with a record of less than three (3) years’ continuous operation, including the operations of any predecessors and parents. These are sometimes referred to as “unseasoned issuers.” These companies, by their nature, have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

FOREIGN AND EMERGING MARKET INVESTMENTS

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts

American Depositary Receipts (“ADRs”), Global Depositary (“GDRs”) and European Depositary Receipts (“EDRs”) or other similar securities represent securities of foreign issuers. These securities are typically dollar denominated although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: ADRs, EDRs and GDRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities; ADRs are typically designed for U.S. investors and held either in physical form or in book entry form; EDRs are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe). Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in the European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the U.S. and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the U.S. The Portfolio may invest without limitation in Eurodollar convertible securities. The Eurodollar convertible securities are convertible into foreign equity securities listed or represented by ADRs listed on the New York Stock Exchange (“NYSE”) or the American Stock Exchange, or convertible into publicly traded common stock of U.S. companies. The Portfolio may also invest up to 15% of its total assets invested in convertible securities taken at market value in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed or represented by ADRs listed on such exchanges.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the U.S., primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and

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foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

Foreign and Emerging Market Securities

Foreign financial markets, while growing in volume have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures and in certain markets there have been many times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the U.S. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates and there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could affect U.S. investments in those countries.

Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Transactional costs in non-U.S. securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Although the Portfolio will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Portfolio on these investments. The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may: have relatively unstable governments; present the risk of sudden adverse government action and even nationalization of businesses; have restrictions on foreign ownership; have prohibitions of repatriation of assets; and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increase in trading volume potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in other countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

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Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Exchange Transactions

The Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar, receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won - at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio’s portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management’s need to protect the status of the Portfolio as a regulated investment company under the Internal Revenue Code of 1986, as amended (“Code”).

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g. Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the U.S. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as size of loan pools, pre-payment experience and maturities of loans.

International Debt Securities

International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having tax authority) or their agencies or instrumentalities, including ADRs. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities or zero-coupon securities.

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In determining whether to invest in debt obligations of foreign issuers, the Portfolio will consider the relative yields of foreign and domestic high-yield securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g. relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolio having previously distributed more income in a particular period than was available from investment income which could result in a return of capital to shareholders. The Portfolio’s portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolio’s investment income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollar and absorb the cost of current fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers may not be required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer may not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the U.S.

Restrictions on Foreign Investments - Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Portfolio. As illustrations, certain countries may require governmental approval prior to investment by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a portfolio that invests in such countries. For example, the Portfolio may be required, in certain of such countries, to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Portfolio. Re-registration, in some instances, may not occur on a timely basis resulting in a delay during which the Portfolio may be denied certain of its rights as an investor including rights as to dividends or to be made aware of certain corporate actions. There also may be instances when the Portfolio places a purchase order but is subsequently informed at the time of re-registration that the permissible allocation of the investment to foreign investors has been filled, depriving the Portfolio of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to the Portfolio’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital as well as by the application to the Portfolio of any restrictions on investments. Even when there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts the Portfolio’s investments in any equity securities of an issuer that in

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its most recent fiscal year, derived more than 15% of its revenues from “securities related activities” as defined by the rules thereunder. The provisions may restrict the Portfolio’s investments in certain foreign banks and other financial institutions.

Risks of Investing in Foreign Securities - Investments in foreign securities involve certain inherent risks, including the following:

Market Characteristics - Settlement practices for transactions in foreign markets may differ from those in U.S. markets and may include delays beyond periods customary in the U.S. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment of securities, may expose the Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, future contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the U.S. and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the U.S. The value of the Portfolio’s positions may also be adversely impacted by delays in its abilities to act upon economic events occurring in foreign markets during non-business hours in the U.S.

Legal and Regulatory Matters - In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

Taxes - The interest payable on certain of the Portfolio’s foreign securities may be subject to foreign withholding taxes thus reducing the net amount of income available for distribution to the Portfolio’s shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Portfolio.

Costs - The expense ratio of a portfolio that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the Adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Portfolio will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time with the limitations described in the Prospectuses depending on the Adviser’s or sub-adviser’s assessment of prevailing market, economic and other conditions.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Portfolio may invest may be rated below investment grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities.

Supranational Agencies

Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank) which was chartered to finance development projects in developing member countries; the European Union which is a 27-nation organization engaged in cooperative economic activities; and the Asian Development Bank which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

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FIXED-INCOME SECURITIES

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in particular, pre-specified, published interest rate index. The amount of interest on an ARM is calculated by adding a specified amount, the “margin,” to the index subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, often related to ARMS issued by Federal National Mortgage Association (“FNMA”), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Asset-Backed Securities (non-mortgage)

Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted below with respect to Collateralized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”), the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder or they may pay a fixed rate of interest with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities which may be retained by the originator. The originator, or other party, may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

The collateral behind certain types of collateral tend to have prepayment rates that do not vary with interest rates and the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

Banking Industry Obligations/Short-Term Investments

Banking industry obligations include certificates of deposit, bankers’ acceptances and fixed-time deposits.

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Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Portfolio will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

The Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limit the amount which they can loan to a single borrower, and subject them to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Portfolio may acquire.

For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in the Prospectuses, the Portfolio may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in “High-Yield Securities” below.

Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody’s or BBB- from S&P’s, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Adviser or sub-adviser to be of comparable quality. Bonds rated Baa- or BBB- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

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Credit-Linked Notes

A credit-linked note (“CLN”) is generally issued by one party with a credit option or risk linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specific credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). A portfolio engaging in this type of investment cannot assure that it can implement a successful strategy.

Floating or Variable Rate Instruments

Variable rate demand instruments held by the Portfolio may have maturities of more than one year provided: (1) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (2) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The Portfolio will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment on the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default. The Portfolio may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by the Portfolio will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days which cannot be disposed of promptly within seven business days in the usual course of business, without taking a reduced price, will be treated as illiquid securities.

Guaranteed Investment Contracts

Guaranteed Investment Contracts (“GICs”) are issued by insurance companies. Pursuant to such contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it and the charges will be deducted from the value of the deposit fund. In addition, because the Portfolio may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment and, together with other instruments invested in by the Portfolio which are not readily marketable, will not exceed 15% of the Portfolio’s net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Government National Mortgage Association Certificates

Government National Mortgage Association Certificates (“GNMA” or “GNMA Certificates”) are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration (“FHA”) or Farmers’ Home Administration (“FMHA”) or guaranteed by the Veteran’s Administration (“VA”). A GNMA Certificate represents an interest in a specific pool of such mortgages which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the U.S. government.

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GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. “Modified pass through” type GNMA Certificates entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers’ and GNMA fees) whether or not the mortgagor has made such payment.

GNMA Certificates are created by an “issuer” which is an FHA-approved mortgage banker who also meets criteria imposed by GNMA. The issuer assembles a pool of FHA, FMHA, or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling. Upon application by the issuer and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the U.S. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA Certificate but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type and accordingly, the generally accepted practice has developed to treat GNMA Certificates as 30-year securities which prepay fully in the 12th year.

GNMA Certificates bear a nominal “coupon rate” which represents the effective FHA or VA mortgage rate at the time of issuance, less 0.5% which constitutes the GNMA and issuer’s fees. For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer’s fees. The actual yield to be earned by a holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates. Because of the variation in the life of the pools of mortgages which back various GNMA Certificates and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from the Portfolio of GNMA Certificates will differ significantly from the yield estimated by using an assumption of a 12 year life for each GNMA Certificate included in the Portfolio as described.

The actual rate of prepayment for any GNMA Certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary-market trading of outstanding GNMA Certificates tends to be concentrated in issues bearing the current coupon rate.

Construction loan securities are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated and project loan securities are issued. It is the Portfolio’s policy to record these GNMA Certificates on trade date and to segregate assets to cover its commitments on trade date as well.

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GNMA Certificates may at times be purchased or sold on a delayed-delivery basis or on a when-issued basis. These transactions arise when GNMA Certificates are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio. No payment is made until delivery is due, often a month or more after the purchase. The settlement date on such transactions will take place no more than 120 days from the trade date. When the Portfolio engages in when-issued and delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. Failure of the buyer or seller to do so may result in the Portfolio missing the opportunity of obtaining a price considered to be advantageous. While when-issued GNMA Certificates may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a GNMA Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Portfolio may invest in when-issued securities without other conditions. Such securities either will mature or be sold on or about the settlement date. The Portfolio may earn interest on such account or securities for the benefit of shareholders.

Government Trust Certificates

Government Trust Certificates represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the federal government of the U.S. (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the U.S. sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA or Aaa by a nationally recognized statistical rating organization (“NRSRO”).

High-Yield Securities

High-yield securities are debt securities that are rated lower than “Baa” by Moody’s or “BBB-” by S&P, or of comparable quality if unrated.

High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities and securities convertible into the foregoing. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk.

High-yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities but are reflected in the Portfolio’s net asset value (“NAV”). The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody’s description of its bond ratings: Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of a desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects. Moody’s also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P’s description of its bond ratings: BB, B, CCC, CC, C -

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predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D - in payment default. S&P applies indicators “+,” no character and “-” to its rating categories. The indicators show relative standing within the major rating categories.

Certain securities held by the Portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Risks Associated with High-Yield Securities - The medium- to lower-rated and unrated securities in which the Portfolio invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

High-Yield Bond Market - A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities, thus disrupting the market for such securities.

Sensitivity to Interest Rate and Economic Changes - High-yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise causing bond prices to fall, the value of high-yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high-yield bonds tend to underperform Treasury and investment grade corporate bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at a greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield security owned by the Portfolio defaults the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the Portfolio’s net asset value. Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

Payment Expectations - High-yield securities present risks based on payment expectations. For example, high-yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may have to replace the security with a lower yielding security resulting in a decreased return for investors. Also, the value of high-yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment grade bonds.

Liquidity and Valuation Risks - Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high-yield securities tend to be institutions rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as Treasury and investment grade bonds. The ability to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities especially in a thinly-traded market. To the extent the Portfolio owns illiquid or restricted high-yield securities; these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

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Taxation - Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities. The Portfolio would report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Limitations of Credit Ratings - The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. Although the ratings of recognized rating services such as Moody’s and S&P are considered, the Adviser or sub-adviser may primarily rely on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Portfolio’s investment objective may be more dependent on the Adviser’s or sub-adviser’s own credit analysis than might be the case when the Portfolio invests in higher quality bonds. The Adviser or sub-adviser, when applicable, continually monitors the investments in the Portfolio’s portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. The Portfolio may retain a security whose rating has been changed.

Congressional Proposals - New laws and proposed new laws may negatively affect the market for high-yield securities. Any such proposals, if enacted, could have a negative effect on the Portfolio’s NAV.

Interest/Principal Only Stripped Mortgage-Backed Securities

The Portfolio may invest in Interest/Principal only Stripped Mortgage-Backed Securities (“SMBS”) which are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of SMBS are generally more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than the prices of non-zero-coupon securities having similar maturities and credit quality.

Mortgage-Related Securities

Mortgage-related securities include mortgage-related debt securities, CMOs and REMICs. Federal mortgage-related securities include obligations issued or guaranteed by the GNMA, the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA is a wholly-owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. government. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government. See “U.S. Government Securities.”

Pass-through mortgage-related securities are characterized by monthly payments to the holder reflecting the monthly payments made by the borrowers who received the underlying loans and represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive payments of principal in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Portfolio might be converted to cash and the Portfolio could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Portfolio buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

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CMOs and REMICs are securities that are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a “stated maturity” (the latest date by which the tranche can be completely repaid assuming no prepayments) and has an “average life” (the average time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized rather than being paid off entirely at maturity as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as “pass-through” securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government such as GNMA, or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter their cash flows.

Risks of Mortgage-Related Investment - Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods the rate of prepayment of mortgages underlying mortgage-related securities tends to increase with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities. Because investments in mortgage-related securities are interest-rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, SMBS are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest-only class is extremely sensitive both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) or the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. The Portfolio could fail to fully recover its initial investment in a CMO residual or a SMBS. See, “U.S. Government Securities.”

Municipal Securities

Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S. regional government authorities and their agencies and instrumentalities (“municipal securities”). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, municipal securities debt obligations are issued to obtain funds for a variety of public purposes such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations and to raise funds for general operating expenses and lending to other public institutions and facilities.

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The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and tax power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund, the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other law affecting the rights and remedies of creditors such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Moral Obligations Securities

Municipal securities may include “moral obligation” securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Lease Obligations

These are lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. “Certificates of participation” are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses that provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

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The Portfolio will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one NRSRO; (2) secured by payments from a governmental lessee that has actively traded debt obligations; (3) determined by the Adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the Adviser or sub-adviser deems appropriate such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies and adequate debt service reserve funds.

Short-term Municipal Obligations include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues to be payable from these specific future taxes. They are usually general obligations of the issuer secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes are (tax-exempt commercial paper) short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Savings Association Obligations

The certificates of deposit (interest-bearing time deposits) in which the Portfolio may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Portfolio may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal payments, interest or any combination thereof to one or more other classes or, only after the occurrence of certain events and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes

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of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders such certificates generally have a higher stated yield than the senior certificates.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder are exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk of investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The Adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Adviser or sub-adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities when, in the view of the Adviser or sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Adviser or sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Tax Exempt Industrial Development Bond and Pollution Control Bonds

Tax Exempt Industrial Development and Pollution Control Bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

U.S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, such as, are backed by the

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full faith and credit of the U.S. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the U.S. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate prepayment and may not be able to assert a claim against the U.S. itself if the agency or instrumentality does not meet its commitment. The Portfolio generally will invest in securities of such agencies or instrumentalities only when the Adviser or sub-adviser are satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the U.S.

Zero-Coupon and Pay-In-Kind Securities

Zero-coupon and deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest rates (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero-coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Portfolio may realize no return on its investment because these securities do not pay cash interest.

OTHER INVESTMENTS

Derivatives

Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures, forward contracts and swap agreements. Derivative instruments may be used for a variety of reasons; including: to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Portfolio to increase or decrease the level of risk, or change the character of the risk to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

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Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Portfolio will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The value of some derivative instruments in which the Portfolio invests may be particularly sensitive to changes in prevailing interest rates and, like the other investments of the Portfolio, the ability of the Portfolio to successfully utilize these instruments may depend in part upon the ability of the Adviser or sub-adviser to forecast interest rates and other economic factors correctly. If the Adviser or sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolio could be exposed to the risk of loss.

The Portfolio might not employ any of the strategies described below and no assurance can be given that any strategy used will succeed. If the Adviser or sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of relates investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise due to the possible inability of the Portfolio to purchase or sell the portfolio security at a time that otherwise would be favorable or, the possible need to sell the portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments and the possible inability of the Portfolio to close out or to liquidate its derivatives positions. In addition, the Portfolio’s use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

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Financial Futures Contracts and Related Options

The Portfolio may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated time, date and place. Brokerage fees are incurred when a futures contract is bought or sold, at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Portfolio relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contracts.

When using futures contracts as a hedging technique, at best the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities including technical influences in futures trading and, differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge). If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Portfolio might not be successful and the Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there are may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Portfolio’s overall return could be less than if the hedging transactions had not been undertaken.

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Investments in futures contracts on fixed-income securities involve the risk that if the Adviser or sub-adviser’s judgment concerning the general direction of interest rates is incorrect, the Portfolio’s overall performance may be poorer than if it had not entered into any such contract. For example, if the Portfolio has been hedged against the possibility that an increase in interest rates would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be at increased prices, which reflect the rising market.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts that are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss of such securities upon disposition.

“Margin” is the amount of funds that must be deposited with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Portfolio’s futures contracts. A margin deposit is intended to assure the Portfolio’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These daily payments to and from the Portfolio are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily NAVs, the Portfolio will mark-to-market the current value of its open futures contracts. The Portfolio expects to earn interest income on its initial margin deposits.

When the Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full “notional” value of the futures contract thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

The Portfolio can buy and write (sell) options on futures contracts.

Potential Lack of a Liquid Secondary Market - Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction which requires a secondary market on the exchange on which the position was originally established. While the Portfolio will establish a futures or option position only if there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Portfolio which could require the Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Portfolio’s ability to effectively hedge its portfolio or the relevant portion thereof.

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The trading of futures and options is also subject to the risk of trading halts, suspensions, exchange or clearing house equipments failures, government intervention, insolvency of the brokerage firm or clearing house or other distributions of normal trading activity which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Forward Foreign Currency Contracts

Forward contracts for foreign currency (forward exchange contracts) obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the Interbank market conducted directly between currency traders and their customers. The Portfolio may enter into a forward exchange contract in order to “lock in” the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. The Portfolio may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contact and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as “cross hedging.” The success of cross hedging is dependent on many factors including the ability of the Adviser or sub-adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Portfolio may experience losses or gains on both the underlying security and the cross currency hedge.

Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contact amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted causing the Portfolio to sustain losses on these contacts and transactions costs.

At or before the maturity of a forward exchange contract requiring the Portfolio to sell a currency, the Portfolio may either sell the a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost of engaging in forward exchange contracts varies with factors such as currencies involved, the length

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of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Adviser or sub-adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Foreign Currency Options

The Portfolio may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing put on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Portfolio collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to the Portfolio’s position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by the Portfolio is covered if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversation or exchange of other foreign currency held in its portfolio.

Foreign Futures Contracts and Foreign Options

Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on, or subject to, the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (“NFA”), nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions or, has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Additional Restrictions on the Use of Futures and Option Contracts - The Portfolio expects that at least 75% of futures contract purchases will be “completed”; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by the Portfolio in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of the Portfolio’s net assets after taking into account realized profits and unrealized losses on such futures contracts.

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Risks of Investing in Options - There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class of series of options) in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Portfolio may enter into options transactions may be limited by the Code requirements for qualification of the Portfolio as a regulated investment company. See “Dividends, Distributions and Taxes.”

In addition, foreign option exchanges do not afford to participants many of the protections available in U.S. options exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Portfolio, as an option writer, could lose amounts substantially in excess of its initial investment due to the margin and collateral requirements typically associated with such option writing. See “OTC Options.”

Index-, Currency- and Equity-Linked Securities

Indexed-linked notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices such as the S&P 500® Composite Stock Price Index (“S&P 500® Index”). At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index- and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser or sub-adviser. Markets, underlying securities and indices may move in a direction that was not anticipated by the Adviser or sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid.

Options on Futures

A futures option gives the Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to

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the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Portfolio.

Over-the-Counter Options

The staff of the SEC has taken the position that purchased over-the-counter options (“OTC Options”) and the assets used as cover for written OTC Options are illiquid securities. The Portfolio intends to establish standards for the creditworthiness of the dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Adviser. Under these special arrangements, the Portfolio will enter into contracts with dealers that provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value as determined, in good faith, through negotiation between the parties but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different dealers, the formula will generally be based on multiple of the premium received by the Portfolio for writing the option plus the amount, if any, by which the options is “in-the-money.” The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” Strike price refers to the price at which an option will be exercised. “Cover assets” refers to the amount of cash, liquid assets or high quality debt instruments that must be segregated to collateralize the value of the futures contracts written by the Portfolio. Under such circumstances, the Portfolio will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”). Although each agreement will provide that the Portfolio’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Portfolio might pay more to repurchase the OTC Option contract than the Portfolio would pay to close out a similar exchange traded option.

Put and Call Options

A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. The Portfolio may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with, or directly from, investment dealers meeting the creditworthiness criteria of the Adviser or sub-adviser.

The Portfolio will not write call options on when-issued securities. The Portfolio purchases call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. The Portfolio may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option or by entering into an offsetting transaction.

When writing a call option, in return for the premium the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price but conversely retains the risk of loss should

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the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium. However, such a gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

The Portfolio may write calls on and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets or high-quality debt instruments in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that the Portfolio would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Portfolio’s obligation might be more or less than the premium received when it originally wrote the option. Further, the Portfolio might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by the Portfolio, the Portfolio will designate liquid securities with a value equal to the exercise price or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that the writer may be required to by the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit as long as the price of the underlying instrument remains above the exercise price. However, if the put is exercised, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at exercise price even though the value of the investment may have fallen below the exercise price. If the put lapse unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss equal to the difference between the exercise price and the current market value of the underlying instrument.

The purchase of put options may be used to protect the Portfolio’s holdings in an underlying security against a substantial decline in market value. Such protection, of course, only provided during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. By using put options in this manner, the Portfolio will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options also may be used by the Portfolio when it does not hold the underlying security.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by the Portfolio for writing call options will be recorded as a liability in the statement of assets and liabilities of the Portfolio. This liability will be adjusted daily to the option’s current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by the Portfolio when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of the Portfolio. This asset will be adjusted daily to the option’s current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

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Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit the Portfolio to write another call option or purchase another put option on the underlying security with either a different exercise price or expiration date or both. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the date of the security. There is, of course, no assurance that the Portfolio will be able to effect a closing transaction at a favorable price. If the Portfolio cannot enter into such a transaction, it maybe required to hold a security that it might otherwise have sold in which case it would continue to be at market risk on the security. The Portfolio will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Stock Index Options

Stock index options include put and call options with respect to the S&P 500® Index and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell or to reduce risks inherent in the ongoing management of the Portfolio.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on a stock index depends on the Adviser’s or sub-adviser’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Portfolio could not be able to close out options which it had purchased and if restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it holds which could result in substantial losses to the Portfolio. The Portfolio purchases put or call options only with respect to an index which the Adviser or sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Straddles

A straddle consists of a combination of a call and a put written on the same underlying security. A straddle is “covered” when sufficient assets are deposited to meet the Portfolio’s immediate obligations. The Portfolio may use the same liquid assets or high-quality debt instruments to cover both the call and put options when the exercise price of the call and put are the same or the exercise price of the call is higher than that of the put. In such cases, the Portfolio will segregate liquid assets or high quality debt instruments equivalent to the amount, if any, by which the put is “in the money.”

Warrants

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolio’s entire investment therein).

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Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When the Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies’ fees and expenses.

The Portfolio may invest in other investment companies to the extent permitted under the 1940 Act and the rules and regulations thereunder. The Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Portfolio. The Portfolio will not invest in other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

There are some potential disadvantages associated with investing in other investment companies. In addition to the advisory and operational fees the Portfolio bears directly in connection with its own operation, the Portfolio would also bear its pro rata portions of each other investment company’s advisory and operational expenses. When the Portfolio invests in other investment companies, shareholders indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fee, and custodial fees) in addition to the expenses of the Portfolio.

Investment Companies that Invest in Senior Loans – Other investment companies include those that invest primarily in interests in variable or floating rate loans or notes (“Senior Loans”). Senior Loans, in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Portfolio’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants that must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Credit Risk-Information about interests in Senior Loans generally is not in the public domain and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of the dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral- Senior Loans typically will be secured by pledges of collateral from the borrower in the form of

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tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loans. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value causing the Senior Loan to be under-collateralized.

Limited Secondary Market - Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede the Portfolio’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

Hybrid Loans - The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, the Portfolio may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans - The primary risk arising in connection with subordinated loans is that because the holder’s interest is subordinated, there is the potential for loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Exchange-Traded Funds - Exchange-Traded Funds (“ETFs”) are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio may receive the underlying securities which it must then sell in order to obtain cash. Additionally, shareholders may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Portfolio.

Holding Company Depositary Receipts (“HOLDRs”) - HOLDRs are trust-issued receipts that represent the Portfolio’s beneficial ownership of a specific group of

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stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Portfolio’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially causing the HOLDRs to be less diverse and creating more risk.

Private Funds

U.S. or foreign private limited partnerships or other investment funds are referred to herein as “Private Funds.” Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Portfolio’s ability to invest in them will be limited. In addition, Portfolio shareholders will remain subject to the Portfolio’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks including loss of the Portfolio’s entire investment in the Private Funds.

Private Funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Portfolio owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Portfolio receives a stream of cash flows in the form of interest payments from the underlying assets. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers of the securities remain members of the tracked index.

The pooled investments allow the Portfolio to synchronize the receipt of interest and principal payments and also diversify some of the risks involved with investing in fixed-income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Portfolio significantly. However, the Portfolio bears any expenses incurred by the trust. In addition, the Portfolio assumes the liquidity risks generally associated the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interest. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.

The Portfolio cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Private Funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of Portfolio’s investment. Structured securities may be positively or negatively indexed so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structure securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

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Real Estate Securities

The Portfolio’s investments in real estate securities include investment in Real Estate Investment Trusts (“REITs”) and other Real Estate Operating Companies (“REOCs”). A REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry such as building supplies or mortgage servicing. A REIT is a corporation or business trust that meets the definitional requirements of the Code. Investing in REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Portfolio will not invest directly in real estate, the Portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs’ investments are concentrated geographically, by property type or in certain other respects, the REITs may subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers, and self- liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagers elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Restricted and Illiquid Securities

The Portfolio may invest in a restricted security or an illiquid security if the Adviser or sub-adviser believes that it presents an attractive opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Adviser or sub-adviser might wish to sell and these securities could have the effect of

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decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities requiring the Portfolio to rely on judgments that may be somewhat subjective in determining value which could vary from the amount that the Portfolio could realize upon disposition.

Because of the nature of these securities, a considerable period of time may elapse between the Portfolio’s decision to dispose of these securities and the time when the Portfolio is able to dispose of them during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A under the 1933 Act) may be negotiated at the time such securities are purchased by the Portfolio. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Portfolio would be permitted to sell them. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Some securities are eligible for purchase or sale without SEC registration by certain “qualified institutional buyers.” Such restricted securities could be treated as liquid because a trading market exists. However, these securities could be less liquid than registered securities traded on established secondary markets. Some liquid and restricted securities include Private Funds. See “Private Funds.”

The Portfolio may also acquire securities through private placements. Such securities may have contractual restrictions on their resale which might prevent their resale by the Portfolio at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Portfolio in good faith pursuant to procedures adopted by the Board.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers” and, under the Portfolio’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

To Be Announced Sale Commitments

The Portfolio may enter into To Be Announced (“TBA”) sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract with the actual principal amount being within a specified range of the estimate. The Portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss of the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

INVESTMENT TECHNIQUES

Borrowing

If the Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise even if such liquidations of the Portfolio’s holdings may be disadvantageous from an investment standpoint.

When the Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Portfolio makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

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Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or the Portfolio’s NAV and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Lending of Portfolio Securities

In order to generate additional income, the Portfolio may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities do not exceed 33 1/3% of the Portfolio’s total assets. No lending may be made to any companies affiliated with the Adviser. These loans earn income for the Portfolio and are collateralized by cash, securities or letters of credit. The Portfolio might experience a loss if the financial institution defaults on the loan. The Portfolio seeks to mitigate this risk through contracted indemnification upon default.

The borrower, at all times during the loan, must maintain with the Portfolio cash or cash equivalent collateral or provide to the Portfolio an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Portfolio any interest paid on such securities and the Portfolio may invest the cash collateral and earn additional income or, it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Portfolio or the borrower at any time. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk or other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Portfolio could incur losses in connection with the investment of such collateral.

Repurchase Agreements

Repurchase agreements may be considered to be loans by the Portfolio for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to a extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio’s rights with respect to such securities to be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of the Portfolio.

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Reverse Repurchase Agreements and Dollar Roll Transactions

Reverse repurchase agreement transactions involve the sale of U.S. government securities held by the Portfolio with an agreement that the Portfolio will repurchase such securities at an agreed upon price and date. The Portfolio will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Portfolio will place in a segregated custodial account cash, liquid assets and/or high quality debt instruments having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Portfolio’s total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise even if such liquidations of the Portfolio’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or the Portfolio’s net asset value and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance portfolio returns and manage prepayment risks, the Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Portfolio sells a mortgage security held in the portfolio to a financial institutional such as bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, could generate income for the Portfolio exceeding the yield on the sold security. When the Portfolio enters into a dollar roll transaction, the Portfolio will place in a segregated custodial account cash, liquid assets and/or high quality debt instruments of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be repurchased, at the trade date. These securities are marked daily and are maintained until the transaction is settled.

Whether a reverse purchase agreement or dollar roll transaction produces a gain for the Portfolio depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then the Portfolio’s NAV will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar roll transactions as leveraging techniques may increase the Portfolio’s yield in the manner described above. However, such transactions also increase the Portfolio’s risk of loss and may result in the shareholder’s loss of principal.

Securities, Interest Rate and Currency Swaps

Interest rate swaps, currency swaps and other types of swap agreements including swaps on securities and indices in which the Portfolio may invest are described in the Prospectuses. The Portfolio will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Portfolio and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in the currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default

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resulting in a loss to one party, the measure of that party’s damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the marked-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted and the result is the counterparty’s gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination are generally referred to as “aggregation.”

Swap Transactions

Swap transactions include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps and event-linked swaps. To the extent the Portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The Portfolio may also enter into options on swap agreements (“swap options”).

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate or “floor”; and interest rate collars under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum levels. Consistent with the Portfolio’s investment objectives and general investment policies, the Portfolio may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Portfolio may pay a fixed fee established at the outset of the swap. However, if the term of the commodity swap is more than one period with interim swap payments, the Portfolio may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate such as the LIBOR and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Portfolio may be required to pay a higher fee at each swap reset date.

The Portfolio may enter into credit swap agreements. The “buyer” in a credit contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value or “par value” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. If the Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs, the Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract which typically is between six months and three years provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time on specified terms. The Portfolio may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Portfolio involve calculating the obligations of the parties to the agreement on a “net basis.” Consequently, the Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Adviser or sub-adviser in accordance with procedures established by the Board to avoid any potential leveraging of the Portfolio’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Portfolio’s investment restriction concerning senior securities.

Whether the Portfolio’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Adviser’s or sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they generally have terms of greater than seven days, swap agreements generally are considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Portfolio’s repurchase agreement guidelines). Certain restrictions imposed on the Portfolio by the Code may limit the Portfolio’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market including potential government regulation could adversely affect the Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, the Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated to make payments according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and therefore are not regulated as futures or commodity option transactions under the CEA pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants” which, provided the participants’ total assets exceed established levels, include the following: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commissions merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million and commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive and participants may continue to rely on existing exclusions for swaps such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to

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swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Temporary Defensive Positions

The Portfolio may invest in short-term, high-quality debt instruments and in U.S. government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the Adviser’s or sub-adviser’s determination to do so within the investment guidelines and policies of the Portfolio; (iii) to permit the Portfolio to meet redemption requests; and (iv) to take a temporary defensive position. Although it is expected that the Portfolio will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the Portfolio may invest for temporary defensive purposes include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short- term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. The Portfolio will invest in short- term instruments that do not have a maturity of greater than one year.

Short Sales

The Portfolio may make a short sale of securities it already owns or have the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales “against the box”). In a short sale that is not “against the box,” the Portfolio sells a security which it does not own in anticipation of a decline in the market value of the security. To complete the sale, the Portfolio must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Portfolio must replace the security borrowed by purchasing it at the market price at the time of replacement. The Portfolio is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Portfolio has a short position can range from one day to more than a year. Until the Portfolio replaces the security, the proceeds of the short sale are retained by the broker and the Portfolio must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Portfolio must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

Short sales by the Portfolio that are not made “against the box” create opportunities to increase the Portfolio’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Portfolio in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Portfolio’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase although the Portfolio may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Portfolio might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If the Portfolio makes a short sale “against the box,” the Portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Portfolio will deposit in escrow in a separate account with the

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custodian, an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Portfolio can close out its short position by purchasing and delivering an equal amount of the securities sold short rather than by delivering securities already held by the Portfolio because the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Portfolio’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Adviser or sub-adviser believes that the price of a security may decline causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns, either directly or indirectly, and in the case where the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker) or, unless the Portfolio’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale) which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. The Portfolio will comply with these requirements. In addition, as a matter of policy, the Board has determined that the Portfolio will not make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Portfolio’s total assets taken at market value.

The extent to which the Portfolio may enter into short sales transactions may be limited by the Code requirements for qualification of the Portfolio as a regulated investment company. See “Dividends, Distributions and Taxes.”

When-Issued Securities and Delayed-Delivery Securities

In order to secure prices or yields deemed advantageous at the time, the Portfolio may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Portfolio may also enter into forward commitments. The Portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of the securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Portfolio will segregate, on its books or those of its custodian, assets consisting of cash, liquid assets and/or higher quality debt instruments in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be marked-to-market daily. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities but the Portfolio may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, the Portfolio may realize a capital gain or loss. When the Portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in the Portfolio’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

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When the time comes to pay for the securities acquired on a delayed-delivery basis, the Portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation). Depending on market conditions, the Portfolio could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are those that have the characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities which represents 3% of the trust’s assets. The remaining 97% consists of trust-preferred securities which are then sold to investors. The trust uses the sale proceeds to purchase a subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the funds received to make dividend payments to the holders of the trust-preferred securities. The primary advantage for this particular structure is that the trust-preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the purpose of calculating capital requirements.

In certain instances this structure involves more than one financial institution and, accordingly, more than one trust. In this pooled offering, a separate trust is created that issues securities to investors and uses the proceeds to purchase the trust-preferred securities issued by the special-purpose trust subsidiaries of the participating financial institutions. Therefore, the trust-preferred securities held by investors are backed by the trust- preferred securities issued by the trust subsidiaries.

In identifying the risks of trust-preferred securities, the Adviser or sub-adviser evaluate the financial condition of the financial institution as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.

Portfolio Turnover

A change in securities held in the portfolio of the Portfolio is known as “portfolio turnover” and may involve the payment by the Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year all excluding securities whose maturities at acquisition were one year or less. The Portfolio cannot accurately predict its turnover rate. However, the rate will be higher when the Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate involves greater expenses to the Portfolio including brokerage commissions and other transaction costs which may have an adverse impact on performance and may involve realization of capital gains for shareholders. The Portfolio’s historical turnover rates will be included in the Financial Highlights tables in the Prospectuses when available.

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DIRECTORS AND OFFICERS

Management of the Company

Set forth in the table below is information about each Director of the Company and the Portfolio:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee[2]	Other Board Memberships held by the Director
Directors who are “Non-Interested Persons”
Albert E. DePrince, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 66	Director	June 1998 – Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 – Present). Director, Business and Economic Research Center Middle Tennessee State University (1994-2007).	30	Director/Trustee, ING Variable Portfolios, Inc.; ING Strategic Allocation Portfolios, Inc., ING Variable Funds; ING VP Balanced Portfolio, Inc., ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING GET Fund.

Maria Teresa Fighetti 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Director	April 1994 – Present	Retired. Formerly, Associate Commissioner/Attorney, New York City Department of Mental Health (June 1973 – October 2002).	30	Director/Trustee, ING Variable Portfolios, Inc.; ING Strategic Allocation Portfolios, Inc., ING Variable Funds; ING VP Balanced Portfolio, Inc., ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING GET Fund.

Russell Jones 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 63	Director	December 2007 - Present	Senior Vice President, Chief Investment Officer and Treasurer, Kaman Corporation (1973 - Present).	30	None.

Sidney Koch 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 72	Director	April 1994 – Present	Self-Employed Consultant (June 2000 – present).	30	Director/Trustee, ING Variable Portfolios, Inc.; ING Strategic Allocation Portfolios, Inc., ING Variable Funds; ING VP Balanced Portfolio, Inc., ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING GET Fund.

Corine T. Norgaard 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 70	Director	June 1991 – Present	Retired. Formerly, President, Thompson Enterprises (September 2004 – September 2005); and Dean of the Barney School of Business, University of Hartford (August 1996 – June 2004).	30	Director, Advest Bank & Trust (April 1997-present); Director, Mass Mutual Participation Investors and MassMutual Corporate Investors (April 1998 – Present); Director/Trustee, ING Variable Portfolios, Inc.; ING Strategic Allocation Portfolios, Inc., ING Variable Funds; ING VP Balanced Portfolio, Inc., ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING GET Fund.

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Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee[2]	Other Board Memberships held by the Director
Edward T. O’Dell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 72	Director	June 2002 – Present	Retired. Formerly, Partner of Goodwin Procter LLP (June 1996-2000).	30	Director/Trustee, ING Variable Portfolios, Inc.; ING Strategic Allocation Portfolios, Inc., ING Variable Funds; ING VP Balanced Portfolio, Inc., ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING GET Fund.

Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Director	January 2003 – Present	President, Obermeyer & Associates, Inc. (November 1999 – Present).	30	Director/Trustee, ING Variable Portfolios, Inc.; ING Strategic Allocation Portfolios, Inc., ING Variable Funds; ING VP Balanced Portfolio, Inc., ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING GET Fund.
Directors/Trustees who are “Interested Persons”

Shaun Mathews[3,4] 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Director	December 2007 - Present	President and Chief Executive Officer ING Investments, LLC (December 2006-Present) and Head of ING USFS Mutual Funds and Investment Products (October 2004-Present). CMO of ING USFS (April 2002-October 2004) and Head of Rollover/Payout (October 2001-December 2003).	30	Mark Twain House & Museum (September 2002-Present); Connecticut Forum (May 2002-Present); Capital Community College Foundation (February 2002-Present); ING Services Holding Company, Inc. (May 2000-Present); Southland Life Insurance Company (June 2002-Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC, ING Funds Services, LLC, ING Investments, LLC, and ING Pilgrim Funding, Inc. (March 2006-Present).

Fredric (Rick) A. Nelson III[4] 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Director	December 2007 - Present	Vice Chairman and Chief Investment Officer, ING Investment Management Americas. Formerly, head of the U.S. Equity Group as well as a member of the Global and U.S. Executive Committees at JPMorgan Fleming Investment Management, Inc. until 2003.	30	None.

1	Directors serve until their successors are duly elected and qualified.
2	For the purposes of this table, “Fund Complex” means the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolios, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc. and ING Series Fund, Inc.
3	Mr. Mathews is also a director of the following investment companies: ING Asia Pacific High Dividend Equity Income Fund, ING Equity Trust; ING Funds Trust; ING Global Equity Dividend and Premium Opportunity Fund; ING Global Advantage and Premium Opportunity Fund; ING International High Dividend Equity Income Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; and ING Partners, Inc. Therefore, for the purposes of this table with reference to Mr. Mathews, “Fund Complex” includes these investment companies.
4	“Interested person,” as defined in the 1940 Act, by virtue of this Director’s affiliation with any the Portfolio, ING or any of ING’s affiliates.

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Officers

Information about the Company’s Officers is set forth in the table below:

Name, Address and Age	Position Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	President and Chief Executive Officer	December 2006 – Present	President and Chief Executive Officer, ING Investments, LLC[2] and ING Funds Services, LLC[3] (December 2006 – Present) and Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004) and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Executive Vice President	April 2002 – Present	Head of Mutual Fund Platform (February 2007 – Present) and Executive Vice President, ING Investments, LLC[2] and ING Funds Services, LLC[3] (December 2001– Present). Formerly, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC[2] and Directed Services, LLC[5] (October 2004 – December 2005), Chief Financial Officer and Treasurer, ING Investments, LLC[2] (December 2001 – March 2005) and Senior Vice President, ING Investments, LLC[2] (June 1998-December 2001).

Stanley D. Vyner 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 57	Executive Vice President	March 2002 - Present	Executive Vice President, ING Investments, LLC[2] (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC[2] (January 2003 – Present). Formerly, Chief Investment Officer of International Investments (August 2000 – January 2003).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present	Chief Compliance Officer of the ING Funds (November 2004 – Present), ING Investments, LLC[2] and Directed Services, LLC[5] (March 2006 – Present); and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Life Insurance and Annuity Company (March 2006 – December 2006); Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004); and Chief Operating Office and General Counsel of Matthews International Capitol Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 - May 2001).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/Principal Financial Officer & Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC[3] (April 2005 – Present). Formerly, Vice President, ING Funds Services, LLC[3] (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC[2] (March 2001– September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Senior Vice President	December 2003 – Present	Senior Vice President, ING Investments, LLC[2] (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC[2] (January 2001 - October 2003).

Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 38	Senior Vice President	June 2006 – Present	Senior Vice President, ING Investments, LLC[2] (December 2006 – Present) and ING Funds Services, LLC[3] (April 2006 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006); and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).

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Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years
Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 37	Senior Vice President	June 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds (May 2006 – Present) and Vice President, Head of Division Operations, ING Funds Services, LLC[3] (March 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC[3] (October 2001 – March 2006).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Vice President and Treasurer	March 2002 – Present	Vice President and Treasurer, ING Funds Services, LLC[3] (October 2001 – Present) and ING Investments, LLC[2] (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Vice President	March 2003 – Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC[4] (July 1995 – Present) and Vice President, ING Investments, LLC[2] (February 1996 - Present) and Director of Compliance ING Investments, LLC[2] (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC[2]. (October 2001 – October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC[3] (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC[3] (October 2001– September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC[2] (September 1999 – October 2001).

William Evans 10 State House Square Hartford, CT 06103 Age: 35	Vice President	December 2007 – Present	Vice President, Head of Mutual Fund Advisory Group (April 2007-present), Vice President, U.S. Mutual Funds and Investment Products (May 2005-April 2007), Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002-May 2005).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Vice President	April 2007 – Present	Vice President, ING Funds Services, LLC[3] (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2006 – Present	Vice President, ING Funds Services, LLC[3] (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC[3] (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC[3] (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 31	Assistant Vice President	March 2003 – Present	Assistant Vice President, ING Funds Services, LLC[3] (December 2002 – Present); and has held various other positions with ING Funds Services, LLC[3] for more than the last five years.

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Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Assistant Secretary	September 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Secretary	September 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002)

1	The officers hold office until the next annual meeting of the Director/Trustees and until their successors shall have been elected and qualified.
2	ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
3	ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
4	ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.
5	Directed Services, LLC is the successor in interest to Directed Services, Inc.

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BOARD OF DIRECTORS

The Board governs the Portfolio and is responsible for protecting the interests of shareholders. The Board is comprised of experienced executives who oversee ING Funds’ activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.

Frequency

The Board currently conducts regular meetings four (4) times a year. The Audit Committee also meets regularly four (4) times per year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

The Board has established an Audit Committee whose functions include, among other things, meeting with the independent registered public accounting firm of the Company to review the scope of the Company’s/Trust’s audit, its financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer, and Mr. Jones. Mr. Obermeyer currently serves as Chairperson and Dr. Norgaard currently serves as Vice Chairperson of the Audit Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2007.

The Board has established a Contracts Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Portfolio and all other matters in which the investment Adviser or any affiliated entity has an actual or potential conflict of interest with the Portfolio or its shareholders. The Contracts Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer, Mr. O’Dell, and Mr. Jones. Mr. Koch currently serves as Chairperson and Dr. DePrince currently serves as Vice Chairperson of the Contracts Committee. The Contracts Committee held seven (7) meetings during the fiscal year ended December 31, 2007.

The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer, Mr. O'Dell, and Mr. Jones. The Nominating Committee will consider nominations for vacancies received from shareholders and will assess shareholder nominees in the same manner as it reviews its own nominees. Shareholders wishing to submit a nomination for Director at an annual or special meeting of shareholders must provide such recommendation in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Portfolio) in writing to the Nominating Committee, c/o the Secretary of the Portfolio, ING Variable Products Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Any recommendation made by a shareholder must contain sufficient information for the Nominating Committee to make an assessment of the candidate's suitability for the position of Independent Director. The Nominating Committee held no meetings during the fiscal year ended December 31, 2007.

The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The Valuation Committee currently consists of Mr. Koch, Dr. DePrince, Ms. Fighetti, Dr. Norgaard, Mr. Obermeyer, Mr. O’Dell, and Mr. Jones. The Valuation Committee held no meetings during the fiscal year ended December 31, 2007.

The Board has established a Compliance Committee for the purposes of (1) providing oversight with respect to compliance by the Portfolio and its service providers with applicable laws, regulations and internal policies

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and procedures affecting the operations of the Portfolio and (2) to serve as a committee and in such capacity to receive, retain and act upon reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state laws. The Compliance Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer, Mr. O’Dell and Mr. Jones. Dr. Norgaard currently serves as Chairperson of the Compliance Committee and Mr. O’Dell currently serves as Vice Chairperson of the Compliance Committee. The Compliance Committee held five (5) meetings during the fiscal year ended December 31, 2007.

DIRECTOR OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director.

Name of Director	Dollar Range of shares in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Albert E. DePrince, Jr.	None	Over $100,000[1]
Maria Teresa Fighetti	None	Over $100,000[1]
Russell Jones[2]	None	None
Sidney Koch	None	Over $100,00
Corine T. Norgaard	None	Over $100,00
Edward T. O’Dell	None	Over $100,000[1]
Joseph E. Obermeyer	None	Over $100,000[1]
Interested Directors
Shaun Mathews[2]	None	None
Rick Nelson[2]	None	None

1	Includes the value of shares in which a Director has an indirect interest through a deferred compensation plan.
2	Messrs. Jones, Mathews and Nelson each commenced services as a Director on December 17, 2007.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

Set forth in the table below is the information regarding each Independent Director’s (and his/her immediate family members) share ownership as of December 31, 2007 in securities of the Portfolio’s Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Portfolio (not including registered investment companies).

Name of Director	Name of Owner’s and Relationship to Director	Company	Title of Class	Value of Securities	Percentage of Class
Albert E. DePrince, Jr.	N/A	N/A	N/A	$—	N/A
Russell Jones	N/A	N/A	N/A	$—	N/A
Maria Teresa Fighetti	N/A	N/A	N/A	$—	N/A
Sidney Koch	N/A	N/A	N/A	$—	N/A
Corine T. Norgaard	N/A	N/A	N/A	$—	N/A
Edward T. O’Dell	N/A	N/A	N/A	$—	N/A
Joseph E. Obermeyer	N/A	N/A	N/A	$—	N/A
Interested Directors
Shaun Mathews	N/A	N/A	N/A	$—	N/A
Rick Nelson	N/A	N/A	N/A	$—	N/A

DIRECTOR COMPENSATION

The Portfolio pays each Director who is not an interested person a pro rata share, as described below, of: (i) an

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annual retainer of $60,000; (ii) $7,500 for each in person meeting of the Board; (iii) $7,500 for each Contracts Committee meeting attended in person; (iv) $3,500 per attendance of any committee meeting (except Contracts Committee) held in conjunction with a meeting of the Board and $5,000 for meetings (except Contracts Committee) not held in conjunction with a meeting of the Board; (v) $2,500 per telephonic meeting; (vi) $35,000 annual fee to the Chairperson of the Contracts Committee, $15,000 annual fee to the Chairperson of both the Audit and Compliance Committees and $5,000 annual fee to the Chairperson of the Nominating Committee (for periods in which the Committee has operated); and (vii) $20,000 annual fee to the Vice Chairperson of the Contracts Committee and $7,500 annual fee to the Vice Chairperson of both the Audit and Compliance Committees. The pro rata share paid by the Portfolio is based on the Portfolio’s average net assets as a percentage of the average net assets of all the Portfolios managed by the Adviser for which the Directors serve in common as Directors.

The following table sets forth information provided by the Portfolio’s Adviser regarding the estimated compensation to be paid to the Directors by the Portfolio as well as the actual compensation paid by other funds managed by ING Investments, LLC and its affiliates for the fiscal year ended December 31, 2006. Officers of the company and Directors who are interested persons of the company do not receive any compensation from the Portfolio or any other funds managed by ING Investments, LLC or its affiliates. None of these Directors was entitled to receive pension or retirement benefits.

Name of Person and Position	Aggregate Compensation from the Portfolio	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Total Compensation From Registrant and Fund Complex Paid to Directors
Albert E. DePrince, Jr.[2] Director	None	None	$199,375
Maria Teresa Fighetti[2] Director	None	None	$177,500
Russell Jones[3] Director	None	None	N/A
Sidney Koch Director	None	None	$215,000
Corine Norgaard Director	None	None	$200,000
Edward T. O’Dell[2] Director	None	None	$185,625
Joseph E. Obermeyer[2] Director	None	None	$193,125
Shaun Mathews[3] Director	None	None	N/A
Rick Nelson[3] Director	None	None	N/A

1	The Board has adopted a retirement policy under with each Independent Director is subject to mandatory retirement as of the later of (i) the March 31 next occurring after he or she attains the age of 72 and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72.

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2	Includes amounts deferred pursuant to a deferred compensation plan during the fiscal year ended December 31, 2006, Ms. Fighetti, Dr. DePrince, Mr. Obermeyer and Mr. O’Dell deferred $30,000.00, $59,411.00, $38,625.00 and $185,000.00 respectively, of their compensation from the Portfolios.
3	Messrs. Jones, Mathews and Nelson each commenced services as a Director on December 17, 2007.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding the Portfolio without the consent or approval of shareholders.

As of the date of this SAI, no officers and Directors owned any shares of the Portfolio. As the Portfolio had not commenced operations as of the date of this SAI, the only outstanding shares of the Portfolio are held by the Adviser as the Portfolio’s sole shareholder.

ADVISER

The investment adviser for the Portfolio is ING Investments which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof) as well as structured finance vehicles. ING Investments, subject to the authority of the Directors of the Portfolio, has the overall responsibility for the management of the Portfolio subject to delegation of certain responsibilities to other ING Investments advisers including ING Investment Management Co. (“ING IM”) (“Sub-Adviser”). ING IM is the Sub-Adviser to the Portfolio. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. The principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

On February 26, 2001, the name of the Adviser changed from “Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.” On March 1, 2002, the name of the Adviser was changed from “ING Pilgrim Investments, LLC,” to “ING Investments, LLC.”

ING Investments serves pursuant to an investment management agreement (“Investment Advisory Agreement”) between ING Investments and the Company on behalf of the Portfolio. The Investment Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for the Portfolio. Pursuant to a sub-advisory agreement between ING Investments and ING IM (“Sub-Advisory Agreement”), ING Investments has delegated certain management responsibilities to ING IM. ING Investments oversees the investment management of the Sub-Adviser for the Portfolio.

The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolio and to furnish advice and recommendations with respect to investment of the Portfolio’s assets and the purchase or sale of its portfolio securities. The Investment Advisory Agreement provides that ING Investments is not subject to liability to the Portfolio for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.

After the initial term through December 31, 2009 the Investment Advisory Agreement and Sub-Advisory Agreement with ING IM will continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the

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Portfolio’s outstanding shares voting as a single class; provided that in either event the continuance is also approved by at least a majority of the Directors who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval.

Please see the Portfolio’s semi-annual shareholder report that will be dated June 30, 2008 for information regarding the basis of the Board's approval of the investment advisory and investment sub-advisory relationships.

The Investment Advisory Agreement may be terminated without penalty with not less than 60 days’ notice by the Board or by a vote of the holders of a majority of the Portfolio’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by ING Investments. The Investment Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Advisory Fees

ING Investments bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, the Portfolio pays ING Investments a monthly fee in arrears equal to 0.46% of the Portfolio’s average daily net assets during the month. The Portfolio may seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). The Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Total Advisory Fees Paid

Because the Portfolio had not commenced operations as of the date of this SAI therefore no advisory fees were paid as of December 31, 2007.

SUB-ADVISER

The Investment Advisory Agreement for the Portfolio provides that ING Investments, with the approval of the Portfolio’s Board, may select and employ investment advisers to serve as sub-advisers for the Portfolio, shall monitor the Sub-Adviser’s investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Management including all fees payable to the Sub-Adviser, executive salaries and expenses of the Directors and officers of the Portfolio who are employees of ING Investments or its affiliates and office rent of the Portfolio. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Portfolio are borne by the Portfolio including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Portfolio’s NAV; taxes, if any, and the preparation of the Portfolio’s tax return; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Portfolio under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder

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meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Portfolio who are not employees of the Adviser or the Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreement may be terminated without payment of any penalties by the Adviser, the Directors on behalf of the Portfolio, or the shareholders of the Portfolio upon 60 days’ prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect from year to year, subject to the annual approval of the appropriate Board on behalf of the Portfolio, or the vote of a majority of the outstanding voting securities, and the vote cast in person at a meeting duly called and held of a majority of the Directors on behalf of the Portfolio who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Pursuant to the Sub-Advisory Agreement between the Adviser and ING IM, ING IM acts as Sub-Adviser to the Portfolio. In this capacity, ING IM, subject to the supervision and control of the Adviser and the Board on behalf of the Portfolio, manages the Portfolio’s portfolio investments consistently with the Portfolio’s investment objectives and executes any of the Portfolio’s investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Adviser. ING IM’s address is 230 Park Avenue, New York, NY 10169. ING IM is a wholly-owned subsidiary of ING Groep.

The Portfolio and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into a new investment sub-advisory agreement and to make material changes to the Sub-Advisory Agreement with the approval of the Portfolio’s Board but without shareholder approval. This authority is subject to certain conditions including the requirement that the Board (including a majority of the Board’s disinterested Directors) of the Portfolio must approve a new or amended Sub-Advisory Agreement with the Sub-Adviser. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change. The Adviser remains responsible for providing general management services to the Portfolio including overall supervisory responsibility for the general management services to the Portfolio, the general management and investment of the Portfolio’s assets and, subject to the review and approval of the Board, will among other things: (i) set the Portfolio’s overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of the Portfolio’s assets; (iii) when appropriate, allocate and reallocate the Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the sub-adviser and (v) implement procedures reasonably designed to ensure that the sub-adviser complies with the Portfolio’s investment objectives, policies and restrictions.

Sub-Advisory Fees

As compensation to the Sub-Adviser for its services, ING Investments pays the Sub-Adviser a monthly fee in arrears equal to 0.21% of the Portfolio’s average daily net assets managed during the month.

Sub-Advisory Fees Paid

Because the Portfolio had not commenced operations as of the date of this SAI, no sub-advisory fees were paid as of December 31, 2007.

Portfolio Manager

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of October 31, 2007.

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Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts[1]	Total Assets
Omar Aguilar	66	$10,161,587,439	11	$777,087,621	35	$5,517,857,658
Vincent Costa	66	$10,161,587,439	11	$777,087,621	35	$5,517,857,658

1	24 of these Accounts with Total Assets of $71,827,356 have advisory fee that is also based on the performance of the Account.

Potential Material Conflicts of Interest

The Portfolio Manager may be subject to potential conflicts of interest because the Portfolio Manager is responsible for other accounts in addition to the Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the Portfolio Manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the Portfolio Manager’s accounts.

A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager’s accounts but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may not be appropriate for the Portfolio. For example, if an account were to sell a significant position in a security which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts such as hedge funds, may allow extensive use of short sales which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolio.

Compensation

Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the Portfolio Manager is primarily responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts he is responsible for; and, in certain instances, (c) long-term equity awards tied to the performance of the parent company, ING Groep.

The Portfolio Manager for the Portfolio is also eligible to participate in an annual cash incentive plan. The

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overall design of the annual incentive plan was developed to tie pay to both performance and cash flows and is structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements. The measures are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to the specific results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

When the Portfolio Manager’s base salary compensation exceeds a particular threshold he/she may participate in ING IM’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING IM stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the Portfolio Manager as of December 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Securities of the Portfolio Owned
Omar Aguilar	None
Vincent Costa	None

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”) serves as administrator for the Portfolio pursuant to an Administration Agreement. The Administrator is an affiliate of ING Investments. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Portfolio’s business except for those services performed by ING Investments under the Investment Advisory Agreements the Sub-Adviser under the Sub-Advisory Agreement, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by the Portfolio from time to time. The Administrator acts as a liaison among these service providers to the Portfolio. The Administrator is also responsible for monitoring the Portfolio in compliance with applicable legal requirements and for investment policies and restrictions of the Portfolio.

The Administration Agreement may be cancelled by the Board without payment of any penalty, by a vote of a majority of the Directors upon sixty (60) days’ written notice to the Administrator or by the Administrator at any time, without the payment of any penalty upon sixty (60) days’ written notice to the Company.

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Administration Fees Paid

For its services, the Administrator is entitled to receive from the Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

Because the Portfolio had not commenced operations as of the date of this SAI, no administrative fees were paid as of December 31, 2007.

EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with the Portfolio pursuant to which, ING Investments has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of the Portfolio which exclude interest, taxes, brokerage commissions, other investment-related costs, acquired fund fees and expenses, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Directors who are not “interested persons” (as defined in the 1940 Act) of ING Investments do not exceed the expense limitation shown on the following table:

Portfolio	ADV Class	Class I	Class S
ING WisdomTreeSM Global High-Yielding Equity Index	1.20%	0.70%	0.89%

The Portfolio may at a later date reimburse ING Investments for investment management fees waived or reduced and other expenses assumed by ING Investments during the previous thirty-six (36) months but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement provides that the expense limitations shall continue until May 1, 2009. The expense limitation agreement is contractual and, after the initial term, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the agreement to lead Independent Director upon thirty (30) days’ prior to the end of the then-current term or upon termination of the Investment Management Agreement. The Expense Limitation Agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days’ prior written notice to the Adviser at its principal place of business.

CUSTODIAN

The cash and securities owned by the Portfolio are held by The Bank of New York Mellon Corporation (formerly, The Bank of New York), One Wall Street, New York, New York 10286, as custodian, which takes no part in the decisions relating to the purchase or sale of the Portfolio’s securities.

The custodian does not participate in determining the investment policies of the Portfolio nor in deciding which securities are purchased or sold by the Portfolio. The Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

TRANSFER AGENT

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri 64105-1514 serves as the transfer agent and dividend-paying agent to the Portfolio.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm to the Portfolio. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at 99 High Street, Boston, MA 02110,

LEGAL COUNSEL

Legal matters for the Portfolio are passed upon by Goodwin Procter, LLP, Exchange Place, 53 State Street, Boston, MA 02109.

PRINCIPAL UNDERWRITER

Shares of the Portfolio are offered on a continuous basis. The Portfolio’s principal underwriter is ING Funds Distributor, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor, LLC is a Delaware Corporation and is an indirect wholly-owned subsidiary of ING Groep and an affiliate of ING Investments, LLC. As principal underwriter for the Portfolio, ING Funds Distributor, LLC has agreed to use its best efforts to distribute the shares of the Portfolio thereof.

DISTRIBUTION SERVICING ARRANGEMENTS

Shares are distributed by the Distributor. The Class S shares of the Portfolio are subject to a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Distribution Plan, the Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets regardless of expenses of the Class S shares of the Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares including: (a) the costs of printing and distributing to prospective investors Prospectuses, SAIs and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan continues from year to year provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control of the Portfolio could be deemed to have a financial interest in the Plan. No other interested person of the Portfolio has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system including: (1) the advantages to the shareholders of economies of scale resulting from growth in the Portfolio’s assets and potential continued growth; (2) the services provided to the Portfolio and its shareholders by the Distributor; and (3) the Distributor’s shareholder distribution-related expenses and costs.

ING Investments and the Sub-Adviser or its affiliates may make payments to securities dealers that enter into agreements providing the Distributor with access to registered representatives of the securities dealer.

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Because the Portfolio had not commenced operations as of the date of December 31, 2007, no distribution expenses were incurred as of that date.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN

ADV Class shares of the Portfolio are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class shares.

The shareholder service fees may be used to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for services (“Services”) including, but not limited to: acting as the shareholder of record; processing purchase and redemption orders; maintaining participant account records; answering participant questions regarding the Portfolios; facilitation of the tabulation of shareholder votes in the event of a meeting of Portfolio shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Portfolio and to service providers, provision of support services including providing information about the Portfolio and answering questions concerning the Portfolio, and provision of other services as may be agreed upon from time to time.

The distribution fee may be used to cover expenses incurred in promoting the sale of ADV Class shares, including: (a) the costs of printing and distributing to prospective investors Prospectuses, SAIs and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Plan has been approved by the Board, including all of the Directors/Trustees who are not “interested persons”, as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan (“Independent Directors”), cast in person at a meeting called for that purpose. The Plan must be renewed annually by the Board, including the Independent Directors. The Plan may be terminated as at any time, without any penalty, by such Directors on not more than 30 days’ written notice.

Any material amendments to the Plan must be approved by the Independent Directors.

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

The Portfolio is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolio posts its portfolio holdings schedule on ING’s website on a calendar-quarter basis and is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., the Portfolio will post the quarter-ending June 30 holdings on August 1).

The Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING’s website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolio’s shares and most third parties may receive the Portfolio’s annual or semi-annual shareholder reports, or view on ING’s website, the Portfolio’s portfolio holdings schedule. The Top Ten lists are also provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

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Other than in regulatory filings or on ING’s website, the Portfolio may provide its complete portfolio holdings to certain unaffiliated third-parties and affiliates when the Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, the Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolio’s disclosure of its portfolio holdings may include disclosure as follows:

•	To the Portfolio’s independent registered public accounting firm, named herein, for use in providing audit opinions;

•	To financial printers for the purpose of preparing the Portfolio’s regulatory filings;

•	For the purpose of due diligence regarding a merger or acquisition;

•	To a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

•	To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P and such agencies may receive more raw data for the Portfolio that is posted on the Portfolios’ website;

•	To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolio;

•	To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; and

•	To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio’s shareholders.

In all instances of such disclosure, the receiving party by agreement is subject to a duty of confidentiality including a duty not to trade on such information.

The Portfolio’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolio’s portfolio securities is in the best interests of Portfolio shareholders including procedures to address conflicts between the interests of the Portfolio’s shareholders on the one hand, and those of the Portfolio’s Adviser, Sub-Adviser, principal underwriter or any affiliated person of the Portfolio, its Adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolio’s administrator to implement the Board’s Policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolio’s administrator to authorize the release of the Portfolio’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolio’s administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None

Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders. The Portfolio’s Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department. All waivers and exceptions involving the

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Portfolio will be disclosed to the Portfolio’s Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolio, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Portfolio’s Prospectuses. The value of shares redeemed may be more or less than the shareholder’s costs, depending upon the market value of the portfolio securities at the time of redemption.

Redemption of shares, or payment, may be suspended at times (a) when the NYSE is closed for other than customary weekend or holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Portfolios will not redeem shares: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

If you invest in the Portfolio through a financial intermediary you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.

Shares of the Portfolio are offered, on a continuous basis, to both registered and unregistered separate accounts of affiliated Participating Insurance Companies to Portfolio VA Contracts and VLI Policies. Each separate account contains divisions, each of which corresponds to the Portfolio. Net purchase payments under the VA Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Portfolio which corresponds to that division. Each separate account purchases and redeems shares of the Portfolio for its divisions as net asset value without sales or redemption charges.

The Portfolio may offer the shares to certain pension and retirement plans qualified under the Code. The relationships of pension and retirement plans and pension and retirement plan participants to the Portfolio would be subject, in part, to the provisions of the individual pension and retirement plans and applicable law. Accordingly, such relationships could be different from those described in the prospectus for separate accounts and owners of VA Contracts and VLI Policies in such areas, for example, as tax matters and voting privileges.

The Board monitors for possible conflict among separate accounts (and will do so for pension and retirement plans) buying shares of the Portfolio. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in the Portfolio. The Portfolio’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or pension and retirement plan) withdrawing because of a conflict.

The Portfolio ordinarily effects orders to purchase or redeem its shares that are based on transactions under VLI Policies or VA Contracts (e.g. purchase or premium payments, surrender or withdrawal requests, etc.) at the Portfolio’s NAV per share next computed on the day on which the separate account processes such transactions. The Portfolio effects orders to purchase or redeem its shares that are not based on such transactions at the Portfolio’s NAV per share next computed on the day on which the Portfolio receives the orders.

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Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the contract.

BROKERAGE ALLOCATION AND TRADING POLICIES

The Sub-Adviser places orders for the purchase and sale of securities, supervise their execution and negotiate brokerage commissions on behalf of the Portfolio. For purposes of this section, discussion of the Adviser includes the Sub-Adviser. It is the practice of the Adviser to seek the best execution of orders and to negotiate brokerage commissions which in the Adviser’s opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser’s appraisal of the firm’s ability to execute the order in the desired manner, the value of research, brokerage and other services provided by the firm. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Portfolio although the Adviser may place orders with broker-dealers that have sold shares of the Portfolio or Variable Contracts whose proceeds are invested in Variable Contracts. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.

In general terms, the nature of research services provided by brokers encompasses statistical and background information and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed-income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments and many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser’s staff since the brokers, as a group, tend to monitor a broader universe of securities and other matters than the Adviser’s staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser, and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Portfolio. While this information may be useful in varying degrees and may tend to reduce the Adviser’s expenses, it is not possible to estimate its value and, in the opinion of the Adviser, it does not reduce the Adviser’s expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Portfolio and its shareholders. The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio and not the Adviser or Sub-Adviser.

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. The Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities it is the policy of the Portfolio to obtain the best results, taking into account the dealer’s general execution and operational facilities, the type of transaction involved

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and other factors such as the dealer’s risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily pay the lowest spread or commission available. The Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolio. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

Because the Portfolio had not commenced operations as of the date of this SAI, no brokerage commissions were paid by the Portfolio as of December 31, 2007.

CODE OF ETHICS

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

The Portfolio, ING Investments, the Sub-Adviser and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all “access persons,” as defined by the 1940 Act who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolio that may rise from personal trading of securities that may be purchased or held by the Portfolio or of Portfolio shares. The Code of Ethics also prohibits short-term trading of the Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all holdings and security transactions with the ING Funds’ Compliance Officer or his/her designee and to report all transactions on a regular basis.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolio’s portfolio securities. The procedures and guidelines delegate to ING Investments the authority to vote proxies relating to portfolio securities and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures which require ING Investments to vote proxies in accordance with the Portfolio’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Portfolio, including the procedures of ING Investments, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of the Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valuated at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in sixty (60) days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See “Net Asset Value” in the “Information for Investors” section of the Prospectuses. The long-term debt obligations held in the Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security for example, consideration is generally given to the cost of investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the U.S. is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If a significant event which is likely to impact the value of one or more foreign securities held by the Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio’s NAV is calculated on any business day, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more research services to assist with such determinations. An

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independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities does not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares) and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

TAX CONSIDERATIONS

The following is only a limited discussion of certain additional tax considerations generally affecting the Portfolio. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio and no explanation is provided with respect to the tax treatment of any Portfolio shareholder. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning. Holders of VA Contracts or VLI Policies must consult the contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such VA Contracts or VLI Policies.

Qualification as a Regulated Investment Company

The Portfolio intends to elect to qualify as a “regulated investment company” (“RIC”) under the provisions of Subchapter M of the Code. If the Portfolio qualifies as a RIC and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it attributes.

To qualify for treatment as a RIC, the Portfolio generally must, among other things: (a) derive in each taxable

68

year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5.00% of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If the Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt form tax).

Excise Tax

Generally, in order to avoid a 4% nondeductible excise tax, the Portfolio must distribute to its shareholders during the calendar year the following amounts:

•	98% of the Portfolio’s ordinary income for the calendar year;

•

98% of the Portfolio’s capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

•	Any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolio believes that it is not subject to the excise tax, it intends to make the distributions required to avoid the imposition of such a tax.

Diversification

The Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate accounts used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that after a one year start-up period, or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs. Failure by the Portfolio to both qualify as a RIC and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable

69

diversification requirements may be corrected but such a correction would require a payment to the Internal Revenue Service (“IRS”) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a VA Contract owner’s control of the investments of the separate account may cause the VA Contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. To date, the Treasury Department has issued only a few such pronouncements. If the VA Contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no insurance that the Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. The Portfolio’s investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing VA Contract owners to be considered the owners of the shares of the Portfolio.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known.

General Summary

The discussion of “Taxes” in the Prospectuses, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury regulations now in effect as currently interpreted by the courts and the IRS. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

PERFORMANCE INFORMATION

Performance information for the Portfolio including the 30-day yield and the total return may appear in reports or promotional literature to current or prospective shareholders.

30-Day Yield

Quotations of yield will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

YIELD = 2[(a – b + 1)6—1]

    cd

Where:	a =	dividends and interest earned during the period
	b =	the expenses accrued for the period (net of reimbursements)
	c =	the average daily number of shares outstanding during the period
	d =	the maximum offering price per share on the last day of the period

70

For purposes of determining net investment income during the period (variable “a” in the formula), interest earned on debt obligations held by the Portfolio is calculated each day during the period according to the formulas below, and then added together for each day in the period:

•

Certain mortgage-backed, asset-backed and CMO securities: generally, interest is computed by taking daily interest income (coupon rate times face value divided by 360 or 365, as the case may be) adjusted by that day’s pro-rata share of the most recent paydown gain or loss from the security;

•

Other debt obligations: generally, interest is calculated by computing the yield to maturity of each debt obligation held based on the market value of the obligations (including current interest accrued) at the close of each day, dividing the result by 360 and multiplying the quotient by the market value of the obligation (including current accrued interest).

For purposes of this calculation, it is assumed that each month contains 30 days.

Undeclared earned income will be subtracted from the NAV per share (variable “d” in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend but is reasonably expected to be and is declared as a dividend shortly thereafter.

Average Annual Total Return

Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over a period of one, five and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the formula:

P (1 + T)n = ERV

Where:	P =	a hypothetical initial payment of $1,000
	T =	an average annual total return
	n =	the number of years
	ERV =	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

Performance information for the Portfolio may be compared in reports and promotional literature to: (a) the S&P 500® Index, the Russell 2000® Index, the Russell 3000 Index, Lehman Brothers® Aggregate Bond Index, Lehman Brothers® Intermediate Government Bond Index, Merrill Lynch High-Yield Index, Salomon Brothers Broad Investment Grade Bond Index, Dow Jones Industrial Average, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio.

FINANCIAL STATEMENTS

The Portfolio’s annual and semi-annual shareholder reports are available upon request and without charge by calling 1-800-992-0180.

71

Appendix A – PROXY VOTING PROCEDURES AND GUIDELINES

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date: July 29, 2003

Revision Date: September 27, 2007

I.	INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”). The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors1 (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors2 of the Board. Only the Board may amend these Procedures and Guidelines. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.	DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to ING Investments, LLC (the “Adviser”) the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund, in accordance with the then-current Procedures and Guidelines approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies, as it deems appropriate. The President or Chief Financial Officer of a Fund may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.

[1]

Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board at issue. No provision in these Procedures is intended to impose any duty upon the particular Board with respect to any other Fund.

[2]	The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

III.	APPROVAL AND REVIEW OF PROCEDURES

The Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 3. The Board hereby approves such procedures.

Any material changes to the Adviser’s proxy voting procedures (the “Adviser Procedures”) must be approved by the Board prior to voting any Fund proxies in accordance with such amended procedures. The President or Chief Financial Officer of the Adviser may approve non-material amendments to the Procedures and Guidelines for immediate implementation, subject to ratification at the next regularly scheduled meeting of the Board of the Fund.

IV.	VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 4 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures.

A.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

2

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

3

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in Section IV.B. above and Section V. below.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures), in substantially the form attached hereto as Exhibit 2. As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as directed by the Guidelines, or in accordance with the recommendation of the Agent, where applicable. Cases in which any member of the Proxy Group or a participating Investment Professional has failed to complete and return a Conflicts Report shall be treated as if a conflict of interest appears to exist, except that, upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that each member of the Proxy Group has completed and returned a Conflicts Report and there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4

V.	CONFLICTS OF INTEREST

In any case in which there appears to be a conflict of interest with respect to the Agent’s recommendation on a matter requiring case-by-case consideration, no action shall be taken on such matter (i.e., a “Non-Vote”). In any case in which a member of the Proxy Group has failed to complete and return a Conflicts Report when so required, or in which there appears to be a conflict of interest with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the Agent will be directed to vote Within Guidelines so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which the Adviser or certain other related parties may be deemed to have a conflict of interest.

VI.	REPORTING AND RECORD RETENTION

A.	Reporting by the Funds

Annually in August, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

B.	Reporting to the Boards

At each regularly scheduled meeting, the Board will receive a report from the Adviser’s Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, (1) that was voted Out-of-Guidelines; and (2) for which the Proxy Group initially recommended a vote Out-of-Guidelines, but which was ultimately voted Within Guidelines in accordance with Section V hereof. Such report shall indicate the name of the issuer, the substance of the proposal, and the reasons for voting, or recommending, an Out-of-Guidelines Vote.

5

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING VP BALANCED PORTFOLIO, INC.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING GET FUNDS

ING VP BOND PORTFOLIO

ING VP MONEY MARKET PORTFOLIO

ING VARIABLE FUNDS

ING VARIABLE PORTFOLIOS, INC.

ING SERIES FUND, INC.

6

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

FORM OF CONFLICTS REPORT

7

FORM OF CONFLICT OF INTEREST REPORT – PROXY GROUP MEMBERS

PROXY VOTING OF THE ING FUNDS

Issuer:
Meeting Date:

1.	To your knowledge, do you, or anyone in your immediate household, have a personal relationship of any sort with the Issuer, its officers, directors, or employees, or might you, or anyone in your immediate household, be affected by the outcome of the proxy proposal? This does not include former business relationships with which you have had no communication for at least one year and have no expectation of future or ongoing communication.

	Explanation:	YES ☐	NO ☐

2.	To your knowledge, (1) does any ING Entity have a Material Business Relationship with the Issuer or (2) is any ING Entity actively seeking to have a Material Business Relationship with the Issuer?

	Explanation:	YES ☐	NO ☐

3.	Have you, or, to your knowledge, anyone else employed by an ING Entity, been contacted by any person or organization, including another ING employee or affiliate, with a recommendation or request that a proxy be voted for (or against) a particular proposal with respect to the Issuer? This includes communications from the Issuer or its Affiliates, from a shareholder, or from a commercial, union or any other special interest group, but would not include routine communications from proxy solicitors.

	Explanation:	YES ☐	NO ☐

4.	Are you aware of any other information that might lead a reasonable person to conclude that an ING Entity appears to have a conflict of interest with respect to the proxy proposal?

	Explanation:	YES ☐	NO ☐

Name:	Date:

Certification: As a member of the Proxy Group, I understand that I have a fiduciary duty to vote Fund proxies solely in the best interests of the Fund(s) and its (their) shareholders. I certify that my recommendation with respect to the vote on the proxy proposal relating to the Issuer noted above is based solely on this criterion.

Definitions:

Affiliate means (A) any company directly or indirectly owning, controlling, or holding with power to vote, 5% or more of the outstanding voting securities of the Issuer; (B) any company 5% or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by the issuer; (C) any company directly or indirectly controlling, controlled by, or under common control with, the Issuer; (D) any officer, director, partner, copartner, or employee of the Issuer; (E) if the Issuer is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if the Issuer is an unincorporated investment company not having a board of directors, the depositor thereof.

ING Entity means all direct and indirect subsidiaries, joint ventures and business units of ING Groep N.V., including, but not limited to, ING Investments, LLC, ING Funds Distributor, LLC, ING Investment Management Co., ING Investment Management Americas, Directed Services, LLC and ING Financial Advisers, LLC.

Issuer includes the company with respect to which the proxy is solicited, and any other entity which you know to be affiliated therewith, such as a pension plan, joint venture, merger partner, subsidiary or parent, or company under common control, but does not include entities associated with the Issuer solely through the provision of consulting, advisory or other professional services.

Material Business Relationship means, but, subject to review by Counsel, may not be limited to, a relationship which you know to constitute (1) participation in a joint venture, (2) revenues to ING of $1 million or more per year, or (3) ownership by ING of more than 5% of the outstanding securities of the Issuer (“5% Issuer”) (except that an Issuer’s affiliation with a 5% Issuer shall not constitute a de facto conflict of interest for ING with the first Issuer).

** Please return to ING Funds Proxy Coordinator at 480-477-2786 or proxycoordinator@ingfunds.com **

8

EXHIBIT 3

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.	INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

9

II.	ROLES AND RESPONSIBILITIES

A.	Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”). The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group, or a Fund’s Valuation, Proxy and Brokerage Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

10

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.	Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a

11

matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.	Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.	VOTING PROCEDURES

A.	In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

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B.	Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.	Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.	Within-Guidelines Votes: Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.	Non-Votes: Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy

13

Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.	Out-of-Guidelines Votes: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.	The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.	ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.	Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the

14

Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.	Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

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The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.	REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation
Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Steve Wastek, Esq.	Counsel, ING Americas US Legal Services

Effective as of May 1, 2007

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EXHIBIT 4

to the

ING Funds

Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.	INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Adviser, in exercising its delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Adviser will not subordinate the interest of beneficial owners to unrelated objectives. The Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.	GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

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It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

PROPOSAL	Guidelines
THE BOARD OF DIRECTORS

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely

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PROPOSAL	Guidelines
independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation. Withholding support from a nominee shall be effected by withholding votes from, or voting against, the candidate, pursuant to the applicable election standard.

Voting on director nominees in uncontested elections not subject to specific policies described herein	Case-by-Case

Voting on independent outside director nominees if application of the policies described herein is likely to result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, unless the concerns identified are of such grave nature as to merit removal of the independent directors.	Do Not Withhold

Where applicable and except as otherwise provided for herein, votes in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.	Do Not Withhold

Votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. Do not withhold votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.	Withhold

Votes from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee	Withhold

Provided that a nominee served on the board during the relevant time period, votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally do not withhold votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.	Withhold

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PROPOSAL	Guidelines
Voting on a nominee who has not acted upon withhold votes representing a majority of the votes cast at the previous annual meeting	Case-by-Case

• Such nominees when (1) the issue relevant to the majority withhold has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.	For

Votes from inside directors or affiliated outside directors who sit on the audit committee	Withhold

Votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.	Do Not Withhold

Votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).	Do Not Withhold

In cases in which the Agent has identified a “pay for performance disconnect,” as defined by the Agent, votes on director nominees.	Do Not Withhold

•     Nominees if the Agent has raised other considerations regarding “poor compensation practices,” but where applicable and except as otherwise provided for herein, generally do not withhold votes from nominees who did not serve on the compensation committee, or board, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

Case-by-Case

Independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote against auditor ratification if concerns exist regarding such fees, e.g., that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence or is excessive in connection with the level and type of services provided.	For

It shall generally be the policy of the Funds that a board should be majority independent. Inside director or affiliated outside director nominees in cases in which the full board is not majority independent.	Case-by-Case

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PROPOSAL	Guidelines
(1) Votes from the fewest directors whose removal would achieve majority independence across the remaining board.	Withhold

(2)    Votes from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

Withhold

(3)    Except as provided above, votes on non-independent nominees in the role of CEO, and when appropriate, founder or chairman. Determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

For

(4) Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)    When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Nominees without regard to “over-boarding” issues raised by the Agent, unless other concerns requiring case-by-case consideration have been raised	For

Votes on nominees when the Agent so recommends due to assessment that they acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition	Withhold

Performance Test for Directors

•     Votes on nominees failing the Agent’s performance test, which includes market-based and operating performance measures, provided that input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Case-by-Case

Proposals Regarding Board Composition or Board Service

• Shareholder proposals to impose new board structures or	Against

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PROPOSAL	Guidelines

policies, including those requiring that the positions of Chairman and CEO be held separately, except consider such proposals on a case-by-case basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

•     Management proposals to adopt or amend board structures or policies, except consider such proposals on a case-by-case basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

For

• Shareholder proposals seeking more than a simple majority of independent directors	Against

• Shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors	Against

• Shareholder proposals to limit the number of public company boards on which a director may serve	Against

• Shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director)	Against

• Shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein	Against

•     Shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee)

For

• Shareholder proposals to limit the tenure of outside directors	Against

•     Shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally do not vote against management proposals seeking to establish a retirement age for directors

Against

Shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board	Against

Director and Officer Indemnification and Liability Protection	Case-by-Case

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PROPOSAL	Guidelines
• Limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care	Against

• Proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	Against

• Proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:	For

(1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2) Only if the director’s legal expenses would be covered

PROXY CONTESTS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

Voting for director nominees in contested elections	Case-by-Case

Reimburse proxy solicitation expenses	Case-by-Case

AUDITORS

Management proposals to ratify auditors, except in cases of high non-audit fees	For

Non-Audit Services

•     Approval of auditors when total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees. Vote against management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote for shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote against.

Case-by-Case

Auditor Independence

• Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or capping the level of non-audit services	Case-by-Case

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PROPOSAL	Guidelines
Audit Firm Rotation

• Shareholder proposals asking for mandatory audit firm rotation	Against

PROXY CONTEST DEFENSES

Board Structure: Staggered vs. Annual Elections

• Proposals to classify	Against

• Proposals to repeal classified boards and to elect all directors annually	For

Shareholder Ability to Remove Directors

• Proposals that provide that directors may be removed only for cause	Against

• Proposals to restore shareholder ability to remove directors with or without cause	For

• Proposals that provide that only continuing directors may elect replacement to fill board vacancies	Against

• Proposals that permit shareholders to elect directors to fill board vacancies	For

Cumulative Voting

• Management proposals to eliminate cumulative voting, unless the company maintains a classified board of directors	For

• Shareholder proposals to restore or permit cumulative voting, in cases in which the company maintains a classified board of directors	For

Time-Phased Voting

• Proposals to implement time-phased or other forms of voting that do not promote a one share, one vote standard	Against

• Proposals to eliminate such forms of voting	For

Shareholder Ability to Call Special Meetings

• Proposals to restrict or prohibit shareholder ability to call special meetings	Against

• Proposals that remove restrictions on the right of shareholders to act independently of management	For

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PROPOSAL	Guidelines
Shareholder Ability to Act by Written Consent

• Proposals to restrict or prohibit shareholder ability to take action by written consent	Against

• Proposals to allow or make easier shareholder action by written consent	For

Shareholder Ability to Alter the Size of the Board

• Proposals that seek to fix the size of the board	Case-by-Case

• Proposals that give management the ability to alter the size of the board without shareholder approval	Against

TENDER OFFER DEFENSES

Poison Pills

• Proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:	For

(1)    shareholders have approved adoption of the plan,

(2)    a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or

(3)    the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate

Against

• Shareholder proposals to redeem a company’s poison pill	Case-by-Case

•     Management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions. Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer.

Case-by-Case

• Management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards	Against

Fair Price Provisions

• Proposals to adopt fair price provisions	Case-by-Case

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PROPOSAL	Guidelines
• Fair price provisions with shareholder vote requirements greater than a majority of disinterested shares	Against

Greenmail

• Proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments	For

• Antigreenmail proposals when they are bundled with other charter or bylaw amendments	Case-by-Case

Pale Greenmail	Case-by-Case

Unequal Voting Rights

• Dual-class exchange offers	Against

• Dual-class recapitalizations	Against

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

• Management proposals to require a supermajority shareholder to approve charter and bylaw amendments or other key proposals	Against

•     Shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal

For

Supermajority Shareholder Vote Requirement to Approve Mergers

• Management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations	Against

• Shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations	For

White Squire Replacements	For

Amendments to Corporate Documents

•     Unless support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by:

Against

(1) adding restrictive provisions,

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PROPOSAL	Guidelines

(2)    removing article provisions or moving them to portions of the charter not requiring shareholder approval or

(3)    in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends against because a similar reduction in shareholder rights is requested.

• Proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified	Against

• Proposals seeking charter or bylaw amendments to remove anti-takeover provisions	For

MISCELLANEOUS

Shareholder proposals to adopt confidential voting, use independent tabulators, and use independent inspectors of election	For

Management proposals to adopt confidential voting	For

Open Access

• Shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board	Case-by-Case

Majority Voting Standard

•     Management proposals, and shareholder proposals also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated

For

• Shareholder proposals not otherwise supported by management seeking adoption of the majority voting standard or related amendments or actions	Against

• Proposals seeking adoption of the majority voting standard for issuers with a history of board malfeasance or pervasive corporate governance concerns	Case-by-Case

28

PROPOSAL	Guidelines
Bundled or “Conditioned” Proxy Proposals	Case-by-Case

• Proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact	Against

Shareholder Advisory Committees	Case-by-Case

Reimburse Shareholder for Expenses Incurred

•     Proposals to reimburse expenses incurred in connection with shareholder proposals, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders

Case-by-Case

Management proposals for Other Business, in connection with proxies of U.S. issuers, except in connection with a proxy contest in which a Fund is not voting in support of management	For

Proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding	Case-by-Case

Advance Notice for Shareholder Proposals

•     Management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer

For

CAPITAL STRUCTURE

Common Stock Authorization

•     Proposals to increase the number of shares of common stock, taking into consideration whether intention exists to significantly dilute shareholders proportionate interest or to be unduly dilutive to shareholders’ proportionate interest. Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

Case-by-Case

29

PROPOSAL	Guidelines

•     Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards. Consider on a case-by-case basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

For

•     Proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a case-by-case basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

For

•     Proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

For

• Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.	Against

Dual Class Capital Structures

•     Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)

Against

•     Management proposals to create or perpetuate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights (except consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)), but generally vote for such proposals if the relevant Fund owns the class with superior voting rights

Against

•     Shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote against such proposals if the relevant Fund owns the class with superior voting rights, and consider case-by-case if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s)

For

30

PROPOSAL	Guidelines

•     Management proposals to eliminate dual class capital structures, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized

Case-by-Case

Stock Distributions: Splits and Dividends

•     Management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a case-by-case basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized

For

Reverse Stock Splits

• Management proposals to implement a reverse stock split when the number of shares authorized for issue is proportionately reduced	For

• Proposals to implement a reverse stock split that do not proportionately reduce the number of shares of authorized for issue	Case-by-Case

•     Requests that do not proportionately reduce the number of shares authorized and effectively exceed the Agent’s allowable threshold for capital increase if the Agent otherwise supports management’s rationale

For

Preferred Stock

•     Proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

Against

•     Proposals to issue or create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense. Generally vote against in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote for if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal

For

31

PROPOSAL	Guidelines

•     Proposals to issue or authorize preferred stock in cases where the company specified the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

For

•     Proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry performance in terms of shareholder returns

Case-by-Case

Shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification	For

Management Proposals to Reduce the Par Value of Common Stock	For

Shareholder Proposals that Seek Preemptive Rights or Management Proposals that Seek to Eliminate Them	Case-by-Case

Debt Restructuring	Case-by-Case

Share Repurchase Programs

• Proposals for open-market share repurchase plans in which all shareholders may participate on equal terms	For

• Proposals for programs with terms favoring selected, non-Fund parties	Against

• Proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent	Against

Management Proposals to Cancel Repurchased Shares	For

Tracking Stock	Case-by-Case

EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation and employee benefit plans, unless otherwise provided for herein, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.	Case-by-Case

•     Generally vote in accordance with the Agent’s recommendations for equity-based plans with costs within such cap and against those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

32

PROPOSAL	Guidelines

•     Proposals seeking approval of plans for which the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered case-by-case

Against

• Proposals for plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance as defined by the Agent	For

• Proposals for plans administered by potential grant recipients	Against

• Proposals for plans for which the Agent raises other considerations not otherwise provided for herein	Case-by-Case

Restricted Stock or Stock Option Plans

•     Proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Proposals for plans that do not meet the Agent’s criteria in this regard may be supported, but vote against if no disclosure is provided regarding either vesting or performance requirements.

Case-by-Case

Management Proposals Seeking Approval to Reprice, Replace or Exchange Options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms	Case-by-Case

•     Proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support

For

•     Management proposals seeking approval of compensation plans that:

(1)    permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval,

(2)    include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or

Against

33

PROPOSAL	Guidelines
(3) give the board sole discretion to approve option repricing, replacement or exchange programs

Director Compensation, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold. Do not vote against plans for which burn rate is the sole consideration raised by the Agent.	Case-by-Case

Employee Stock Purchase Plans, and capital issuances in support of such plans, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed case-by-case.	Case-by-Case

OBRA-Related Compensation Proposals

• Amendments that Place a Cap on Annual Grants or Amend Administrative Features	For

• Amendments to Add Performance-Based Goals	For

• Amendments to Increase Shares and Retain Tax Deductions Under OBRA	Case-by-Case

• Approval of Cash or Cash-and-Stock Bonus Plan, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation	For

Shareholder Proposals Regarding Executive and Director Pay

•     Regarding the remuneration of individuals other than senior executives and directors, proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice, or proposals seeking disclosure of executive and director compensation if providing it would be out of step with market practice and potentially disruptive to the business

Against

•     Proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes, unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein

Against

Golden and Tin Parachutes

• Shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such	For

34

PROPOSAL	Guidelines
“parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements

•     Shareholder proposals to submit executive severance agreements that do not specify change-in-control events; Supplemental Executive Retirement Plans; or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange

Against

• All proposals to ratify or cancel golden or tin parachutes	Case-by-Case

Employee Stock Ownership Plans (ESOPs)	For

401(k) Employee Benefit Plans	For

Shareholder proposals to expense stock options, unless company has already publicly committed to expensing options by a specific date	For

Shareholder proposals requiring mandatory periods for officers and directors to hold company stock	Against

STATE OF INCORPORATION

Voting on State Takeover Statutes	Case-by-Case

Voting on Reincorporation Proposals, generally supporting management proposals not assessed by the Agent as a potential takeover defense	Case-by-Case

• Management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported	For

• Shareholder reincorporation proposals not also supported by the company	Against

MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Proposals not typically supported under these Guidelines, if a key proposal, such as a merger transaction, is contingent upon its support and a vote for is accordingly recommended by the Agent or an Investment Professional	For

35

PROPOSAL	Guidelines
Mergers and Acquisitions	Case-by-Case

Corporate Restructuring, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Appraisal Rights	For

Changing Corporate Name	For

Adjournment of Meeting

• Proposals to adjourn a meeting when the primary proposal is also voted FOR	For

MUTUAL FUND PROXIES

Election of Directors	Case-by-Case

Converting Closed-end Fund to Open-end Fund	Case-by-Case

Proxy Contests	Case-by-Case

Investment Advisory Agreements	Case-by-Case

Approving New Classes or Series of Shares	For

Preferred Stock Proposals	Case-by-Case

1940 Act Policies	Case-by-Case

Changing a Fundamental Restriction to Nonfundamental Restriction	Case-by-Case

Change Fundamental Investment Objective to Nonfundamental	Case-by-Case

Name Rule Proposals	Case-by-Case

Disposition of Assets/Termination/Liquidation	Case-by-Case

Changes to the Charter Document	Case-by-Case

Changing the Domicile of a Fund	Case-by-Case

Change in Fund’s Subclassification	Case-by-Case

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval	For

Distribution Agreements	Case-by-Case

Master-Feeder Structure	For

Mergers	Case-by-Case

36

PROPOSAL	Guidelines
Shareholder Proposals to Establish Director Ownership Requirement	Against

Reimburse Shareholder for Expenses Incurred	Case-by-Case

Terminate the Investment Advisor	Case-by-Case

SOCIAL AND ENVIRONMENTAL ISSUES

Unless otherwise specified herein. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.	Case-by-Case

Shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter, absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein.

•     Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as:

•     consumer and public safety

•     environment and energy

•     labor standards and human rights

•     military business and political concerns

•     workplace diversity and non-discrimination

•     sustainability

•     social issues

•     vendor activities

•     economic risk, or

•     matters of science and engineering

Against

37

PROPOSAL	Guidelines
GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Proposals in cases in which the Agent recommends voting against such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate, unless otherwise provided for herein. For purposes of these global Guidelines, “against” shall mean withholding of support for a proposal, resulting in submission of a vote of against or abstain, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.	Against

Proposals for which the Agent recommends support of practices described herein as associated with a firm against vote:

(1)    as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or

(2)    as the more favorable choice in cases in which shareholders must choose between alternate proposals

Case-by-Case

Routine Management Proposals	For

• The opening of the shareholder meeting	For

• That the meeting has been convened under local regulatory requirements	For

• The presence of quorum	For

• The agenda for the shareholder meeting	For

• The election of the chair of the meeting	For

• The appointment of shareholders to co-sign the minutes of the meeting	For

• Regulatory filings (e.g., to effect approved share issuances)	For

• The designation of inspector or shareholder representative(s) of minutes of meeting	For

• The designation of two shareholders to approve and sign minutes of meeting	For

• The allowance of questions	For

38

PROPOSAL	Guidelines
• The publication of minutes	For

• The closing of the shareholder meeting	For

• Other similar routine management proposals	For

Discharge of Management/Supervisory Board Members

•     Management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends against due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled

For

Director Elections

•     Votes on director nominees in contested elections, or in uncontested elections not subject to policies described herein. Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat. Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.

Case-by-Case

•     For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee

Against

•     For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, the slate. However, if the slate is bundled and audit committee membership is unclear, vote for if the Agent otherwise recommends support.

Against

• In tax haven markets, non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee	Do Not Vote Against

• Non-independent directors who sit on the compensation or	Do Not Vote Against

39

PROPOSAL	Guidelines
nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange

• In cases in which committee membership is unclear, non-independent director nominees if no other issues have been raised in connection with his/her nomination	Case-by-Case

•     Individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a case-by-case basis

Against

•     For issuers in Canada and tax haven markets, votes on bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent’s standards for withholding support from bundled slates or non-independent directors excluding the CEO, as applicable, if the board is non-majority independent or the board’s independence cannot be ascertained due to inadequate disclosure.

Against

•     Nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•     Bundled slates of nominees (e.g., Hong Kong or France);

•     Simultaneous reappointment of retiring directors (e.g., South Africa);

•     In markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a case-by-case basis); or

Against

•     Nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa)

•     Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

•     In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

40

PROPOSAL	Guidelines
• Nominees for whom the Agent has raised concerns regarding scandals or internal controls	Case-by-Case

•     Nominees or slates of nominees when (1) the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered; (2) culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and (3) the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

Against

•     For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

• Self-nominated director candidates, with voting decisions generally based on the Agent’s approach to evaluating such candidates	Case-by-Case

• Nominees for whom “over-boarding” issues have been raised by the Agent, unless other concerns require case-by-case consideration	For

• For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

• Proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations	For

• Proposed article amendments in this regard, with voting decisions generally based on the Agent’s approach to evaluating such proposals	Case-by-Case

Director and Officer Indemnification and Liability Protection, voting in accordance with the Agent’s standards	Case-by-Case

• Proposals seeking approval of overly broad provisions	Against

Independent Statutory Auditors

• With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, any nominee to the	Against

41

PROPOSAL	Guidelines

position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote against all nominees.

• Incumbent nominees at companies implicated in scandals or exhibiting poor internal controls	Against

Key Committees

•     Proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s)

Against

Director Remuneration, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided	Case-by-Case

• Proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse	For

Retirement Bonuses

With respect to Japanese companies:

• Proposals if all payments are for directors and auditors who have served as executives of the company	For

•     Proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served

Against

•     If Agent raises scandal or internal control considerations, bonus proposals only for nominees whom a Fund is also voting against for that reason, unless bundled with bonuses for a majority of retirees a Fund is voting for

Against

Stock Option Plans for Independent Internal Statutory Auditors

• With respect to Japanese companies, proposals regarding option grants to independent internal statutory auditors, following the Agent’s guidelines	Against

42

PROPOSAL	Guidelines
Compensation Plans

•     Votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, unless otherwise provided for herein, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market

Case-by-Case

Amendment Procedures for Equity Compensation Plans and ESPPs

•     For Toronto (Canada) Stock Exchange issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

•     Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

•     Equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals that:

Against

•     Exceed Agent’s recommended dilution limits, including cases in which Agent suggests dilution assessment is precluded by inadequate disclosure;

•     Provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other vesting requirements (e.g., Japan);

•     Are administered by potential grant recipients;

•     Permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•     For matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, purchase price and performance criteria;

43

PROPOSAL	Guidelines

•     Provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•     Provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•     Allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•     Provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that:

(1)    Performance targets are adequately increased in proportion to the additional time available,

(2)    Retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or

(3)    The issuer has committed to cease retesting within a reasonable period of time.

•     Such plans/awards or the related issuance of shares that:

(1)    Do not suffer from the defects noted above or

(2)    Otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses or vesting upon change in control (other than addressed above), provided the company has provided a reasonable rationale in support of the relevant plan/award, practice or participation

For

• Proposals in connection with such plans or the related issuance of shares in other instances	Case-by-Case

Remuneration Reports

•     Reports that include compensation plans permitting:

(1)    Practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)    Retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

Against

44

PROPOSAL	Guidelines

(3)    Equity award valuation triggering a negative recommendation from the Agent; or

(4)    Provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted for if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report)

• Reports receiving the Agent’s support and not triggering the concerns cited above	For

•     Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines. Reports with unsupported features may be voted for in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Case-by-Case

Shareholder Proposals Regarding Executive and Director Pay

• The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

•     Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to support general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital, general issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital, and requests to reissue repurchased shares if the related general issuance request is also supported.

For

• Specific issuance requests, based on the proposed use and the company’s rationale	Case-by-Case

•     Proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval

Against

45

PROPOSAL	Guidelines
Increases in Authorized Capital

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•     Nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding

For

• Specific proposals to increase authorized capital, unless:	For

•     The specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•     The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Against

• Proposals to adopt unlimited capital authorizations	Against

• The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

• Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach.

•     Creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders

For

• Creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests	For

•     Creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid

Against

Poison Pills/Protective Preference Shares

• Management proposals in connection with poison pills or anti-takeover activities (e.g., issuances, transfers or repurchases) that	Against

46

PROPOSAL	Guidelines

do not meet the Agent’s standards. Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.

• Director remuneration in connection with poison pill considerations raised by the Agent.	Do Not Vote Against

Approval of Financial Statements and Director and Auditor Reports

•     Management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors

For

• Such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board	Do Not Vote Against

Remuneration of Auditors

• Proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company	For

Indemnification of Auditors	Against

Ratification of Auditors and Approval of Auditors’ Fees, generally following the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees

• Such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards	For

• In other cases, such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence	For

Allocation of Income and Dividends

• Management proposals concerning allocation of income and the distribution of dividends	For

Stock (Scrip) Dividend Alternatives	For

• Stock (scrip) dividend proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value	Against

47

PROPOSAL	Guidelines
Debt Instruments

• Proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper)	Against

Debt Issuance Requests	Case-by-Case

When evaluating a debt .issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

• Debt issuances for companies when the gearing level is between zero and 100 percent	For

•     Proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests

Case-by-Case

Financing Plans

• Adoption of financing plans if they are in the best economic interests of shareholders	For

Related Party Transactions	Case-by-Case

• Approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms	For

Approval of Donations

• Proposals for which adequate, prior disclosure of amounts is not provided	Against

Capitalization of Reserves

• Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares	For

Amendments to Articles of Association	Case-by-Case

• That are editorial in nature	For

48

PROPOSAL	Guidelines
• Where shareholder rights are protected	For

• Where there is negligible or positive impact on shareholder value	For

• For which management provides adequate reasons for the amendments or the Agent otherwise supports management’s position	For

• That seek to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type	For

• Which the company is required to do so by law (if applicable)	For

• That remove or lower quorum requirements for board or shareholder meetings below levels recommended by the Agent	Against

• That reduce relevant disclosure to shareholders	Against

• That seek to align the articles with provisions of another proposal not supported by these Guidelines	Against

• That are not supported under these Guidelines, are presented within a bundled proposal, and for which the Agent deems the negative impact, on balance, to outweigh any positive impact	Against

•     That impose a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights

Against

• With respect to article amendments for Japanese companies:

• Management proposals to amend a company’s articles to expand its business lines	For

•     Management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/ reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns

For

•     If anti-takeover concerns exist, management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense

Against

• Management proposals regarding amendments to authorize share repurchases at the board’s discretion, unless there is	Against

49

PROPOSAL	Guidelines

little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest (generally following the Agent’s guidelines)

Other Business

• Management proposals for Other Business in connection with global proxies, voting in accordance with the Agent’s market-specific recommendations	Against

50

ING Variable Portfolios, Inc.

PART C: OTHER INFORMATION

ITEM 23.	EXHIBITS

(a)	(1)	Articles of Amendment and Restatement dated May 1, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to
the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(2)	Articles Supplementary dated August 12, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(3)	Articles Supplementary effective April 29, 2005 (Issuance of Class ADV shares) – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

	(4)	Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

	(5)	Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

	(6)	Articles of Amendment dated November 29, 2007 (dissolve ING VP International Equity Portfolio) - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

	(7)	Articles Supplementary dated November 30, 2007 (establishment of new series - ING WisdomTreeSM Global High-Yielding Equity Index Portfolio) - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

(b)	Second Amended and Restated Bylaws - Filed as an Exhibit to the Post –Effective Amendment No. 27 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2006 and incorporated herein by reference.

(c)	Instruments Defining Rights of Holders - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(d)	(1)	Investment Management Agreement dated March 1, 2002 between Aetna Variable Portfolios, Inc. and ING Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i) Amended Investment Management Agreement between the ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

		(ii)	Amended Schedule A effective December 19, 2007 to the Amended investment Management Agreement between INB Variable Portfolios, Inc. and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

		(iii)	Amendment to The Amended Investment Management Agreement, dated April 1, 2004 between ING Investments, LLC and ING Variable Portfolios, Inc. effective January 1, 2007 – Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

	(2)	Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

		(i)	First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of July 29, 2003 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

		(ii)	Second Amendment to Sub-Advisory Agreement, dated March 1, 2002 between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.), effective January 1, 2007 – Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

		(iii)	Form of Amended Schedule A dated January 16, 2008 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

	(3)	Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, LLC., dated February 2, 2007 – Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

	(4)	Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2005 – Filed as an Exhibit to Post- Effective Amendment No. 29 to the Registrant’s Registration Statement filed on Form N- 1A on February 7, 2007 and incorporated herein by reference.

		(i)	Amended Schedule A to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

(e)	Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

		(i)	Amended Schedule of Approvals dated January 16, 2008 to the Distribution Agreement between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

		(ii)	Substitution Agreement to Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated October 8, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(f)	Directors' Deferred Compensation Plan effective September 24, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registrant’s Form N-1A Registration Statement on February 26, 1998 and incorporated herein by reference.

(g)	(1)	Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

		(i)	Form of Amended Exhibit A dated January 16, 2008 to the Custody Agreement with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

	(2)	Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

		(i)	Form of Amended Exhibit A dated January 16, 2008 to the Foreign Custody Manager Agreement with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

		(ii)	Amended Schedule 2 to the Foreign Custody Manager Agreement with the Bank of New York dated as of June 6, 2003 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(3)	Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

		(i)	Form of Amended Exhibit A dated January 31, 2008 to the Securities Lending Agreement and Guaranty with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

(h)	(1)	Administration Agreement between ING Funds Services, LLC and Aetna Variable Portfolios, Inc. dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

		(i)	Amended Schedule A dated January 16, 2008 to the Administration Agreement between ING Variable Portfolios, Inc. and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

	(2)	License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(3)	Fund Accounting Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i) Form of Amended Exhibit A dated January 16, 2008 to the Fund Accounting Agreement with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

(4)	Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i) Amended Schedule A to the Allocation Agreement, dated December 2005 – Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(5)	Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i) Amended Schedule A to the Allocation Agreement (Directors and Officers Liability) dated November 2006 – Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(6)	Agency Agreement with DST Systems, Inc. dated July 7, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i) Form of Amended Exhibit A effective January 16, 2008, (ING WisdomTreeSM Global High-Yielding Equity Index Portfolio); March 4, 2008, (ING International Index Portfolio, ING Lehman Brothers Aggregate Bond Index® Portfolio, ING Russell Large Cap Index Portfolio, ING Russell Mid Cap Index Portfolio and ING Russell Small Cap Index Portfolio) and April 28, 2008, (ING Morningstar U.S. Growth Index Portfolio), to the Agency Agreement with DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

(7)	Participation Agreement between ING Variable Portfolios, Inc., Connecticut General Life Insurance Company and ING Funds Distributor, Inc. dated August 15, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(8)	Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(i)	Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed October 15, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(ii)	Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed September 22, 2003 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(9)	Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. dated May 1, 2002 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(10)	Participation Agreement between ING Variable Portfolios, Inc., Security Life of Denver Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(11)	Participation Agreement between ING Variable Portfolios, Inc., Southland Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(12)	Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(i)	Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(ii)	Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(13)	Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(i)	Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(ii)	Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(iii)	Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(iv)	Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(v)	Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(vi)	Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vii) Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(14)	Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)	(1)	Opinion and consent of counsel regarding the legality of the securities being registered with regard to Adviser Class shares – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

	(2)	Opinion and consent of counsel regarding the legality of the securities being registered with regard to WisdomTreeSM Global High-Yielding Equity Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

	(3)	Opinion of counsel regarding the legality of the securities being registered with regard to ING International Index Portfolio, ING Lehman Brothers® Aggregate Bond Index Portfolio, ING Russell Large Cap Index Portfolio, ING Russell Mid Cap Index Portfolio and ING Russell Small Cap Index Portfolio - To be filed by subsequent Post-Effective Amendment.

(j)	(1)	Consent of Goodwin Procter LLP – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

	(2)	Consent of the Independent Registered Public Accounting Firm – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

(k)		N/A

(l)	Agreement re: Initial Contribution to Working Capital for Value VP, Growth VP, Large Cap VP, MidCap VP, SmallCap VP and International VP and Small Company VP - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference

(m)	(1)	Amended and Restated Distribution Plan for Class S shares effective January 1, 2008 - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

	(2)	Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 – Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(i) Amended Schedule A dated December 19, 2007 to the Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

(n)	Amended and restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc., effective May 2, 2005 – Filed as an Exhibit to Post Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i) Amended Schedule A to the Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc. effective May 2, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on Form N-1A on January 25, 2008 and incorporated by reference.

(o)		N/A

(p)	(1)	ING Funds and Advisers Code of Ethics effective May 1, 2004 – Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(2)	ING Investment Management (US) Code of Ethics dated August 2006 – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on Form N-1A on February 7, 2007 and incorporated herein by reference.

	(3)	BlackRock Advisors, Inc. (“BlackRock”) Code of Ethics dated February 1, 2005– Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Variable Portfolios, Inc. is a Maryland corporation for which separate financial statements are filed. As of January 25, 2008, no affiliated insurance companies owned more then 25% of the Registrant’s outstanding voting securities of ING WisdomTreeSM Global High-Yielding Equity Index Portfolio.

A list of all persons directly or indirectly under common control with ING Variable Portfolios, Inc. is incorporated herein by reference to Item 26 of the Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed with the Securities and Exchange Commission on April 9, 2001.

ITEM 25.	INDEMNIFICATION

Article 10, Section (iv) of ING Variable Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

(iv)	The Corporation shall indemnify its officers, Directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

	(a)	Every person who is or has been a Director, officer, employee or agent of the Corporation, and persons who serve at the Corporation’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

(b)	The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)	No indemnification shall be provided hereunder to a Director, officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d)	The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any Director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)	In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph (iv), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

	(1)	By a majority vote of a quorum of non-party Directors who are “not interested persons” of the Corporation (as defined in the 1940 Act); or

	(2)	By independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)	The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

	(1)	The indemnity provides security for his undertaking;

	(2)	The Corporation is insured against losses arising by reason of any lawful advances; or

	(3)	A majority of a quorum of non-party Directors who are “not interested” persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.

(g)	Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

In addition, ING Variable Portfolios, Inc.’s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2008.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Directors, officers and controlling persons of ING Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Portfolios, Inc. of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

Information as to the Trustees and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and is incorporated herein by reference thereto.

Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their application for registration as investment advisers on Forms ADV for ING Investment Management Advisors B.V. (File No. 801-40494); ING Clarion Real Estate Securities L.P. (File No. 801-49083); Julius Baer Investment Management LLC (File No. 801-18766); ING Investment Management Co. (File No. 801-9046); Brandes Investment Partners, L.P. (File No. 801-24896); Acadian Asset Management, Inc. (File No. 801-28078); NWQ Investment Management Company, LLC (File No. 801-61379); ING Investment Management Asia/Pacific (Hong Kong) Ltd. (File No. 801-64490); Hansberger Global Investors, Inc. (File No. 801-46059) and Batterymarch Financial Management Inc. (File No. 801-48035).

ITEM 27.	PRINCIPAL UNDERWRITERS

(a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Variable Portfolios, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodian, (e) the Transfer Agent, and (f) each Sub-Adviser. The address of each is as follows:

(a)	ING Variable Portfolios, Inc.
7337 East Doubletree Ranch Rd.
Scottsdale, AZ 85258

(b)	ING Investments, LLC
7337 East Doubletree Ranch Rd.
Scottsdale, AZ 85258

(c)	ING Funds Distributor, LLC
7337 East Doubletree Ranch Rd.
Scottsdale, AZ 85258

(d)	The Bank of New York Mellon Corporation
100 Church Street, 10th Floor
New York, NY 10286

(e)	DST Systems, Inc.
P.O. Box 419386
Kansas City, MO 64141

(f)	(1) ING Investment Management Co.
230 Park Avenue
New York, New York 10169
(2) BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

ITEM 29.	MANAGEMENT SERVICES

Not Applicable.

ITEM 30.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 37 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 28th day of March, 2008.

ING VARIABLE PORTFOLIOS, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Senior Vice President and Chief/Principal Financial Officer Director	March 28, 2008
Todd Modic*

	Director	March 28, 2008
Albert E. DePrince Jr.*

	Director	March 28, 2008
Maria T. Fighetti*

	Director	March 28, 2008
Russell Jones*

	Director	March 28, 2008
Sidney Koch*

	Director, President and Chief Executive Officer	March 28, 2008
Shaun P. Mathews *

	Director	March 28, 2008
Frederic Nelson III*

	Director	March 28, 2008
Corine T. Norgaard*

	Director	March 28, 2008
Joseph E. Obermeyer*

	Director	March 28, 2008
Edward O'Dell*

* By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**	Powers of attorney for Todd Modic and each Director were filed as an exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2007 and are incorporated herein by reference.

EXHIBIT INDEX

ING Variable Portfolios, Inc.

Exhibit Number	Exhibit Description
None